UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23901

Exact name of registrant as specified in charter:	PGIM Rock ETF Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM S&P 500 Buffer 12 ETF - January
TICKER SYMBOL:
JANP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - January	$26	0.50%
WHAT ARE SOME KEY FUND STATIST
I
CS AS OF 4/30/2026?

Fund’s net assets	$ 42,051,544
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR
code
below, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093
from
outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - January

TICKER SYMBOL	JANP
CUSIP	69420N106
ETF1018E2_JAN

PGIM S&P 500 Buffer 20 ETF - January
TICKER SYMBOL:
PBJA
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - January	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 57,107,142
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.3%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll.
PGIM S&P 500 Buffer 20 ETF - January

TICKER SYMBOL	PBJA
CUSIP	69420N205
ETF1019E2_JAN

PGIM S&P 500 Buffer 12 ETF - February
TICKER SYMBOL:
FEBP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - February (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - February	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 20,621,049
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_FEB

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.2)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents
online
, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - February

TICKER SYMBOL	FEBP
CUSIP	69420N304
ETF1018E2_FEB

PGIM S&P 500 Buffer 20 ETF - February
TICKER SYMBOL:
PBFB
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - February (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - February	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 33,875,185
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_FEB

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.0%
Affiliated Mutual Fund - Short-Term Investment	0.9%
Options Written	(4.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim
.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - February

TICKER SYMBOL	PBFB
CUSIP	69420N403
ETF1019E2_FEB

PGIM S&P 500 Buffer 12 ETF - March
TICKER SYMBOL:
MRCP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - March (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - March	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 20,505,912
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_MAR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.0%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(5.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your
fund
documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - March

TICKER SYMBOL	MRCP
CUSIP	69420N502
ETF1018E2_MAR

PGIM S&P 500 Buffer 20 ETF - March
TICKER SYMBOL:
PBMR
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - March (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - March	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 34,088,002
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_MAR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(5.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy
voting
information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - March

TICKER SYMBOL	PBMR
CUSIP	69420N601
ETF1019E2_MAR

PGIM S&P 500 Buffer 12 ETF - April
TICKER SYMBOL:
APRP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - April (the “Fund”) for the period of
November 1, 2025 to April 30, 2026
.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - April	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 22,674,125
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(7.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents
online
, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - April

TICKER SYMBOL	APRP
CUSIP	69420N700
ETF1018E2_APR

PGIM S&P 500 Buffer 20 ETF - April
TICKER SYMBOL:
PBAP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - April (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - April	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 29,028,021
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	108.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(8.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and
proxy
voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - April

TICKER SYMBOL	PBAP
CUSIP	69420N809
ETF1019E2_APR

PGIM S&P 500 Buffer 12 ETF - May
TICKER SYMBOL:
MAYP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - May (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - May	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 16,794,449
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_MAY

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.0)%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this
information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - May

TICKER SYMBOL	MAYP
CUSIP	69420N882
ETF1018E2_MAY

PGIM S&P 500 Buffer 20 ETF - May
TICKER SYMBOL:
PBMY
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - May (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - May	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 18,374,960
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_MAY

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(5.0)%
99.7%
Other assets in excess of liabilities	0.3%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - May

TICKER SYMBOL	PBMY
CUSIP	69420N874
ETF1019E2_MAY

PGIM S&P 500 Buffer 12 ETF - June
TICKER SYMBOL:
JUNP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - June (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - June	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 26,219,021
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_JUN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.9%
Affiliated Mutual Fund - Short-Term Investment	0.4%
Options Written	(7.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - June

TICKER SYMBOL	JUNP
CUSIP	69420N866
ETF1018E2_JUN

PGIM S&P 500 Buffer 20 ETF - June
TICKER SYMBOL:
PBJN
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - June (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - June	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 23,682,799
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_JUN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	109.3%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(9.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - June

TICKER SYMBOL	PBJN
CUSIP	69420N858
ETF1019E2_JUN

PGIM S&P 500 Buffer 12 ETF - July
TICKER SYMBOL:
JULP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - July (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - July	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 20,142,193
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.7%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - July

TICKER SYMBOL	JULP
CUSIP	69420N841
ETF1018E2_JUL

PGIM S&P 500 Buffer 20 ETF - July
TICKER SYMBOL:
PBJL
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - July (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - July	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 38,541,023
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.4%
Affiliated Mutual Fund - Short-Term Investment	0.4%
Options Written	(6.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below,
including
the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - July

TICKER SYMBOL	PBJL
CUSIP	69420N833
ETF1019E2_JUL

PGIM S&P 500 Buffer 12 ETF - August
TICKER SYMBOL:
AUGP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - August (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - August	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 19,042,208
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_AUG

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.9%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - August

TICKER SYMBOL	AUGP
CUSIP	69420N825
ETF1018E2_AUG

PGIM S&P 500 Buffer 20 ETF - August
TICKER SYMBOL:
PBAU
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - August (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - August	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 23,137,408
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_AUG

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.8%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - August

TICKER SYMBOL	PBAU
CUSIP	69420N817
ETF1019E2_AUG

PGIM S&P 500 Buffer 12 ETF - September
TICKER SYMBOL:
SEPP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - September (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - September	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 19,991,068
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_SEP

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(3.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - September

TICKER SYMBOL	SEPP
CUSIP	69420N791
ETF1018E2_SEP

PGIM S&P 500 Buffer 20 ETF - September
TICKER SYMBOL:
PBSE
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - September (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - September	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 24,244,245
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_SEP

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.7%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(5.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - September

TICKER SYMBOL	PBSE
CUSIP	69420N783
ETF1019E2_SEP

PGIM S&P 500 Buffer 12 ETF - October
TICKER SYMBOL:
OCTP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30,
2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - October	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 26,128,291
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.4%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(3.0)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - October

TICKER SYMBOL	OCTP
CUSIP	69420N742
ETF1018E2_OCT

PGIM S&P 500 Buffer 20 ETF - October
TICKER SYMBOL:
PBOC
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - October	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 36,059,129
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.4%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - October

TICKER SYMBOL	PBOC
CUSIP	69420N775
ETF1019E2_OCT

PGIM S&P 500 Buffer 12 ETF - November
TICKER SYMBOL:
NOVP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - November (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - November	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 25,947,190
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_NOV

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	101.8%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(2.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - November

TICKER SYMBOL	NOVP
CUSIP	69420N734
ETF1018E2_NOV

PGIM S&P 500 Buffer 20 ETF - November
TICKER SYMBOL:
PBNV
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - November (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - November	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 28,805,980
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_NOV

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.3%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(3.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - November

TICKER SYMBOL	PBNV
CUSIP	69420N767
ETF1019E2_NOV

PGIM S&P 500 Buffer 12 ETF - December
TICKER SYMBOL:
DECP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 12 ETF - December (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 12 ETF - December	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 29,440,625
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1018E2_DEC

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	102.5%
Affiliated Mutual Fund - Short-Term Investment	0.6%
Options Written	(3.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 12 ETF - December

TICKER SYMBOL	DECP
CUSIP	69420N726
ETF1018E2_DEC

PGIM S&P 500 Buffer 20 ETF - December
TICKER SYMBOL:
PBDE
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Buffer 20 ETF - December (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Buffer 20 ETF - December	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 35,810,262
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1019E2_DEC

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.2%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(3.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Buffer 20 ETF - December

TICKER SYMBOL	PBDE
CUSIP	69420N759
ETF1019E2_DEC

PGIM Laddered S&P 500 Buffer 12 ETF
TICKER SYMBOL:
BUFP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Laddered S&P 500 Buffer 12 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 12 ETF	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 164,863,527
Number of fund holdings	13
Portfolio turnover rate for the period	0%
ETF1022E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Fund - Equity	99.9%
Affiliated Mutual Fund - Short-Term Investment	0.8%
100.7%
Liabilities in excess of other assets	(0.7)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Laddered S&P 500 Buffer 12 ETF

TICKER SYMBOL	BUFP
CUSIP	69420N718
ETF1022E2

PGIM Laddered S&P 500 Buffer 20 ETF
TICKER SYMBOL:
PBFR
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Laddered S&P 500 Buffer 20 ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us
at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered S&P 500 Buffer 20 ETF	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 136,349,917
Number of fund holdings	13
Portfolio turnover rate for the period	0%
ETF1023E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Fund - Equity	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Laddered S&P 500 Buffer 20 ETF

TICKER SYMBOL	PBFR
CUSIP	69420N692
ETF1023E2

PGIM Nasdaq-100 Buffer 12 ETF - January
TICKER SYMBOL:
PQJA
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - January (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - January	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 25,129,185
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	105.9%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(6.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from
outside
the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - January

TICKER SYMBOL	PQJA
CUSIP	69420N551
ETF1025E2_JAN

PGIM Nasdaq-100 Buffer 12 ETF - April
TICKER SYMBOL:
PQAP
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - April (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - April	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 21,863,269
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	110.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(11.1)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from
outside
the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - April

TICKER SYMBOL	PQAP
CUSIP	69420N544
ETF1025E2_APR

PGIM Nasdaq-100 Buffer 12 ETF - July
TICKER SYMBOL:
PQJL
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - July (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - July	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 16,779,558
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.0%
Affiliated Mutual Fund - Short-Term Investment	0.5%
Options Written	(6.5)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from
outside
the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - July

TICKER SYMBOL	PQJL
CUSIP	69420N536
ETF1025E2_JUL

PGIM Nasdaq-100 Buffer 12 ETF - October
TICKER SYMBOL:
PQOC
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Nasdaq-100 Buffer 12 ETF - October (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Nasdaq-100 Buffer 12 ETF - October	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 18,400,705
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1025E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	0.8%
Options Written	(4.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the
U.S
.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Nasdaq-100 Buffer 12 ETF - October

TICKER SYMBOL	PQOC
CUSIP	69420N528
ETF1025E2_OCT

PGIM Laddered Nasdaq-100 Buffer 12 ETF
TICKER SYMBOL:
PBQQ
Listing Exchange:
Nasdaq Stock Market LLC
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM Laddered Nasdaq-100 Buffer 12 ETF (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Laddered Nasdaq-100 Buffer 12 ETF	$0	0.00%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 61,487,034
Number of fund holdings	5
Portfolio turnover rate for the period	0%
ETF1024E2

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Affiliated Exchange-Traded Fund - Equity	100.0%
Affiliated Mutual Fund - Short-Term Investment	0.5%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial
information
, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Laddered Nasdaq-100 Buffer 12 ETF

TICKER SYMBOL	PBQQ
CUSIP	69420N510
ETF1024E2

PGIM S&P 500 Max Buffer ETF - January
TICKER SYMBOL:
PMJA
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - January (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - January	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,892,447
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_JAN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	105.1%
Affiliated Mutual Fund - Short-Term Investment	1.2%
Options Written	(6.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by
scanning
the QR
code
below, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - January

TICKER SYMBOL	PMJA
CUSIP	69420N684
ETF1026E2_JAN

PGIM S&P 500 Max Buffer ETF - February
TICKER SYMBOL:
PMFB
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - February (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - February	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 5,948,174
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_FEB

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	104.1%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(5.7)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from
outside
the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - February

TICKER SYMBOL	PMFB
CUSIP	69420N676
ETF1026E2_FEB

PGIM S&P 500 Max Buffer ETF - March
TICKER SYMBOL:
PMMR
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - March (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - March	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 5,376,466
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_MAR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	105.8%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(7.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - March

TICKER SYMBOL	PMMR
CUSIP	69420N668
ETF1026E2_MAR

PGIM S&P 500 Max Buffer ETF - April
TICKER SYMBOL:
PMAP
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - April (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - April	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 5,144,133
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_APR

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	109.7%
Affiliated Mutual Fund - Short-Term Investment	1.7%
Options Written	(11.4)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - April

TICKER SYMBOL	PMAP
CUSIP	69420N650
ETF1026E2_APR

PGIM S&P 500 Max Buffer ETF - May
TICKER SYMBOL:
PMMY
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT –
April
30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - May (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - May	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,659,601
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_MAY

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	0.7%
Options Written	(4.9)%
98.8%
Other assets in excess of liabilities	1.2%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - May

TICKER SYMBOL	PMMY
CUSIP	69420N643
ETF1026E2_MAY

PGIM S&P 500 Max Buffer ETF - June
TICKER SYMBOL:
PMJN
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - June (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - June	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,195,084
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_JUN

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	112.9%
Affiliated Mutual Fund - Short-Term Investment	1.0%
Options Written	(13.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request
this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - June

TICKER SYMBOL	PMJN
CUSIP	69420N635
ETF1026E2_JUN

PGIM S&P 500 Max Buffer ETF - July
TICKER SYMBOL:
PMJL
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - July (the “Fund”) for the period of
November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - July	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,900,786
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_JUL

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	107.1%
Affiliated Mutual Fund - Short-Term Investment	2.5%
Options Written	(9.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - July

TICKER SYMBOL	PMJL
CUSIP	69420N627
ETF1026E2_JUL

PGIM S&P 500 Max Buffer ETF - August
TICKER SYMBOL:
PMAU
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - August (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - August	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,680,204
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_AUG

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.1%
Affiliated Mutual Fund - Short-Term Investment	1.8%
Options Written	(7.9)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - August

TICKER SYMBOL	PMAU
CUSIP	69420N619
ETF1026E2_AUG

PGIM S&P 500 Max Buffer ETF - September
TICKER SYMBOL:
PMSE
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - September (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - September	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 4,162,553
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_SEP

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	106.1%
Affiliated Mutual Fund - Short-Term Investment	1.5%
Options Written	(7.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - September

TICKER SYMBOL	PMSE
CUSIP	69420N593
ETF1026E2_SEP

PGIM S&P 500 Max Buffer ETF - October
TICKER SYMBOL:
PMOC
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - October (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - October	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 3,604,927
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_OCT

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	2.5%
Options Written	(5.8)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - October

TICKER SYMBOL	PMOC
CUSIP	69420N585
ETF1026E2_OCT

PGIM S&P 500 Max Buffer ETF - November
TICKER SYMBOL:
PMNV
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April 30,
2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - November (the “Fund”) for the
period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - November	$25	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 5,386,046
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_NOV

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.0%
Affiliated Mutual Fund - Short-Term Investment	1.6%
Options Written	(4.6)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR c
od
e below, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - November

TICKER SYMBOL	PMNV
CUSIP	69420N577
ETF1026E2_NOV

PGIM S&P 500 Max Buffer ETF - December
TICKER SYMBOL:
PMDE
Listing Exchange:
Cboe BZX Exchange, Inc.
SEMIANNUAL SHAREHOLDER REPORT – April
30
, 2026
This
semiannual shareholder report
contains important information about the PGIM S&P 500 Max Buffer ETF - December (the “Fund”) for the
period of November 28, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/etf-fund-documents
. You can also request this information by contacting us at
(888) 247-8090 or (973) 802-2093 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM S&P 500 Max Buffer ETF - December	$21	0.50%
This report covers a period less than six months. Expenses for a six-month period would be higher than the figures shown.
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 7,152,641
Number of fund holdings	4
Portfolio turnover rate for the period	0%
ETF1026E2_DEC

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Investment Allocation	% of Net Assets
Options Purchased	103.3%
Affiliated Mutual Fund - Short-Term Investment	2.0%
Options Written	(5.3)%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/etf-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (888) 247-8090 or
(973) 802-2093 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM S&P 500 Max Buffer ETF - December

TICKER SYMBOL	PMDE
CUSIP	69420N569
ETF1026E2_DEC

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PGIM ROCK ETF TRUST

PGIM S&P 500 Buffer 12 ETF - January	PGIM S&P 500 Buffer 20 ETF - August	PGIM Laddered Nasdaq-100 Buffer 12 ETF
PGIM S&P 500 Buffer 20 ETF - January	PGIM S&P 500 Buffer 12 ETF - September	PGIM S&P 500 Max Buffer ETF - January
PGIM S&P 500 Buffer 12 ETF - February	PGIM S&P 500 Buffer 20 ETF - September	PGIM S&P 500 Max Buffer ETF - February
PGIM S&P 500 Buffer 20 ETF - February	PGIM S&P 500 Buffer 12 ETF - October	PGIM S&P 500 Max Buffer ETF - March
PGIM S&P 500 Buffer 12 ETF - March	PGIM S&P 500 Buffer 20 ETF - October	PGIM S&P 500 Max Buffer ETF - April
PGIM S&P 500 Buffer 20 ETF - March	PGIM S&P 500 Buffer 12 ETF - November	PGIM S&P 500 Max Buffer ETF - May
PGIM S&P 500 Buffer 12 ETF - April	PGIM S&P 500 Buffer 20 ETF - November	PGIM S&P 500 Max Buffer ETF - June
PGIM S&P 500 Buffer 20 ETF - April	PGIM S&P 500 Buffer 12 ETF - December	PGIM S&P 500 Max Buffer ETF - July
PGIM S&P 500 Buffer 12 ETF - May	PGIM S&P 500 Buffer 20 ETF - December	PGIM S&P 500 Max Buffer ETF - August
PGIM S&P 500 Buffer 20 ETF - May	PGIM Laddered S&P 500 Buffer 12 ETF	PGIM S&P 500 Max Buffer ETF - September
PGIM S&P 500 Buffer 12 ETF - June	PGIM Laddered S&P 500 Buffer 20 ETF	PGIM S&P 500 Max Buffer ETF - October
PGIM S&P 500 Buffer 20 ETF - June	PGIM Nasdaq-100 Buffer 12 ETF - January	PGIM S&P 500 Max Buffer ETF - November
PGIM S&P 500 Buffer 12 ETF - July	PGIM Nasdaq-100 Buffer 12 ETF - April	PGIM S&P 500 Max Buffer ETF - December
PGIM S&P 500 Buffer 20 ETF - July	PGIM Nasdaq-100 Buffer 12 ETF - July
PGIM S&P 500 Buffer 12 ETF - August	PGIM Nasdaq-100 Buffer 12 ETF - October

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Table of Contents	Financial Statements and Other Information	April 30, 2026

Notes to Financial Statements	299

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.1%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $371,269)(wb)	371,269	$371,269

OPTIONS PURCHASED*~ 103.2% (cost $42,121,610)		43,427,690

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $42,492,879)		43,798,959

OPTIONS WRITTEN*~ (4.1)% (premiums received $1,844,393)		(1,730,571)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $40,648,486)		42,068,388
Liabilities in excess of other assets (0.0)%		(16,844)

NET ASSETS 100.0%		$42,051,544

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$ 6.82	594	59	$41,975,271
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92	594	59	1,452,419

Total Options Purchased (cost $42,121,610)						$43,427,690

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$777.05	594	59	$(1,039,494)
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$600.09	594	59	(691,077)

Total Options Written (premiums received $1,844,393)						$(1,730,571)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$371,269	$—	$—
Options Purchased	—	43,427,690	—

Total	$371,269	$43,427,690	$—

Liabilities
Options Written	$—	$(1,730,571)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.2%
Affiliated Mutual Fund	0.9

104.1
Options Written	(4.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$43,427,690	Options written outstanding, at value	$1,730,571

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$784,232	$503,884

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$172,300	$297,785

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 3

PGIM S&P 500 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$31,908,553
Options Written (2)	91,667

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $42,121,610)	$43,427,690
Affiliated investments (cost $371,269)	371,269

Total Assets	43,798,959

Liabilities

Options written outstanding, at value (premiums received $1,844,393)	1,730,571
Management fee payable	16,844

Total Liabilities	1,747,415

Net Assets	$42,051,544

Net assets were comprised of:
Common stock, at par	$1,240
Paid-in capital in excess of par	39,977,844
Total distributable earnings (loss)	2,072,460

Net assets, April 30, 2026	$42,051,544

Net asset value, offering price and redemption price per share, ($42,051,544 ÷ 1,240,000 shares of common stock issued and outstanding)	$33.91

See Notes to Financial Statements.

PGIM Rock ETF Trust 5

PGIM S&P 500 Buffer 12 ETF - January

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$5,077

Expenses
Management fee	81,262

Net investment income (loss)	(76,185)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(362,926)
In-kind redemptions	1,716,185
Options written transactions	(65,143)

1,288,116

Net change in unrealized appreciation (depreciation) on:
Investments	172,300
Options written	297,785

470,085

Net gain (loss) on investment transactions	1,758,201

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,682,016

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - January

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(76,185)	$(30,748)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,288,116	516,912
Net change in unrealized appreciation (depreciation) on investments	470,085	529,847

Net increase (decrease) in net assets resulting from operations	1,682,016	1,016,011

Fund share transactions
Net proceeds from shares sold (1,740,000 and 370,000 shares, respectively)	56,717,572	10,909,339
Shares redeemed in-kind (870,000 and 170,000 shares, respectively)	(28,188,244)	(4,879,750)

Net increase (decrease) in net assets from Fund share transactions	28,529,328	6,029,589

Total increase (decrease)	30,211,344	7,045,600

Net Assets:
Beginning of period	11,840,200	4,794,600

End of period	$42,051,544	$11,840,200

See Notes to Financial Statements.

PGIM Rock ETF Trust 7

PGIM S&P 500 Buffer 12 ETF - January

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$32.00		$28.20	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.99		3.91	3.25
Total from investment operations	1.91		3.80	3.20
Net asset value, end of period	$33.91		$32.00	$28.20
Total Return(c):	5.98%		13.46%	12.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,052		$11,840	$4,795
Average net assets (000)	$32,774		$7,948	$3,607
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.43%	0.26	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.39)%	(0.21	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.0%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $410,590)(wb)	410,590	$410,590

OPTIONS PURCHASED*~ 104.3% (cost $57,733,345)		59,585,131

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $58,143,935)		59,995,721

OPTIONS WRITTEN*~ (5.0)% (premiums received $2,585,583)		(2,865,882)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $55,558,352)		57,129,839
Liabilities in excess of other assets (0.0)%		(22,697)

NET ASSETS 100.0%		$57,107,142

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$6.82	815	82	$57,592,334
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92	815	82	1,992,797

Total Options Purchased (cost $57,733,345)						$59,585,131

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$753.04	815	82	$(2,286,613)
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$545.54	815	82	(579,269)

Total Options Written (premiums received $2,585,583)						$(2,865,882)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 9

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$410,590	$—	$—
Options Purchased	—	59,585,131	—

Total	$410,590	$59,585,131	$—

Liabilities
Options Written	$—	$(2,865,882)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.3%
Affiliated Mutual Fund	0.7

105.0
Options Written	(5.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$59,585,131	Options written outstanding, at value	$2,865,882

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$2,151,259	$(318,768)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(771,057)	$886,935

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$46,204,248
Options Written (2)	134,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 11

PGIM S&P 500 Buffer 20 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $57,733,345)	$59,585,131
Affiliated investments (cost $410,590)	410,590

Total Assets	59,995,721

Liabilities

Options written outstanding, at value (premiums received $2,585,583)	2,865,882
Management fee payable	22,697

Total Liabilities	2,888,579

Net Assets	$57,107,142

Net assets were comprised of:
Common stock, at par	$1,800
Paid-in capital in excess of par	54,413,348
Total distributable earnings (loss)	2,691,994

Net assets, April 30, 2026	$57,107,142

Net asset value, offering price and redemption price per share, ($57,107,142 ÷ 1,800,001 shares of common stock issued and outstanding)	$31.73

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$6,735

Expenses
Management fee	108,919

Net investment income (loss)	(102,184)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(1,194,394)
In-kind redemptions	3,969,226
Options written transactions	(942,341)

1,832,491

Net change in unrealized appreciation (depreciation) on:
Investments	(771,057)
Options written	886,935

115,878

Net gain (loss) on investment transactions	1,948,369

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,846,185

See Notes to Financial Statements.

PGIM Rock ETF Trust 13

PGIM S&P 500 Buffer 20 ETF - January

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(102,184)	$(150,299)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,832,491	1,966,445
Net change in unrealized appreciation (depreciation) on investments	115,878	1,181,905

Net increase (decrease) in net assets resulting from operations	1,846,185	2,998,051

Fund share transactions
Net proceeds from shares sold (1,800,000 and 2,030,000 shares, respectively)	55,544,874	56,899,264
Shares redeemed in-kind (910,000 and 1,250,000 shares, respectively)	(27,917,771)	(35,837,450)

Net increase (decrease) in net assets from Fund share transactions	27,627,103	21,061,814

Total increase (decrease)	29,473,288	24,059,865

Net Assets:

Beginning of period	27,633,854	3,573,989

End of period	$57,107,142	$27,633,854

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - January

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	December 29, 2023(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.37		$27.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.12)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	1.43		3.00	2.52
Total from investment operations	1.36		2.88	2.49
Net asset value, end of period	$31.73		$30.37	$27.49
Total Return(c):	4.48%		10.45%	9.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,107		$27,634	$3,574
Average net assets (000)	$43,929		$34,598	$2,953
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.49%	0.24	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.43)%	(0.16	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 15

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.3%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $175,358)(wb)	175,358	$175,358

OPTIONS PURCHASED*~ 103.4% (cost $20,852,311)		21,329,741

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.3% (cost $21,027,669)		21,505,099

OPTIONS WRITTEN*~ (4.3)% (premiums received $932,389)		(876,137)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $20,095,280)		20,628,962
Liabilities in excess of other assets (0.0)%		(7,913)

NET ASSETS 100.0%		$20,621,049

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$6.92	290	29	$20,503,180
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97	290	29	826,561

Total Options Purchased (cost $20,852,311)						$21,329,741

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$789.88	290	29	$(471,717)
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$608.93	290	29	(404,420)

Total Options Written (premiums received $932,389)						$(876,137)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$175,358	$—	$—
Options Purchased	—	21,329,741	—

Total	$175,358	$21,329,741	$—

Liabilities
Options Written	$—	$(876,137)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.4%
Affiliated Mutual Fund	0.9

104.3
Options Written	(4.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$21,329,741	Options written outstanding, at value	$876,137

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,080,024	$170,163

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(415,587)	$173,458

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 17

PGIM S&P 500 Buffer 12 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$14,691,351
Options Written (2)	42,267

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $20,852,311)	$21,329,741
Affiliated investments (cost $175,358)	175,358

Total Assets	21,505,099

Liabilities

Options written outstanding, at value (premiums received $932,389)	876,137
Management fee payable	7,913

Total Liabilities	884,050

Net Assets	$20,621,049

Net assets were comprised of:
Common stock, at par	$620
Paid-in capital in excess of par	19,273,918
Total distributable earnings (loss)	1,346,511

Net assets, April 30, 2026	$20,621,049

Net asset value, offering price and redemption price per share, ($20,621,049 ÷ 620,401 shares of common stock issued and outstanding)	$33.24

See Notes to Financial Statements.

PGIM Rock ETF Trust 19

PGIM S&P 500 Buffer 12 ETF - February

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,193

Expenses
Management fee	35,590

Net investment income (loss)	(33,397)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(478,911)
In-kind redemptions	1,756,911
Options written transactions	(27,813)

1,250,187

Net change in unrealized appreciation (depreciation) on:
Investments	(415,587)
Options written	173,458

(242,129)

Net gain (loss) on investment transactions	1,008,058

Net Increase (Decrease) In Net Assets Resulting From Operations	$974,661

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - February

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(33,397)	$(28,732)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,250,187	621,334
Net change in unrealized appreciation (depreciation) on investments	(242,129)	392,548

Net increase (decrease) in net assets resulting from operations	974,661	985,150

Fund share transactions
Net proceeds from shares sold (730,000 and 310,000 shares, respectively)	23,476,843	8,905,720
Shares redeemed in-kind (440,000 and 170,000 shares, respectively)	(14,161,855)	(4,844,061)

Net increase (decrease) in net assets from Fund share transactions	9,314,988	4,061,659

Total increase (decrease)	10,289,649	5,046,809

Net Assets:

Beginning of period	10,331,400	5,284,591

End of period	$20,621,049	$10,331,400

See Notes to Financial Statements.

PGIM Rock ETF Trust 21

PGIM S&P 500 Buffer 12 ETF - February

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$31.27		$27.76	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.04		3.62	2.81
Total from investment operations	1.97		3.51	2.76
Net asset value, end of period	$33.24		$31.27	$27.76
Total Return(c):	6.30%		12.66%	11.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,621		$10,331	$5,285
Average net assets (000)	$14,354		$7,556	$4,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.31	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.38)%	(0.26	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.9%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $312,617)(wb)	312,617	$312,617

OPTIONS PURCHASED*~ 104.0% (cost $34,327,708)		35,230,848

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.9% (cost $34,640,325)		35,543,465

OPTIONS WRITTEN*~ (4.9)% (premiums received $1,538,767)		(1,655,017)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $33,101,558)		33,888,448
Liabilities in excess of other assets (0.0)%		(13,263)

NET ASSETS 100.0%		$33,875,185

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$6.92	479	48	$33,865,597
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97	479	48	1,365,251

Total Options Purchased (cost $34,327,708)						$35,230,848

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$765.66	479	48	$(1,241,971)
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$553.58	479	48	(413,046)

Total Options Written (premiums received $1,538,767)						$(1,655,017)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 23

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$312,617	$—	$—
Options Purchased	—	35,230,848	—

Total	$312,617	$35,230,848	$—

Liabilities
Options Written	$—	$(1,655,017)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.0%
Affiliated Mutual Fund	0.9

104.9
Options Written	(4.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$35,230,848	Options written outstanding, at value	$1,655,017

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,780,180	$(210,704)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(668,652)	$328,417

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$23,094,626
Options Written (2)	66,733

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 25

PGIM S&P 500 Buffer 20 ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $34,327,708)	$35,230,848
Affiliated investments (cost $312,617)	312,617

Total Assets	35,543,465

Liabilities
Options written outstanding, at value (premiums received $1,538,767)	1,655,017
Management fee payable	13,263

Total Liabilities	1,668,280

Net Assets	$33,875,185

Net assets were comprised of:
Common stock, at par	$1,080
Paid-in capital in excess of par	32,079,665
Total distributable earnings (loss)	1,794,440

Net assets, April 30, 2026	$33,875,185

Net asset value, offering price and redemption price per share, ($33,875,185 ÷ 1,080,401 shares of common stock issued and outstanding)	$31.35

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$3,414

Expenses
Management fee	57,671

Net investment income (loss)	(54,257)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(737,084)
In-kind redemptions	2,645,005
Options written transactions	(338,445)

1,569,476

Net change in unrealized appreciation (depreciation) on:
Investments	(668,652)
Options written	328,417

(340,235)

Net gain (loss) on investment transactions	1,229,241

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,174,984

See Notes to Financial Statements.

PGIM Rock ETF Trust 27

PGIM S&P 500 Buffer 20 ETF - February

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(54,257)	$(49,539)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,569,476	450,203
Net change in unrealized appreciation (depreciation) on investments	(340,235)	810,224

Net increase (decrease) in net assets resulting from operations	1,174,984	1,210,888

Fund share transactions
Net proceeds from shares sold (1,100,000 and 520,000 shares, respectively)	33,716,768	14,525,133
Shares redeemed in-kind (570,000 and 140,000 shares, respectively)	(17,489,865)	(3,898,835)

Net increase (decrease) in net assets from Fund share transactions	16,226,903	10,626,298

Total increase (decrease)	17,401,887	11,837,186

Net Assets:
Beginning of period	16,473,298	4,636,112

End of period	$33,875,185	$16,473,298

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - February

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	January 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.93		$27.21	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.49		2.84	2.25
Total from investment operations	1.42		2.72	2.21
Net asset value, end of period	$31.35		$29.93	$27.21
Total Return(c):	4.76%		10.00%	8.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,875		$16,473	$4,636
Average net assets (000)	$23,260		$11,976	$3,919
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.45%	0.29	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.41)%	(0.22	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 29

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.0%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $197,955)(wb)	197,955	$197,955

OPTIONS PURCHASED*~ 104.1% (cost $20,727,708)		21,345,949

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $20,925,663)		21,543,904

OPTIONS WRITTEN*~ (5.0)% (premiums received $989,464)		(1,030,109)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $19,936,199)		20,513,795
Liabilities in excess of other assets (0.0)%		(7,883)

NET ASSETS 100.0%		$20,505,912

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$ 6.86	290	29	$20,514,226
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$685.99	290	29	831,723

Total Options Purchased (cost $20,727,708)						$21,345,949

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$785.39	290	29	$(607,999)
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$603.67	290	29	(422,110)

Total Options Written (premiums received $ 989,464)						$(1,030,109)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$197,955	$—	$—
Options Purchased	—	21,345,949	—

Total	$197,955	$21,345,949	$—

Liabilities
Options Written	$—	$(1,030,109)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	0.9

105.0
Options Written	(5.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$21,345,949	Options written outstanding, at value	$1,030,109

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$1,347,465	$85,015

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(489,916)	$291,847

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 31

PGIM S&P 500 Buffer 12 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$15,096,638
Options Written (2)	45,533

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $20,727,708)	$21,345,949
Affiliated investments (cost $197,955)	197,955

Total Assets	21,543,904

Liabilities

Options written outstanding, at value (premiums received $989,464)	1,030,109
Management fee payable	7,883

Total Liabilities	1,037,992

Net Assets	$20,505,912

Net assets were comprised of:
Common stock, at par	$610
Paid-in capital in excess of par	18,864,095
Total distributable earnings (loss)	1,641,207

Net assets, April 30, 2026	$20,505,912

Net asset value, offering price and redemption price per share, ($20,505,912 ÷ 610,001 shares of common stock issued and outstanding)	$33.62

See Notes to Financial Statements.

PGIM Rock ETF Trust 33

PGIM S&P 500 Buffer 12 ETF - March

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,974

Expenses
Management fee	37,313

Net investment income (loss)	(35,339)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(471,959)
In-kind redemptions	1,955,870
Options written transactions	(51,431)

1,432,480

Net change in unrealized appreciation (depreciation) on:
Investments	(489,916)
Options written	291,847

(198,069)

Net gain (loss) on investment transactions	1,234,411

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,199,072

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - March

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(35,339)	$(31,151)

Net realized gain (loss) on investment and in-kind redemptions transactions	1,432,480	794,817

Net change in unrealized appreciation (depreciation) on investments	(198,069)	411,222

Net increase (decrease) in net assets resulting from operations	1,199,072	1,174,888

Fund share transactions

Net proceeds from shares sold (740,000 and 510,000 shares, respectively)	23,949,633	14,810,775

Shares redeemed in-kind (510,000 and 310,000 shares, respectively)	(16,597,960)	(8,956,558)

Net increase (decrease) in net assets from Fund share transactions	7,351,673	5,854,217

Total increase (decrease)	8,550,745	7,029,105

Net Assets:

Beginning of period	11,955,167	4,926,062

End of period	$20,505,912	$11,955,167

See Notes to Financial Statements.

PGIM Rock ETF Trust 35

PGIM S&P 500 Buffer 12 ETF - March

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$31.46		$27.37	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.24		4.20	2.42
Total from investment operations	2.16		4.09	2.37
Net asset value, end of period	$33.62		$31.46	$27.37
Total Return(c):	6.85%		14.96%	9.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,506		$11,955	$4,926
Average net assets (000)	$15,049		$8,152	$4,137
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.33	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.38)%	(0.26	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $331,409)(wb)	331,409	$331,409

OPTIONS PURCHASED*~ 104.9% (cost $34,657,158)		35,772,866

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.9% (cost $34,988,567)		36,104,275

OPTIONS WRITTEN*~ (5.9)% (premiums received $1,682,461)		(2,002,981)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $33,306,106)		34,101,294
Liabilities in excess of other assets (0.0)%		(13,292)

NET ASSETS 100.0%		$34,088,002

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$6.86	486	49	$34,379,013
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$685.99	486	49	1,393,853

Total Options Purchased (cost $34,657,158)						$35,772,866

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$760.69	486	49	$(1,556,362)
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$548.79	486	49	(446,619)

Total Options Written (premiums received $1,682,461)						$(2,002,981)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 37

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$331,409	$—	$—
Options Purchased	—	35,772,866	—

Total	$331,409	$35,772,866	$—

Liabilities
Options Written	$—	$(2,002,981)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.9%
Affiliated Mutual Fund	1.0

105.9
Options Written	(5.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$35,772,866	Options written outstanding, at value	$2,002,981

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,941,666	$(421,397)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(620,626)	$375,278

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$21,525,095
Options Written (2)	65,067

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 39

PGIM S&P 500 Buffer 20 ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $34,657,158)	$35,772,866
Affiliated investments (cost $331,409)	331,409

Total Assets	36,104,275

Liabilities

Options written outstanding, at value (premiums received $1,682,461)	2,002,981
Management fee payable	13,292

Total Liabilities	2,016,273

Net Assets	$34,088,002

Net assets were comprised of:
Common stock, at par	$1,080
Paid-in capital in excess of par	32,377,912
Total distributable earnings (loss)	1,709,010

Net assets, April 30, 2026	$34,088,002

Net asset value, offering price and redemption price per share, ($34,088,002 ÷ 1,080,001 shares of common stock issued and outstanding)	$31.56

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$3,136

Expenses
Management fee	51,791

Net investment income (loss)	(48,655)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(680,384)
In-kind redemptions	2,597,625
Options written transactions	(396,972)

1,520,269

Net change in unrealized appreciation (depreciation) on:
Investments	(620,626)
Options written	375,278

(245,348)

Net gain (loss) on investment transactions	1,274,921

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,226,266

See Notes to Financial Statements.

PGIM Rock ETF Trust 41

PGIM S&P 500 Buffer 20 ETF - March

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(48,655)	$(45,505)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,520,269	675,908
Net change in unrealized appreciation (depreciation) on investments	(245,348)	656,300

Net increase (decrease) in net assets resulting from operations	1,226,266	1,286,703

Fund share transactions
Net proceeds from shares sold (1,110,000 and 580,000 shares, respectively)	34,226,334	16,206,242
Shares redeemed in-kind (540,000 and 290,000 shares, respectively)	(16,674,389)	(8,112,420)

Net increase (decrease) in net assets from Fund share transactions	17,551,945	8,093,822

Total increase (decrease)	18,778,211	9,380,525

Net Assets:

Beginning of period	15,309,791	5,929,266

End of period	$34,088,002	$15,309,791

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - March

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	February 29, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.02		$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.61		3.18	2.00
Total from investment operations	1.54		3.07	1.95
Net asset value, end of period	$31.56		$30.02	$26.95
Total Return(c):	5.15%		11.38%	7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,088		$15,310	$5,929
Average net assets (000)	$20,888		$11,442	$5,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.44%	0.35	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.40)%	(0.29	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 43

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.1%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $221,473)(wb)	221,473	$221,473

OPTIONS PURCHASED*~ 106.2% (cost $22,705,149)		24,077,961

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.1% (cost $22,926,622)		24,299,434

OPTIONS WRITTEN*~ (7.1)% (premiums received $1,310,952)		(1,616,894)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,615,670)		22,682,540
Liabilities in excess of other assets (0.0)%		(8,415)

NET ASSETS 100.0%		$22,674,125

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$ 6.50	330	33	$23,304,840
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$650.34	330	33	773,121

Total Options Purchased (cost $22,705,149)						$24,077,961

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$758.17	330	33	$(1,204,348)
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$572.30	330	33	(412,546)

Total Options Written (premiums received $1,310,952)						$(1,616,894)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$221,473	$—	$—
Options Purchased	—	24,077,961	—

Total	$221,473	$24,077,961	$—

Liabilities
Options Written	$—	$(1,616,894)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	106.2%
Affiliated Mutual Fund	0.9

107.1
Options Written	(7.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$24,077,961	Options written outstanding, at value	$1,616,894

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$725,995	$728,806

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(512,920)	$573,007

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 45

PGIM S&P 500 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$16,311,109
Options Written (2)	51,133

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $22,705,149)	$24,077,961
Affiliated investments (cost $221,473)	221,473

Total Assets	24,299,434

Liabilities

Options written outstanding, at value (premiums received $1,310,952)	1,616,894

Management fee payable	8,415

Total Liabilities	1,625,309

Net Assets	$22,674,125

Net assets were comprised of:
Common stock, at par	$710
Paid-in capital in excess of par	20,642,694
Total distributable earnings (loss)	2,030,721

Net assets, April 30, 2026	$22,674,125

Net asset value, offering price and redemption price per share, ($22,674,125 ÷ 710,001 shares of common stock issued and outstanding)	$31.94

See Notes to Financial Statements.

PGIM Rock ETF Trust 47

PGIM S&P 500 Buffer 12 ETF - April

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$2,204

Expenses
Management fee	37,845

Net investment income (loss)	(35,641)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(829,390)
In-kind redemptions	2,289,115
Options written transactions	(4,924)

1,454,801

Net change in unrealized appreciation (depreciation) on:
Investments	(512,920)
Options written	573,007

60,087

Net gain (loss) on investment transactions	1,514,888

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,479,247

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - April

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(35,641)	$(32,213)

Net realized gain (loss) on investment and in-kind redemptions transactions	1,454,801	238,479

Net change in unrealized appreciation (depreciation) on investments	60,087	630,986

Net increase (decrease) in net assets resulting from operations	1,479,247	837,252

Fund share transactions

Net proceeds from shares sold (840,000 and 460,000 shares, respectively)	25,387,340	12,609,208

Shares redeemed in-kind (570,000 and 240,000 shares, respectively)	(17,056,039)	(6,499,028)

Net increase (decrease) in net assets from Fund share transactions	8,331,301	6,110,180

Total increase (decrease)	9,810,548	6,947,432

Net Assets:

Beginning of period	12,863,577	5,916,145

End of period	$22,674,125	$12,863,577

See Notes to Financial Statements.

PGIM Rock ETF Trust 49

PGIM S&P 500 Buffer 12 ETF - April

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.24		$26.89	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.77		2.46	1.94
Total from investment operations	2.70		2.35	1.89
Net asset value, end of period	$31.94		$29.24	$26.89
Total Return(c):	9.24%		8.71%	7.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,674		$12,864	$5,916
Average net assets (000)	$15,264		$8,499	$4,614
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.36	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.38)%	(0.30	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 108.9%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $237,738)(wb)	237,738	$237,738

OPTIONS PURCHASED*~ 108.1% (cost $29,572,323)		31,374,313

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.9% (cost $29,810,061)		31,612,051

OPTIONS WRITTEN*~ (8.9)% (premiums received $1,743,743)		(2,573,240)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $28,066,318)		29,038,811
Liabilities in excess of other assets (0.0)%		(10,790)

NET ASSETS 100.0%		$29,028,021

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$6.50	430	43	$30,366,913
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$650.34	430	43	1,007,400

Total Options Purchased (cost $29,572,323)						$31,374,313

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$731.96	430	43	$(2,219,789)
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$520.27	430	43	(353,451)

Total Options Written (premiums received $1,743,743)						$(2,573,240)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 51

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$237,738	$—	$—
Options Purchased	—	31,374,313	—

Total	$237,738	$31,374,313	$—

Liabilities
Options Written	$—	$(2,573,240)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	108.1%
Affiliated Mutual Fund	0.8

108.9
Options Written	(8.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$31,374,313	Options written outstanding, at value	$2,573,240

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$1,821,093	$(19,470)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(1,499,772)	$1,284,029

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$23,224,300
Options Written (2)	74,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 53

PGIM S&P 500 Buffer 20 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $29,572,323)	$31,374,313
Affiliated investments (cost $237,738)	237,738

Total Assets	31,612,051

Liabilities

Options written outstanding, at value (premiums received $1,743,743)	2,573,240
Management fee payable	10,790

Total Liabilities	2,584,030

Net Assets	$29,028,021

Net assets were comprised of:
Common stock, at par	$ 950
Paid-in capital in excess of par	26,976,472
Total distributable earnings (loss)	2,050,599

Net assets, April 30, 2026	$29,028,021

Net asset value, offering price and redemption price per share, ($29,028,021 ÷ 950,001 shares of common stock issued and outstanding)	$ 30.56

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,531

Expenses
Management fee	53,939

Net investment income (loss)	(51,408)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(1,303,815)
In-kind redemptions	3,668,131
Options written transactions	(562,693)

1,801,623

Net change in unrealized appreciation (depreciation) on:
Investments	(1,499,772)
Options written	1,284,029

(215,743)

Net gain (loss) on investment transactions	1,585,880

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,534,472

See Notes to Financial Statements.

PGIM Rock ETF Trust 55

PGIM S&P 500 Buffer 20 ETF - April

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(51,408)	$(64,029)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,801,623	777,070
Net change in unrealized appreciation (depreciation) on investments	(215,743)	761,974

Net increase (decrease) in net assets resulting from operations	1,534,472	1,475,015

Fund share transactions
Net proceeds from shares sold (950,000 and 900,000 shares, respectively)	28,033,078	24,179,661
Shares redeemed in-kind (730,000 and 430,000 shares, respectively)	(21,401,400)	(11,719,967)

Net increase (decrease) in net assets from Fund share transactions	6,631,678	12,459,694

Total increase (decrease)	8,166,150	13,934,709

Net Assets:

Beginning of period	20,861,871	6,927,162

End of period	$29,028,021	$20,861,871

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - April

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	March 28, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.58		$26.64	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.05		2.05	1.69
Total from investment operations	1.98		1.94	1.64
Net asset value, end of period	$30.56		$28.58	$26.64
Total Return(c):	6.92%		7.26%	6.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,028		$20,862	$6,927
Average net assets (000)	$21,754		$15,545	$5,954
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.45%	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.48	)%(e)	(0.41)%	(0.33	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 57

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.8%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $109,629)(wb)	109,629	$109,629

OPTIONS PURCHASED*~ 104.1% (cost $17,488,480)		17,487,522

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8% (cost $17,598,109)		17,597,151

OPTIONS WRITTEN*~ (5.0)% (premiums received $831,362)		(832,338)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.8% (cost $16,766,747)		16,764,813
Other assets in excess of liabilities 0.2%		29,636

NET ASSETS 100.0%		$16,794,449

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$ 7.19	234	23	$16,518,996
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$718.66	234	23	968,526

Total Options Purchased (cost $17,488,480)						$17,487,522

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$825.45	234	23	$(324,558)
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$632.42	234	23	(507,780)

Total Options Written (premiums received $831,362)						$(832,338)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$109,629	$—	$—
Options Purchased	—	17,487,522	—

Total	$109,629	$17,487,522	$—

Liabilities
Options Written	$—	$(832,338)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	0.7

104.8
Options Written	(5.0)
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$17,487,522	Options written outstanding, at value	$832,338

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$2,298,810	$(921,792)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(1,566,999)	$758,212

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 59

PGIM S&P 500 Buffer 12 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$13,259,949
Options Written (2)	40,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $17,488,480)	$17,487,522
Affiliated investments (cost $109,629)	109,629
Receivable for investments sold	19,514,844

Total Assets	37,111,995

Liabilities

Payable for investments purchased	19,478,370
Options written outstanding, at value (premiums received $831,362)	832,338
Management fee payable	6,838

Total Liabilities	20,317,546

Net Assets	$16,794,449

Net assets were comprised of:
Common stock, at par	$ 530
Paid-in capital in excess of par	15,511,591
Total distributable earnings (loss)	1,282,328

Net assets, April 30, 2026	$16,794,449

Net asset value, offering price and redemption price per share, ($16,794,449 ÷ 530,001 shares of common stock issued and outstanding)	$ 31.69

See Notes to Financial Statements.

PGIM Rock ETF Trust 61

PGIM S&P 500 Buffer 12 ETF - May

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,625

Expenses
Management fee	33,071

Net investment income (loss)	(31,446)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(302,354)
In-kind redemptions	2,850,853
Options written transactions	(1,171,481)

1,377,018

Net change in unrealized appreciation (depreciation) on:
Investments	(1,566,999)
Options written	758,212

(808,787)

Net gain (loss) on investment transactions	568,231

Net Increase (Decrease) In Net Assets Resulting From Operations	$536,785

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - May

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(31,446)	$(24,720)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,377,018	435,938
Net change in unrealized appreciation (depreciation) on investments	(808,787)	567,797

Net increase (decrease) in net assets resulting from operations	536,785	979,015

Fund share transactions
Net proceeds from shares sold (730,000 and 410,000 shares, respectively)	22,986,461	11,117,091
Shares redeemed in-kind (540,000 and 220,000 shares, respectively)	(17,072,098)	(5,842,425)

Net increase (decrease) in net assets from Fund share transactions	5,914,363	5,274,666

Total increase (decrease)	6,451,148	6,253,681

Net Assets:

Beginning of period	10,343,301	4,089,620

End of period	$16,794,449	$10,343,301

See Notes to Financial Statements.

PGIM Rock ETF Trust 63

PGIM S&P 500 Buffer 12 ETF - May

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.42		$27.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.34		3.27	2.30
Total from investment operations	1.27		3.16	2.26
Net asset value, end of period	$31.69		$30.42	$27.26
Total Return(c):	4.18%		11.58%	9.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,794		$10,343	$4,090
Average net assets (000)	$13,338		$6,623	$3,202
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.37	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.48	)%(e)	(0.37)%	(0.27	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.7%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $104,958)(wb)	104,958	$104,958

OPTIONS PURCHASED*~ 104.1% (cost $19,132,697)		19,131,648

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $19,237,655)		19,236,606

OPTIONS WRITTEN*~ (5.0)% (premiums received $909,525)		(910,592)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.7% (cost $18,328,130)		18,326,014
Other assets in excess of liabilities 0.3%		48,946

NET ASSETS 100.0%		$18,374,960

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$ 7.19	256	26	$18,072,064
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$718.66	256	26	1,059,584

Total Options Purchased (cost $19,132,697)						$19,131,648

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$799.87	256	26	$(555,520)
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$574.93	256	26	(355,072)

Total Options Written (premiums received $909,525)						$(910,592)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 65

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$104,958	$—	$—
Options Purchased	—	19,131,648	—

Total	$104,958	$19,131,648	$—

Liabilities
Options Written	$—	$(910,592)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	0.6

104.7
Options Written	(5.0)
Other assets in excess of liabilities	0.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$19,131,648	Options written outstanding, at value	$910,592

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$3,144,492	$(1,750,539)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(2,259,713)	$1,407,982

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$15,767,688
Options Written (2)	49,067

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 67

PGIM S&P 500 Buffer 20 ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $19,132,697)	$19,131,648
Affiliated investments (cost $104,958)	104,958
Receivable for investments sold	21,732,337
Receivable for Fund shares sold	306,284

Total Assets	41,275,227

Liabilities

Payable for investments purchased	21,982,033
Options written outstanding, at value (premiums received $909,525)	910,592
Management fee payable	7,642

Total Liabilities	22,900,267

Net Assets	$18,374,960

Net assets were comprised of:
Common stock, at par	$ 600
Paid-in capital in excess of par	17,018,380
Total distributable earnings (loss)	1,355,980

Net assets, April 30, 2026	$18,374,960

Net asset value, offering price and redemption price per share, ($18,374,960 ÷ 600,001 shares of common stock issued and outstanding)	$ 30.62

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,427

Expenses
Management fee	38,281

Net investment income (loss)	(35,854)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(532,401)
In-kind redemptions	3,943,288
Options written transactions	(2,016,934)

1,393,953

Net change in unrealized appreciation (depreciation) on:
Investments	(2,259,713)
Options written	1,407,982

(851,731)

Net gain (loss) on investment transactions	542,222

Net Increase (Decrease) In Net Assets Resulting From Operations	$506,368

See Notes to Financial Statements.

PGIM Rock ETF Trust 69

PGIM S&P 500 Buffer 20 ETF - May

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(35,854)	$(37,743)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,393,953	709,540
Net change in unrealized appreciation (depreciation) on investments	(851,731)	547,176

Net increase (decrease) in net assets resulting from operations	506,368	1,218,973

Dividends and Distributions
Distributions from distributable earnings	(10,895)	—

Fund share transactions
Net proceeds from shares sold (730,000 and 540,000 shares, respectively)	22,320,774	14,539,892
Shares redeemed in-kind (590,000 and 270,000 shares, respectively)	(18,068,253)	(7,233,066)

Net increase (decrease) in net assets from Fund share transactions	4,252,521	7,306,826

Total increase (decrease)	4,747,994	8,525,799

Net Assets:

Beginning of period	13,626,966	5,101,167

End of period	$18,374,960	$13,626,966

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - May

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	April 30, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.62		$26.85	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.09		2.88	1.89
Total from investment operations	1.02		2.77	1.85
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		-	-
Net asset value, end of period	$30.62		$29.62	$26.85
Total Return(c):	3.47%		10.34%	7.39%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,375		$13,627	$5,101
Average net assets (000)	$15,439		$9,641	$4,683
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.43%	0.39	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.39)%	(0.31	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 71

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.3%

AFFILIATED MUTUAL FUND 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $115,464)(wb)	115,464	$115,464

OPTIONS PURCHASED*~ 106.9% (cost $26,746,535)		28,025,561

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.3% (cost $26,861,999)		28,141,025

OPTIONS WRITTEN*~ (7.3)% (premiums received $1,312,009)		(1,911,811)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $25,549,990)		26,229,214
Liabilities in excess of other assets (0.0)%		(10,193)

NET ASSETS 100.0%		$26,219,021

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$ 5.89	393	39	$28,011,456
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39	393	39	14,105

Total Options Purchased (cost $26,746,535)						$28,025,561

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$674.85	393	39	$(1,907,119)
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$518.66	393	39	(4,692)

Total Options Written (premiums received $1,312,009)						$(1,911,811)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$115,464	$—	$—
Options Purchased	—	28,025,561	—

Total	$115,464	$28,025,561	$—

Liabilities
Options Written	$—	$(1,911,811)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	106.9%
Affiliated Mutual Fund	0.4

107.3
Options Written	(7.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$28,025,561	Options written outstanding, at value	$1,911,811

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$915,311	$236,264

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$172,707	$(180,457)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 73

PGIM S&P 500 Buffer 12 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$21,238,452
Options Written (2)	64,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $26,746,535)	$28,025,561
Affiliated investments (cost $115,464)	115,464

Total Assets	28,141,025

Liabilities

Options written outstanding, at value (premiums received $1,312,009)	1,911,811
Management fee payable	10,193

Total Liabilities	1,922,004

Net Assets	$26,219,021

Net assets were comprised of:
Common stock, at par	$830
Paid-in capital in excess of par	24,496,994
Total distributable earnings (loss)	1,721,197

Net assets, April 30, 2026	$26,219,021

Net asset value, offering price and redemption price per share, ($26,219,021 ÷ 830,401 shares of common stock issued and outstanding)	$31.57

See Notes to Financial Statements.

PGIM Rock ETF Trust 75

PGIM S&P 500 Buffer 12 ETF - June

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,767

Expenses

Management fee	55,164

Net investment income (loss)	(52,397)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on In-kind redemptions	1,151,575

Net change in unrealized appreciation (depreciation) on:
Investments	172,707
Options written	(180,457)

(7,750)

Net gain (loss) on investment transactions	1,143,825

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,091,428

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - June

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(52,397)	$(33,159)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,151,575	745,823
Net change in unrealized appreciation (depreciation) on investments	(7,750)	232,990

Net increase (decrease) in net assets resulting from operations	1,091,428	945,654

Fund share transactions
Net proceeds from shares sold (640,000 and 410,000 shares, respectively)	19,531,560	11,615,972
Shares redeemed in-kind (180,000 and 400,000 shares, respectively)	(5,551,388)	(10,962,315)

Net increase (decrease) in net assets from Fund share transactions	13,980,172	653,657

Total increase (decrease)	15,071,600	1,599,311

Net Assets:

Beginning of period	11,147,421	9,548,110

End of period	$26,219,021	$11,147,421

See Notes to Financial Statements.

PGIM Rock ETF Trust 77

PGIM S&P 500 Buffer 12 ETF - June

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.10		$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.54		3.71	1.54
Total from investment operations	1.47		3.61	1.49
Net asset value, end of period	$31.57		$30.10	$26.49
Total Return(c):	4.92%		13.60%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,219		$11,147	$9,548
Average net assets (000)	$22,249		$9,018	$8,519
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.46	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.37)%	(0.43	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 109.8%

AFFILIATED MUTUAL FUND 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $122,886)(wb)	122,886	$122,886

OPTIONS PURCHASED*~ 109.3% (cost $22,632,732)		25,886,205

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.8% (cost $22,755,618)		26,009,091

OPTIONS WRITTEN*~ (9.8)% (premiums received $1,061,203)		(2,317,015)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,694,415)		23,692,076
Liabilities in excess of other assets (0.0)%		(9,277)

NET ASSETS 100.0%		$23,682,799

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$ 5.89	363	36	$25,873,177
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39	363	36	13,028

Total Options Purchased (cost $22,632,732)						$25,886,205

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$658.64	363	36	$(2,314,474)
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$471.51	363	36	(2,541)

Total Options Written (premiums received $1,061,203)						$(2,317,015)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 79

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$122,886	$—	$—
Options Purchased	—	25,886,205	—

Total	$122,886	$25,886,205	$—

Liabilities
Options Written	$—	$(2,317,015)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	109.3%
Affiliated Mutual Fund	0.5

109.8
Options Written	(9.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$25,886,205	Options written outstanding, at value	$2,317,015

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$1,042,994	$(127,762)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$20,714,907

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$66,933

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 81

PGIM S&P 500 Buffer 20 ETF - June

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $22,632,732)	$25,886,205
Affiliated investments (cost $122,886)	122,886

Total Assets	26,009,091

Liabilities

Options written outstanding, at value (premiums received $1,061,203)	2,317,015
Management fee payable	9,277

Total Liabilities	2,326,292

Net Assets	$23,682,799

Net assets were comprised of:
Common stock, at par	$770
Paid-in capital in excess of par	22,031,866
Total distributable earnings (loss)	1,650,163

Net assets, April 30, 2026	$23,682,799

Net asset value, offering price and redemption price per share, ($23,682,799 ÷ 770,401 shares of common stock issued and outstanding)	$30.74

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,625

Expenses

Management fee	51,690

Net investment income (loss)	(49,065)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	1,042,994
Options written	(127,762)

Net gain (loss) on investment transactions	915,232

Net Increase (Decrease) In Net Assets Resulting From Operations	$866,167

See Notes to Financial Statements.

PGIM Rock ETF Trust 83

PGIM S&P 500 Buffer 20 ETF - June

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(49,065)	$(50,384)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	702,142
Net change in unrealized appreciation (depreciation) on investments	915,232	790,949

Net increase (decrease) in net assets resulting from operations	866,167	1,442,707

Fund share transactions
Net proceeds from shares sold (100,000 and 780,000 shares, respectively)	3,022,405	21,653,016
Shares redeemed in-kind (0 and 370,000 shares, respectively)	—	(10,142,917)

Net increase (decrease) in net assets from Fund share transactions	3,022,405	11,510,099

Total increase (decrease)	3,888,572	12,952,806

Net Assets:

Beginning of period	19,794,227	6,841,421

End of period	$23,682,799	$19,794,227

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - June

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 31, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.53		$26.27	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.28		3.37	1.31
Total from investment operations	1.21		3.26	1.27
Net asset value, end of period	$30.74		$29.53	$26.27
Total Return(c):	4.12%		12.38%	5.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,683		$19,794	$6,841
Average net assets (000)	$20,847		$12,624	$6,329
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.44%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.40)%	(0.39	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 85

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.4%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $137,310)(wb)	137,310	$137,310

OPTIONS PURCHASED*~ 103.7% (cost $19,128,415)		20,889,570

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.4% (cost $19,265,725)		21,026,880

OPTIONS WRITTEN*~ (4.4)% (premiums received $775,235)		(876,636)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $18,490,490)		20,150,244
Liabilities in excess of other assets (0.0)%		(8,051)

NET ASSETS 100.0%		$20,142,193

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$ 6.18	293	29	$20,824,076
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85	293	29	65,494

Total Options Purchased (cost $19,128,415)						$20,889,570

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$703.79	293	29	$(852,062)
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$543.71	293	29	(24,574)

Total Options Written (premiums received $775,235)						$(876,636)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$137,310	$—	$—
Options Purchased	—	20,889,570	—

Total	$137,310	$20,889,570	$—

Liabilities
Options Written	$—	$(876,636)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.7%
Affiliated Mutual Fund	0.7

104.4
Options Written	(4.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$20,889,570	Options written outstanding, at value	$876,636

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$101,627	$7,503

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$621,564	$246,403

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 87

PGIM S&P 500 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$17,415,540
Options Written (2)	53,667

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $19,128,415)	$20,889,570
Affiliated investments (cost $137,310)	137,310

Total Assets	21,026,880

Liabilities
Options written outstanding, at value (premiums received $775,235)	876,636
Management fee payable	8,051

Total Liabilities	884,687

Net Assets	$20,142,193

Net assets were comprised of:
Common stock, at par	$630
Paid-in capital in excess of par	18,465,437
Total distributable earnings (loss)	1,676,126

Net assets, April 30, 2026	$20,142,193

Net asset value, offering price and redemption price per share, ($20,142,193 ÷ 630,001 shares of common stock issued and outstanding)	$31.97

See Notes to Financial Statements.

PGIM Rock ETF Trust 89

PGIM S&P 500 Buffer 12 ETF - July

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$2,416

Expenses
Management fee	43,310

Net investment income (loss)	(40,894)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	109,130

Net change in unrealized appreciation (depreciation) on:
Investments	621,564
Options written	246,403

867,967

Net gain (loss) on investment transactions	977,097

Net Increase (Decrease) In Net Assets Resulting From Operations	$936,203

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - July

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(40,894)	$(40,187)
Net realized gain (loss) on investment and in-kind redemptions transactions	109,130	1,086,238
Net change in unrealized appreciation (depreciation) on investments	867,967	547,607

Net increase (decrease) in net assets resulting from operations	936,203	1,593,658

Fund share transactions
Net proceeds from shares sold (130,000 and 610,000 shares, respectively)	4,007,023	17,229,256
Shares redeemed in-kind (30,000 and 360,000 shares, respectively)	(912,793)	(10,125,580)

Net increase (decrease) in net assets from Fund share transactions	3,094,230	7,103,676

Total increase (decrease)	4,030,433	8,697,334

Net Assets:

Beginning of period	16,111,760	7,414,426

End of period	$20,142,193	$16,111,760

See Notes to Financial Statements.

PGIM Rock ETF Trust 91

PGIM S&P 500 Buffer 12 ETF - July

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 07, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.40		$26.48	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.64		4.03	1.53
Total from investment operations	1.57		3.92	1.48
Net asset value, end of period	$31.97		$30.40	$26.48
Total Return(c):	5.18%		14.80%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,142		$16,112	$7,414
Average net assets (000)	$17,467		$10,346	$5,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.43%	0.47	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.39)%	(0.41	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.8%

AFFILIATED MUTUAL FUND 0.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $172,471)(wb)	172,471	$172,471

OPTIONS PURCHASED*~ 106.4% (cost $38,238,568)		40,994,890

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.8% (cost $38,411,039)		41,167,361

OPTIONS WRITTEN*~ (6.8)% (premiums received $1,792,708)		(2,610,829)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $36,618,331)		38,556,532
Liabilities in excess of other assets (0.0)%		(15,509)

NET ASSETS 100.0%		$38,541,023

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$ 6.18	575	58	$40,866,360
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85	575	58	128,530

Total Options Purchased (cost $38,238,568)						$40,994,890

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$683.90	575	58	$(2,582,930)
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$494.28	575	58	(27,899)

Total Options Written (premiums received $1,792,708)						$(2,610,829)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 93

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$172,471	$—	$—
Options Purchased	—	40,994,890	—

Total	$172,471	$40,994,890	$—

Liabilities
Options Written	$—	$(2,610,829)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	106.4%
Affiliated Mutual Fund	0.4

106.8
Options Written	(6.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$40,994,890	Options written outstanding, at value	$2,610,829

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$474,591	$176,292

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$830,352	$111,367

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$35,309,012
Options Written (2)	107,533

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 95

PGIM S&P 500 Buffer 20 ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $38,238,568)	$40,994,890
Affiliated investments (cost $172,471)	172,471

Total Assets	41,167,361

Liabilities
Options written outstanding, at value (premiums received $1,792,708)	2,610,829
Management fee payable	15,509

Total Liabilities	2,626,338

Net Assets	$38,541,023

Net assets were comprised of:
Common stock, at par	$1,250
Paid-in capital in excess of par	36,309,841
Total distributable earnings (loss)	2,229,932

Net assets, April 30, 2026	$38,541,023

Net asset value, offering price and redemption price per share, ($38,541,023 ÷ 1,250,001 shares of common stock issued and outstanding)	$30.83

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$5,044

Expenses
Management fee	91,358

Net investment income (loss)	(86,314)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on in-kind redemptions	650,883

Net change in unrealized appreciation (depreciation) on:
Investments	830,352
Options written	111,367

941,719

Net gain (loss) on investment transactions	1,592,602

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,506,288

See Notes to Financial Statements.

PGIM Rock ETF Trust 97

PGIM S&P 500 Buffer 20 ETF - July

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(86,314)	$(60,587)
Net realized gain (loss) on investment and in-kind redemptions transactions	650,883	1,233,625
Net change in unrealized appreciation (depreciation) on investments	941,719	719,660

Net increase (decrease) in net assets resulting from operations	1,506,288	1,892,698

Fund share transactions
Net proceeds from shares sold (540,000 and 1,010,000 shares, respectively)	16,125,591	28,424,604
Shares redeemed in-kind (150,000 and 450,000 shares, respectively)	(4,513,538)	(12,664,253)
Cost of shares purchased (30,000 and 0 shares, respectively)	(907,442)	—

Net increase (decrease) in net assets from Fund share transactions	10,704,611	15,760,351

Total increase (decrease)	12,210,899	17,653,049

Net Assets:
Beginning of period	26,330,124	8,677,075

End of period	$38,541,023	$26,330,124

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - July

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 07, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.58		$26.29	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.32		3.40	1.34
Total from investment operations	1.25		3.29	1.29
Net asset value, end of period	$30.83		$29.58	$26.29
Total Return(c):	4.22%		12.51%	5.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,541		$26,330	$8,677
Average net assets (000)	$36,846		$14,975	$5,885
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.45%	0.47	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.40)%	(0.41	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 99

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.8%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $144,270)(wb)	144,270	$144,270

OPTIONS PURCHASED*~ 103.0% (cost $18,307,646)		19,616,436

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $18,451,916)		19,760,706

OPTIONS WRITTEN*~ (3.8)% (premiums received $691,780)		(711,285)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $17,760,136)		19,049,421
Liabilities in excess of other assets (0.0)%		(7,213)

NET ASSETS 100.0%		$19,042,208

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$6.32	274	27	$19,473,920
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08	274	27	142,516

Total Options Purchased (cost $18,307,646)						$19,616,436

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$721.01	274	27	$(655,222)
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$556.23	274	27	(56,063)

Total Options Written (premiums received $691,780)						$(711,285)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$144,270	$—	$—
Options Purchased	—	19,616,436	—

Total	$144,270	$19,616,436	$—

Liabilities
Options Written	$—	$(711,285)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.0%
Affiliated Mutual Fund	0.8

103.8
Options Written	(3.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$19,616,436	Options written outstanding, at value	$711,285

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$645,265	$201,189

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$14,465,410

See Notes to Financial Statements.

PGIM Rock ETF Trust 101

PGIM S&P 500 Buffer 12 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$43,667

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $18,307,646)	$19,616,436
Affiliated investments (cost $144,270)	144,270

Total Assets	19,760,706

Liabilities
Options written outstanding, at value (premiums received $691,780)	711,285
Management fee payable	7,213

Total Liabilities	718,498

Net Assets	$19,042,208

Net assets were comprised of:
Common stock, at par	$590
Paid-in capital in excess of par	17,811,963
Total distributable earnings (loss)	1,229,655

Net assets, April 30, 2026	$19,042,208

Net asset value, offering price and redemption price per share, ($19,042,208 ÷ 590,001 shares of common stock issued and outstanding)	$32.27

See Notes to Financial Statements.

PGIM Rock ETF Trust 103

PGIM S&P 500 Buffer 12 ETF - August

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$2,163

Expenses
Management fee	35,723

Net investment income (loss)	(33,560)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	645,265
Options written	201,189

Net gain (loss) on investment transactions	846,454

Net Increase (Decrease) In Net Assets Resulting From Operations	$812,894

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - August

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(33,560)	$(26,622)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	1,160,901
Net change in unrealized appreciation (depreciation) on investments	846,454	346,860

Net increase (decrease) in net assets resulting from operations	812,894	1,481,139

Fund share transactions
Net proceeds from shares sold (220,000 and 830,000 shares, respectively)	6,865,239	23,473,058
Shares redeemed in-kind (0 and 590,000 shares, respectively)	—	(16,995,206)
Cost of shares purchased (0 and 10,000 shares, respectively)	—	(303,706)

Net increase (decrease) in net assets from Fund share transactions	6,865,239	6,174,146

Total increase (decrease)	7,678,133	7,655,285

Net Assets:
Beginning of period	11,364,075	3,708,790

End of period	$19,042,208	$11,364,075

See Notes to Financial Statements.

PGIM Rock ETF Trust 105

PGIM S&P 500 Buffer 12 ETF - August

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.71		$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.63		4.32	1.53
Total from investment operations	1.56		4.22	1.49
Net asset value, end of period	$32.27		$30.71	$26.49
Total Return(c):	5.09%		15.94%	5.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,042		$11,364	$3,709
Average net assets (000)	$14,407		$7,234	$2,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.42%	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.37)%	(0.33	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.5%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $155,504)(wb)	155,504	$155,504

OPTIONS PURCHASED*~ 104.9% (cost $22,317,833)		24,269,969

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.5% (cost $22,473,337)		24,425,473

OPTIONS WRITTEN*~ (5.5)% (premiums received $850,791)		(1,278,938)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,622,546)		23,146,535
Liabilities in excess of other assets (0.0)%		(9,127)

NET ASSETS 100.0%		$23,137,408

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$ 6.32	339	34	$24,093,645
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08	339	34	176,324

Total Options Purchased (cost $22,317,833)						$24,269,969

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$702.75	339	34	$(1,236,519)
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$505.66	339	34	(42,419)

Total Options Written (premiums received $ 850,791)						$(1,278,938)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 107

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$155,504	$—	$—
Options Purchased	—	24,269,969	—

Total	$155,504	$24,269,969	$—

Liabilities
Options Written	$—	$(1,278,938)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.9%
Affiliated Mutual Fund	0.6

105.5
Options Written	(5.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$24,269,969	Options written outstanding, at value	$1,278,938

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$798,411	$114,074

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$19,848,515

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 60,600

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 109

PGIM S&P 500 Buffer 20 ETF - August

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $22,317,833)	$24,269,969
Affiliated investments (cost $155,504)	155,504

Total Assets	24,425,473

Liabilities
Options written outstanding, at value (premiums received $850,791)	1,278,938
Management fee payable	9,127

Total Liabilities	1,288,065

Net Assets	$23,137,408

Net assets were comprised of:
Common stock, at par	$750
Paid-in capital in excess of par	21,929,490
Total distributable earnings (loss)	1,207,168

Net assets, April 30, 2026	$23,137,408

Net asset value, offering price and redemption price per share, ($23,137,408 ÷ 750,001 shares of common stock issued and outstanding)	$30.85

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$2,857

Expenses
Management fee	48,916

Net investment income (loss)	(46,059)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	798,411
Options written	114,074

Net gain (loss) on investment transactions	912,485

Net Increase (Decrease) In Net Assets Resulting From Operations	$866,426

See Notes to Financial Statements.

PGIM Rock ETF Trust 111

PGIM S&P 500 Buffer 20 ETF - August

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(46,059)	$(34,276)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	633,441
Net change in unrealized appreciation (depreciation) on investments	912,485	503,831

Net increase (decrease) in net assets resulting from operations	866,426	1,102,996

Fund share transactions
Net proceeds from shares sold (140,000 and 740,000 shares, respectively)	4,215,381	20,948,421
Shares redeemed in-kind (0 and 280,000 shares, respectively)	—	(7,946,982)

Net increase (decrease) in net assets from Fund share transactions	4,215,381	13,001,439

Total increase (decrease)	5,081,807	14,104,435

Net Assets:
Beginning of period	18,055,601	3,951,166

End of period	$23,137,408	$18,055,601

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - August

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 09, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.60		$26.34	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.32		3.37	1.38
Total from investment operations	1.25		3.26	1.34
Net asset value, end of period	$30.85		$29.60	$26.34
Total Return(c):	4.23%		12.37%	5.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,137		$18,056	$3,951
Average net assets (000)	$19,728		$8,616	$2,657
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.44%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.40)%	(0.36	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 113

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 103.2%

OPTIONS PURCHASED*~ (cost $19,444,853)		$20,641,485

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $19,444,853)		20,641,485

OPTIONS WRITTEN*~ (3.7)% (premiums received $774,134)		(746,481)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.5% (cost $18,670,719)		19,895,004

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $103,652)(wb)	103,652	103,652

TOTAL INVESTMENTS 100.0% (cost $18,774,371)		19,998,656
Liabilities in excess of other assets (0.0)%		(7,588)

NET ASSETS 100.0%		$19,991,068

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45	287	29	$20,394,513
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05	287	29	246,972

Total Options Purchased (cost $19,444,853)						$20,641,485

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$732.33	287	29	$(646,143)
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$567.64	287	29	(100,338)

Total Options Written (premiums received $ 774,134)						$(746,481)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$20,641,485	$—

Short-Term Investment
Affiliated Mutual Fund	103,652	—	—

Total	$103,652	$20,641,485	$—

Liabilities
Long-Term Investments
Options Written	$—	$(746,481)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.2%
Affiliated Mutual Fund	0.5

103.7
Options Written	(3.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$20,641,485	Options written outstanding, at value	$746,481

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$633,889	$246,420

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$15,623,606

See Notes to Financial Statements.

PGIM Rock ETF Trust 115

PGIM S&P 500 Buffer 12 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 46,400

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $19,444,853)	$20,641,485
Affiliated investments (cost $103,652)	103,652

Total Assets	20,745,137

Liabilities
Options written outstanding, at value (premiums received $774,134)	746,481
Management fee payable	7,588

Total Liabilities	754,069

Net Assets	$19,991,068

Net assets were comprised of:
Common stock, at par	$630
Paid-in capital in excess of par	19,016,657
Total distributable earnings (loss)	973,781

Net assets, April 30, 2026	$19,991,068

Net asset value, offering price and redemption price per share, ($19,991,068 ÷ 630,001 shares of common stock issued and outstanding)	$31.73

See Notes to Financial Statements.

PGIM Rock ETF Trust 117

PGIM S&P 500 Buffer 12 ETF - September

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,502

Expenses
Management fee	37,916

Net investment income (loss)	(35,414)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	633,889
Options written	246,420

Net gain (loss) on investment transactions	880,309

Net Increase (Decrease) In Net Assets Resulting From Operations	$844,895

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - September

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(35,414)	$(26,800)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	934,564
Net change in unrealized appreciation (depreciation) on investments	880,309	255,739

Net increase (decrease) in net assets resulting from operations	844,895	1,163,503

Fund share transactions
Net proceeds from shares sold (220,000 and 550,000 shares, respectively)	6,751,625	15,784,689
Shares redeemed in-kind (0 and 340,000 shares, respectively)	—	(9,805,154)

Net increase (decrease) in net assets from Fund share transactions	6,751,625	5,979,535

Total increase (decrease)	7,596,520	7,143,038

Net Assets:

Beginning of period	12,394,548	5,251,510

End of period	$19,991,068	$12,394,548

See Notes to Financial Statements.

PGIM Rock ETF Trust 119

PGIM S&P 500 Buffer 12 ETF - September

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.23		$26.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.57		4.07	1.31
Total from investment operations	1.50		3.97	1.26
Net asset value, end of period	$31.73		$30.23	$26.26
Total Return(c):	4.97%		15.13%	5.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,991		$12,395	$5,252
Average net assets (000)	$15,292		$7,463	$2,949
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.41%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.36)%	(0.39	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 104.7%

OPTIONS PURCHASED*~ (cost $23,786,466)		$25,388,307

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $23,786,466)		25,388,307

OPTIONS WRITTEN*~ (5.4)% (premiums received $912,097)		(1,313,901)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $22,874,369)		24,074,406

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $179,431)(wb)	179,431	179,431

TOTAL INVESTMENTS 100.0% (cost $23,053,800)		24,253,837
Liabilities in excess of other assets (0.0)%		(9,592)

NET ASSETS 100.0%		$24,244,245

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45	353	35	$25,084,540
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05	353	35	303,767

Total Options Purchased (cost $23,786,466)						$25,388,307

Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$712.33	353	35	$(1,239,104)
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$516.04	353	35	(74,797)

Total Options Written (premiums received $ 912,097)						$(1,313,901)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 121

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$25,388,307	$—

Short-Term Investment
Affiliated Mutual Fund	179,431	—	—

Total	$179,431	$25,388,307	$—

Liabilities
Long-Term Investments
Options Written	$—	$(1,313,901)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.7%
Affiliated Mutual Fund	0.7

105.4
Options Written	(5.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$25,388,307	Options written outstanding, at value	$1,313,901

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$675,802	$(4,996)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$93,061	$428,682

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$31,175,075
Options Written (2)	93,000

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 123

PGIM S&P 500 Buffer 20 ETF - September

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $23,786,466)	$25,388,307
Affiliated investments (cost $179,431)	179,431

Total Assets	25,567,738

Liabilities

Options written outstanding, at value (premiums received $912,097)	1,313,901
Management fee payable	9,592

Total Liabilities	1,323,493

Net Assets	$24,244,245

Net assets were comprised of:
Common stock, at par	$800
Paid-in capital in excess of par	22,824,983
Total distributable earnings (loss)	1,418,462

Net assets, April 30, 2026	$24,244,245

Net asset value, offering price and redemption price per share, ($24,244,245 ÷ 800,001 shares of common stock issued and outstanding)	$30.31

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$4,244

Expenses
Management fee	72,397

Net investment income (loss)	(68,153)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	670,806

Net change in unrealized appreciation (depreciation) on:
Investments	93,061
Options written	428,682

521,743

Net gain (loss) on investment transactions	1,192,549

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,124,396

See Notes to Financial Statements.

PGIM Rock ETF Trust 125

PGIM S&P 500 Buffer 20 ETF - September

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(68,153)	$(39,422)
Net realized gain (loss) on investment and in-kind redemptions transactions	670,806	608,820
Net change in unrealized appreciation (depreciation) on investments	521,743	629,933

Net increase (decrease) in net assets resulting from operations	1,124,396	1,199,331

Fund share transactions
Net proceeds from shares sold (110,000 and 1,350,000 shares, respectively)	3,261,472	38,222,297
Shares redeemed in-kind (480,000 and 300,000 shares, respectively)	(14,214,198)	(8,481,468)

Net increase (decrease) in net assets from Fund share transactions	(10,952,726)	29,740,829

Total increase (decrease)	(9,828,330)	30,940,160

Net Assets:
Beginning of period	34,072,575	3,132,415

End of period	$24,244,245	$34,072,575

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - September

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 14, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.12		$26.10	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.26		3.13	1.14
Total from investment operations	1.19		3.02	1.10
Net asset value, end of period	$30.31		$29.12	$26.10
Total Return(c):	4.07%		11.56%	4.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,244		$34,073	$3,132
Average net assets (000)	$29,199		$9,809	$2,051
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.45%	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.40)%	(0.34	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 127

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.0%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $168,556)(wb)	168,556	$168,556

OPTIONS PURCHASED*~ 102.4%
(cost $25,701,972)		26,742,867

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0%
(cost $25,870,528)		26,911,423

OPTIONS WRITTEN*~ (3.0)%
(premiums received $1,125,931)		(772,985)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $24,744,597)		26,138,438
Liabilities in excess of other assets (0.0)%		(10,147)

NET ASSETS 100.0%		$26,128,291

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66	370	37	$26,220,305
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18	370	37	522,562

Total Options Purchased (cost $25,701,972)						$26,742,867

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$755.51	370	37	$(557,682)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$586.24	370	37	(215,303)

Total Options Written (premiums received $1,125,931)						$(772,985)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$168,556	$—	$—
Options Purchased	—	26,742,867	—

Total	$168,556	$26,742,867	$—

Liabilities
Options Written	$—	$(772,985)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	102.4%
Affiliated Mutual Fund	0.6

103.0
Options Written	(3.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$26,742,867	Options written outstanding, at value	$772,985

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$724,869	$464,509

(1) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$22,258,803

See Notes to Financial Statements.

PGIM Rock ETF Trust 129

PGIM S&P 500 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 64,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $25,701,972)	$26,742,867
Affiliated investments (cost $168,556)	168,556

Total Assets	26,911,423

Liabilities

Options written outstanding, at value (premiums received $1,125,931)	772,985
Management fee payable	10,147

Total Liabilities	783,132

Net Assets	$26,128,291

Net assets were comprised of:
Common stock, at par	$830
Paid-in capital in excess of par	24,868,783
Total distributable earnings (loss)	1,258,678

Net assets, April 30, 2026	$26,128,291

Net asset value, offering price and redemption price per share, ($26,128,291 ÷ 830,001 shares of common stock issued and outstanding)	$31.48

See Notes to Financial Statements.

PGIM Rock ETF Trust 131

PGIM S&P 500 Buffer 12 ETF - October

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$3,517

Expenses
Management fee	54,190

Net investment income (loss)	(50,673)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	724,869
Options written	464,509

Net gain (loss) on investment transactions	1,189,378

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,138,705

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - October

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(50,673)	$(39,007)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	1,375,914
Net change in unrealized appreciation (depreciation) on investments	1,189,378	219,146

Net increase (decrease) in net assets resulting from operations	1,138,705	1,556,053

Fund share transactions
Net proceeds from shares sold (220,000 and 1,220,000 shares, respectively)	6,693,550	35,218,502
Shares redeemed in-kind (0 and 830,000 shares, respectively)	—	(24,239,373)

Net increase (decrease) in net assets from Fund share transactions	6,693,550	10,979,129

Total increase (decrease)	7,832,255	12,535,182

Net Assets:

Beginning of period	18,296,036	5,760,854

End of period	$26,128,291	$18,296,036

See Notes to Financial Statements.

PGIM Rock ETF Trust 133

PGIM S&P 500 Buffer 12 ETF - October

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.99		$26.19	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.56		3.91	1.23
Total from investment operations	1.49		3.80	1.19
Net asset value, end of period	$31.48		$29.99	$26.19
Total Return(c):	4.96%		14.54%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,128		$18,296	$5,761
Average net assets (000)	$21,856		$10,011	$3,325
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.43%	0.42	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.39)%	(0.35	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.1%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $246,434)(wb)	246,434	$246,434

OPTIONS PURCHASED*~ 103.4%
(cost $36,133,049)		37,295,458

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1%
(cost $36,379,483)		37,541,892

OPTIONS WRITTEN*~ (4.1)% (premiums received $1,534,609)		(1,468,835)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $34,844,874)		36,073,057
Liabilities in excess of other assets (0.0)%		(13,928)

NET ASSETS 100.0%		$36,059,129

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66	516	52	$36,566,696
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18	516	52	728,762

Total Options Purchased (cost $36,133,049)						$37,295,458

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$734.93	516	52	$(1,292,786)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$532.94	516	52	(176,049)

Total Options Written (premiums received $1,534,609)						$(1,468,835)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 135

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$246,434	$—	$—
Options Purchased	—	37,295,458	—

Total	$246,434	$37,295,458	$—

Liabilities
Options Written	$—	$(1,468,835)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.4%
Affiliated Mutual Fund	0.7

104.1
Options Written	(4.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$37,295,458	Options written outstanding, at value	$1,468,835

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$189,706	$114,483

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$830,514	$252,382

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$31,276,363
Options Written (2)	89,733

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 137

PGIM S&P 500 Buffer 20 ETF - October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $36,133,049)	$37,295,458
Affiliated investments (cost $246,434)	246,434

Total Assets	37,541,892

Liabilities
Options written outstanding, at value (premiums received $1,534,609)	1,468,835
Management fee payable	13,928

Total Liabilities	1,482,763

Net Assets	$36,059,129

Net assets were comprised of:
Common stock, at par	$1,200
Paid-in capital in excess of par	35,144,200
Total distributable earnings (loss)	913,729

Net assets, April 30, 2026	$36,059,129

Net asset value, offering price and redemption price per share, ($36,059,129 ÷ 1,200,001 shares of common stock issued and outstanding)	$30.05

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$4,982

Expenses
Management fee	78,103

Net investment income (loss)	(73,121)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on In-kind redemptions	304,189

Net change in unrealized appreciation (depreciation) on:
Investments	830,514
Options written	252,382

1,082,896

Net gain (loss) on investment transactions	1,387,085

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,313,964

See Notes to Financial Statements.

PGIM Rock ETF Trust 139

PGIM S&P 500 Buffer 20 ETF - October

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)	$(73,121)	$(34,692)

Net realized gain (loss) on investment and in-kind redemptions transactions	304,189	819,259

Net change in unrealized appreciation (depreciation) on investments	1,082,896	149,457

Net increase (decrease) in net assets resulting from operations	1,313,964	934,024

Fund share transactions

Net proceeds from shares sold (680,000 and 810,000 shares, respectively)	19,834,205	23,003,841

Shares redeemed in-kind (180,000 and 340,000 shares, respectively)	(5,285,619)	(9,720,232)

Cost of shares purchased (0 and 10,000 shares, respectively)	—	(266,964)

Net increase (decrease) in net assets from Fund share transactions	14,548,586	13,016,645

Total increase (decrease)	15,862,550	13,950,669

Net Assets:

Beginning of period	20,196,579	6,245,910

End of period	$36,059,129	$20,196,579

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - October

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 16, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.85		$26.02	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.27		2.94	1.07
Total from investment operations	1.20		2.83	1.02
Net asset value, end of period	$30.05		$28.85	$26.02
Total Return(c):	4.15%		10.86%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,059		$20,197	$6,246
Average net assets (000)	$31,500		$8,718	$2,320
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.44%	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.40)%	(0.38	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 141

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 102.4%

AFFILIATED MUTUAL FUND 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $147,910)(wb)	147,910	$147,910

OPTIONS PURCHASED*~ 101.8%
(cost $25,624,400)		26,431,017

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4%
(cost $25,772,310)		26,578,927

OPTIONS WRITTEN*~ (2.4)%
(premiums received $1,032,987)		(621,855)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $24,739,323)		25,957,072
Liabilities in excess of other assets (0.0)%		(9,882)

NET ASSETS 100.0%		$25,947,190

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$ 6.82	363	36	$25,719,915
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06	363	36	711,102

Total Options Purchased (cost $25,624,400)						$26,431,017

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$786.62	363	36	$(316,035)
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$600.21	363	36	(305,820)

Total Options Written (premiums received $1,032,987)						$(621,855)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$147,910	$—	$—
Options Purchased	—	26,431,017	—

Total	$147,910	$26,431,017	$—

Liabilities
Options Written	$—	$(621,855)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	101.8%
Affiliated Mutual Fund	0.6

102.4
Options Written	(2.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$26,431,017	Options written outstanding, at value	$621,855

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$807,124	$411,639

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$16,901,208

See Notes to Financial Statements.

PGIM Rock ETF Trust 143

PGIM S&P 500 Buffer 12 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 47,800

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $25,624,400)	$26,431,017
Affiliated investments (cost $147,910)	147,910

Total Assets	26,578,927

Liabilities

Options written outstanding, at value (premiums received $1,032,987)	621,855
Management fee payable	9,882

Total Liabilities	631,737

Net Assets	$25,947,190

Net assets were comprised of:
Common stock, at par	$820
Paid-in capital in excess of par	25,377,114
Total distributable earnings (loss)	569,256

Net assets, April 30, 2026	$25,947,190

Net asset value, offering price and redemption price per share, ($25,947,190 ÷ 820,001 shares of common stock issued and outstanding)	$31.64

See Notes to Financial Statements.

PGIM Rock ETF Trust 145

PGIM S&P 500 Buffer 12 ETF - November

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,802

Expenses
Management fee	41,736

Net investment income (loss)	(38,934)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	807,124
Options written	411,639

Net gain (loss) on investment transactions	1,218,763

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,179,829

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - November

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(38,934)	$(18,674)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	676,698
Net change in unrealized appreciation (depreciation) on investments	1,218,763	(635)

Net increase (decrease) in net assets resulting from operations	1,179,829	657,389

Fund share transactions
Net proceeds from shares sold (540,000 and 460,000 shares, respectively)	16,329,236	13,559,980
Shares redeemed in-kind (0 and 280,000 shares, respectively)	—	(8,434,379)

Net increase (decrease) in net assets from Fund share transactions	16,329,236	5,125,601

Total increase (decrease)	17,509,065	5,782,990
Net Assets:
Beginning of period	8,438,125	2,655,135

End of period	$25,947,190	$8,438,125

See Notes to Financial Statements.

PGIM Rock ETF Trust 147

PGIM S&P 500 Buffer 12 ETF - November

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.14		$26.55	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.57		3.69	1.59
Total from investment operations	1.50		3.59	1.55
Net asset value, end of period	$31.64		$30.14	$26.55
Total Return(c):	4.99%		13.49%	6.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,947		$8,438	$2,655
Average net assets (000)	$16,833		$5,298	$2,127
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.41%	0.43	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.35)%	(0.33	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.2%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $230,650)(wb)	230,650	$230,650

OPTIONS PURCHASED*~ 102.4%
(cost $28,616,695)		29,489,152

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2%
(cost $28,847,345)		29,719,802

OPTIONS WRITTEN*~ (3.2)%
(premiums received $1,242,572)		(902,814)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $27,604,773)		28,816,988
Liabilities in excess of other assets (0.0)%		(11,008)

NET ASSETS 100.0%		$28,805,980

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$6.82	405	41	$28,695,773
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06	405	41	793,379

Total Options Purchased (cost $28,616,695)						$29,489,152

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$760.29	405	41	$(702,805)
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$545.65	405	41	(200,009)

Total Options Written (premiums received $ 1,242,572)						$(902,814)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 149

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$230,650	$—	$—
Options Purchased	—	29,489,152	—

Total	$230,650	$29,489,152	$—

Liabilities
Options Written	$—	$(902,814)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	102.4%
Affiliated Mutual Fund	0.8

103.2
Options Written	(3.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$29,489,152	Options written outstanding, at value	$902,814

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$873,246	$340,547

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$22,663,586

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 64,067

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 151

PGIM S&P 500 Buffer 20 ETF - November

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $28,616,695)	$29,489,152
Affiliated investments (cost $230,650)	230,650

Total Assets	29,719,802

Liabilities

Options written outstanding, at value (premiums received $1,242,572)	902,814
Management fee payable	11,008

Total Liabilities	913,822

Net Assets	$28,805,980

Net assets were comprised of:
Common stock, at par	$950
Paid-in capital in excess of par	28,723,723
Total distributable earnings (loss)	81,307

Net assets, April 30, 2026	$28,805,980

Net asset value, offering price and redemption price per share, ($28,805,980 ÷ 950,001 shares of common stock issued and outstanding)	$30.32

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$3,916

Expenses
Management fee	60,149

Net investment income (loss)	(56,233)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	873,246
Options written	340,547

Net gain (loss) on investment transactions	1,213,793

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,157,560

See Notes to Financial Statements.

PGIM Rock ETF Trust 153

PGIM S&P 500 Buffer 20 ETF - November

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(56,233)	$(30,607)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	811,216
Net change in unrealized appreciation (depreciation) on investments	1,213,793	(1,240)

Net increase (decrease) in net assets resulting from operations	1,157,560	779,369

Fund share transactions
Net proceeds from shares sold (500,000 and 720,000 shares, respectively)	14,557,187	20,388,306
Shares redeemed in-kind (0 and 360,000 shares, respectively)	—	(10,444,847)

Net increase (decrease) in net assets from Fund share transactions	14,557,187	9,943,459

Total increase (decrease)	15,714,747	10,722,828

Net Assets:

Beginning of period	13,091,233	2,368,405

End of period	$28,805,980	$13,091,233

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - November

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 21, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.09		$26.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.30		2.87	1.36
Total from investment operations	1.23		2.77	1.32
Net asset value, end of period	$30.32		$29.09	$26.32
Total Return(c):	4.22%		10.54%	5.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,806		$13,091	$2,368
Average net assets (000)	$24,259		$8,385	$5,986
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.41%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.37)%	(0.39	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 155

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 102.5%

OPTIONS PURCHASED*~ (cost $29,323,125)		$30,187,049

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTIONS WRITTEN 102.5% (cost $29,323,125)		30,187,049

OPTIONS WRITTEN*~ (3.1)% (premiums received $1,202,819)		(925,603)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.4% (cost $28,120,306)		29,261,446

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $190,364)(wb)	190,364	190,364

TOTAL INVESTMENTS 100.0% (cost $28,310,670)		29,451,810
Liabilities in excess of other assets (0.0)%		(11,185)

NET ASSETS 100.0%		$29,440,625

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$ 6.83	413	41	$29,270,462
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39	413	41	916,587

Total Options Purchased (cost $29,323,125)						$30,187,049

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$784.67	413	41	$(507,172)
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$601.38	413	41	(418,431)

Total Options Written (premiums received $ 1,202,819)						$(925,603)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$30,187,049	$—

Short-Term Investment
Affiliated Mutual Fund	190,364	—	—

Total	$190,364	$30,187,049	$—

Liabilities
Long-Term Investments
Options Written	$—	$(925,603)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	102.5%
Affiliated Mutual Fund	0.6

103.1
Options Written	(3.1)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$30,187,049	Options written outstanding, at value	$925,603

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$704,615	$251,125

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$112,816	$195,827

See Notes to Financial Statements.

PGIM Rock ETF Trust 157

PGIM S&P 500 Buffer 12 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$18,708,302
Options Written (2)	53,867

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $29,323,125)	$30,187,049
Affiliated investments (cost $190,364)	190,364

Total Assets	30,377,413

Liabilities

Options written outstanding, at value (premiums received $1,202,819)	925,603
Management fee payable	11,185

Total Liabilities	936,788

Net Assets	$29,440,625

Net assets were comprised of:
Common stock, at par	$930
Paid-in capital in excess of par	27,408,815
Total distributable earnings (loss)	2,030,880

Net assets, April 30, 2026	$29,440,625

Net asset value, offering price and redemption price per share, ($29,440,625 ÷ 930,001 shares of common stock issued and outstanding)	$31.66

See Notes to Financial Statements.

PGIM Rock ETF Trust 159

PGIM S&P 500 Buffer 12 ETF - December

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,959

Expenses
Management fee	46,407

Net investment income (loss)	(43,448)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(92,307)
In-kind redemptions	1,026,689
Options written transactions	21,358

955,740

Net change in unrealized appreciation (depreciation) on:
Investments	112,816
Options written	195,827

308,643

Net gain (loss) on investment transactions	1,264,383

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,220,935

See Notes to Financial Statements.

PGIM S&P 500 Buffer 12 ETF - December

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(43,448)	$(25,002)
Net realized gain (loss) on investment and in-kind redemptions transactions	955,740	456,905
Net change in unrealized appreciation (depreciation) on investments	308,643	565,871

Net increase (decrease) in net assets resulting from operations	1,220,935	997,774

Fund share transactions
Net proceeds from shares sold (950,000 and 280,000 shares, respectively)	28,651,305	7,665,073
Shares redeemed in-kind (350,000 and 220,000 shares, respectively)	(10,283,131)	(5,929,728)

Net increase (decrease) in net assets from Fund share transactions	18,368,174	1,735,345

Total increase (decrease)	19,589,109	2,733,119

Net Assets:

Beginning of period	9,851,516	7,118,397

End of period	$29,440,625	$9,851,516

See Notes to Financial Statements.

PGIM Rock ETF Trust 161

PGIM S&P 500 Buffer 12 ETF - December

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.85		$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	1.88		3.59	1.41
Total from investment operations	1.81		3.49	1.36
Net asset value, end of period	$31.66		$29.85	$26.36
Total Return(c):	6.04%		13.23%	5.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,441		$9,852	$7,118
Average net assets (000)	$18,717		$7,175	$5,488
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.40%	0.45	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.35)%	(0.40	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 103.3%

OPTIONS PURCHASED*~ (cost $35,896,850)		$36,984,618

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $35,896,850)		36,984,618

OPTIONS WRITTEN*~ (4.0)% (premiums received $1,590,477)		(1,409,943)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.3% (cost $34,306,373)		35,574,675

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $249,620)(wb)	249,620	249,620

TOTAL INVESTMENTS 100.0% (cost $34,555,993)		35,824,295
Liabilities in excess of other assets (0.0)%		(14,033)

NET ASSETS 100.0%		$35,810,262

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

* Non-income producing security.

# Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~ See tables subsequent to the Schedule of Investments for options detail.

(wb) Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$6.83	506	51	$35,861,632
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39	506	51	1,122,986

Total Options Purchased (cost $35,896,850)						$36,984,618

Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$759.38	506	51	$(1,103,287)
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$546.71	506	51	(306,656)

Total Options Written (premiums received $1,590,477)						$(1,409,943)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 163

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$36,984,618	$—

Short-Term Investment
Affiliated Mutual Fund	249,620	—	—

Total	$249,620	$36,984,618	$—

Liabilities
Long-Term Investments
Options Written	$—	$(1,409,943)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.3%
Affiliated Mutual Fund	0.7

104.0
Options Written	(4.0)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$36,984,618	Options written outstanding, at value	$1,409,943

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$1,642,238	$52,393

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(728,111)	$462,098

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$30,246,217
Options Written (2)	88,067

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 165

PGIM S&P 500 Buffer 20 ETF - December

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $35,896,850)	$36,984,618
Affiliated investments (cost $249,620)	249,620

Total Assets	37,234,238

Liabilities

Options written outstanding, at value (premiums received $1,590,477)	1,409,943
Management fee payable	14,033

Total Liabilities	1,423,976

Net Assets	$35,810,262

Net assets were comprised of:
Common stock, at par	$1,180
Paid-in capital in excess of par	33,159,607
Total distributable earnings (loss)	2,649,475

Net assets, April 30, 2026	$35,810,262

Net asset value, offering price and redemption price per share, ($35,810,262 ÷ 1,180,001 shares of common stock issued and outstanding)	$30.35

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$4,751

Expenses
Management fee	74,163

Net investment income (loss)	(69,412)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(1,222,496)
In-kind redemptions	3,281,257
Options written transactions	(364,130)

1,694,631

Net change in unrealized appreciation (depreciation) on:
Investments	(728,111)
Options written	462,098

(266,013)

Net gain (loss) on investment transactions	1,428,618

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,359,206

See Notes to Financial Statements.

PGIM Rock ETF Trust 167

PGIM S&P 500 Buffer 20 ETF - December

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(69,412)	$(82,835)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,694,631	1,567,505
Net change in unrealized appreciation (depreciation) on investments	(266,013)	1,429,004

Net increase (decrease) in net assets resulting from operations	1,359,206	2,913,674

Fund share transactions
Net proceeds from shares sold (1,250,000 and 1,120,000 shares, respectively)	36,325,181	29,164,771
Shares redeemed in-kind (890,000 and 440,000 shares, respectively)	(25,639,468)	(11,975,100)

Net increase (decrease) in net assets from Fund share transactions	10,685,713	17,189,671

Total increase (decrease)	12,044,919	20,103,345

Net Assets:

Beginning of period	23,765,343	3,661,998

End of period	$35,810,262	$23,765,343

See Notes to Financial Statements.

PGIM S&P 500 Buffer 20 ETF - December

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025	May 23, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.98		$26.16	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	1.44		2.94	1.20
Total from investment operations	1.37		2.82	1.16
Net asset value, end of period	$30.35		$28.98	$26.16
Total Return(c):	4.71%		10.80%	4.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,810		$23,765	$3,662
Average net assets (000)	$29,911		$19,177	$2,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.47%	0.44	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.43)%	(0.36	)%(e)
Portfolio turnover rate(f)	0%		0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 169

PGIM Laddered S&P 500 Buffer 12 ETF

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

AFFILIATED EXCHANGE-TRADED FUNDS
Alternative
PGIM S&P 500 Buffer 12 ETF - January *	405,273	$13,755,290
PGIM S&P 500 Buffer 12 ETF - February *	413,748	13,758,321
PGIM S&P 500 Buffer 12 ETF - March *	408,969	13,751,460
PGIM S&P 500 Buffer 12 ETF - April *	430,051	13,738,839
PGIM S&P 500 Buffer 12 ETF - May *	430,551	13,657,078
PGIM S&P 500 Buffer 12 ETF - June *	433,412	13,684,984
PGIM S&P 500 Buffer 12 ETF - July *	428,984	13,717,021
PGIM S&P 500 Buffer 12 ETF - August *	425,502	13,726,694
PGIM S&P 500 Buffer 12 ETF - September *	432,618	13,733,891
PGIM S&P 500 Buffer 12 ETF - October *	436,428	13,745,954
PGIM S&P 500 Buffer 12 ETF - November *	435,408	13,785,366
PGIM S&P 500 Buffer 12 ETF - December *	434,416	13,764,688

TOTAL LONG-TERM INVESTMENTS
(cost $150,892,875)		164,819,586

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $1,253,040)	1,253,040	1,253,040

TOTAL INVESTMENTS 100.7%
(cost $152,145,915)(wa)		166,072,626
Liabilities in excess of other assets (0.7)%		(1,209,099)

NET ASSETS 100.0%		$164,863,527

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds
Alternative	$164,819,586	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,253,040	—	—

Total	$166,072,626	$—	$—

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund	0.7

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

PGIM Rock ETF Trust 171

PGIM Laddered S&P 500 Buffer 12 ETF

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Affiliated investments (cost $152,145,915)	$166,072,626

Liabilities

Payable for investments purchased	1,209,099

Net Assets	$164,863,527

Net assets were comprised of:
Common stock, at par	$5,260
Paid-in capital in excess of par	150,868,990
Total distributable earnings (loss)	13,989,277

Net assets, April 30, 2026	$164,863,527

Net asset value, offering price and redemption price per share, ($164,863,527 ÷ 5,260,000 shares of common stock issued and outstanding)	$31.34

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$13,154

Net investment income (loss)	13,154

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on in-kind redemptions investment transactions	52,357

Net change in unrealized appreciation (depreciation) on investments	7,270,638

Net gain (loss) on investment transactions	7,322,995

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,336,149

See Notes to Financial Statements.

PGIM Rock ETF Trust 173

PGIM Laddered S&P 500 Buffer 12 ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,154	$5,669
Net realized gain (loss) on in-kind redemptions investment transactions	52,357	—
Net change in unrealized appreciation (depreciation) on investments	7,270,638	5,928,258

Net increase (decrease) in net assets resulting from operations	7,336,149	5,933,927

Dividends and Distributions
Distributions from distributable earnings	(7,768)	(4,474)

Fund share transactions
Net proceeds from shares sold (2,600,000 and 150,000 shares, respectively)	78,696,269	4,430,925
Shares sold in-kind (0 and 1,580,000 shares, respectively)	—	44,194,874
Shares redeemed in-kind (10,000 and 0 shares, respectively)	(296,795)	—

Net increase (decrease) in net assets from Fund share transactions	78,399,474	48,625,799

Total increase (decrease)	85,727,855	54,555,252

Net Assets:

Beginning of period	79,135,672	24,580,420

End of period	$164,863,527	$79,135,672

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 12 ETF

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025		June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.64		$26.15		$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	1.70		3.49		1.14
Total from investment operations	1.70		3.49		1.15
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	(-	)(c)	-
Net asset value, end of period	$31.34		$29.64		$26.15
Total Return(d):	5.76%		13.37%		4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$164,864		$79,136		$24,580
Average net assets (000)	$114,781		$42,308		$18,568
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	-%		-%		-%
Expenses before waivers and/or expense reimbursement	-%		-%		-%
Net investment income (loss)	0.02	%(f)	0.01%		0.05	%(f)
Portfolio turnover rate(g)	0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 175

PGIM Laddered S&P 500 Buffer 20 ETF

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

AFFILIATED EXCHANGE-TRADED FUNDS
Alternative
PGIM S&P 500 Buffer 20 ETF - January *	357,757	$11,357,568
PGIM S&P 500 Buffer 20 ETF - February *	362,097	11,360,830
PGIM S&P 500 Buffer 20 ETF - March *	359,734	11,359,536
PGIM S&P 500 Buffer 20 ETF - April *	371,402	11,355,765
PGIM S&P 500 Buffer 20 ETF - May	370,544	11,359,026
PGIM S&P 500 Buffer 20 ETF - June *	369,254	11,352,714
PGIM S&P 500 Buffer 20 ETF - July *	368,363	11,371,366
PGIM S&P 500 Buffer 20 ETF - August *	368,116	11,358,440
PGIM S&P 500 Buffer 20 ETF - September *	374,657	11,355,854
PGIM S&P 500 Buffer 20 ETF - October *	377,861	11,355,857
PGIM S&P 500 Buffer 20 ETF - November *	374,433	11,358,013
PGIM S&P 500 Buffer 20 ETF - December *	374,138	11,359,391

TOTAL LONG-TERM INVESTMENTS
(cost $126,839,691)		136,304,360

SHORT-TERM INVESTMENT 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $305,491)	305,491	305,491

TOTAL INVESTMENTS 100.2%
(cost $127,145,182)(wa)		136,609,851
Liabilities in excess of other assets (0.2)%		(259,934)

NET ASSETS 100.0%		$136,349,917

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds Alternative	$136,304,360	$—	$—
Short-Term Investment
Affiliated Mutual Fund	305,491	—	—

Total	$136,609,851	$—	$—

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Affiliated Exchange-Traded Funds	100.0%	Affiliated Mutual Fund	0.2%

			100.2
		Liabilities in excess of other assets	(0.2)

			100.0%

See Notes to Financial Statements.

PGIM Rock ETF Trust 177

PGIM Laddered S&P 500 Buffer 20 ETF

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Affiliated investments (cost $127,145,182)	$136,609,851
Receivable for Fund shares sold	2,106,956

Total Assets	138,716,807

Liabilities
Payable for investments purchased	2,366,890

Net Assets	$136,349,917

Net assets were comprised of:
Common stock, at par	$4,530
Paid-in capital in excess of par	126,778,829
Total distributable earnings (loss)	9,566,558

Net assets, April 30, 2026	$136,349,917

Net asset value, offering price and redemption price per share,
($136,349,917 ÷ 4,530,000 shares of common stock issued and outstanding)	$30.10

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$15,650

Net investment income (loss)	15,650

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on in-kind redemptions investment transactions	86,909
Net change in unrealized appreciation (depreciation) on investments	4,683,218

Net gain (loss) on investment transactions	4,770,127

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,785,777

See Notes to Financial Statements.

PGIM Rock ETF Trust 179

PGIM Laddered S&P 500 Buffer 20 ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,650	$7,143
Net realized gain (loss) on investment and in-kind redemptions transactions	86,909	532,647
Net change in unrealized appreciation (depreciation) on investments	4,683,218	4,254,507

Net increase (decrease) in net assets resulting from operations	4,785,777	4,794,297

Dividends and Distributions
Distributions from distributable earnings	(6,922)	(4,402)

Fund share transactions
Net proceeds from shares sold (2,120,000 and 100,000 shares, respectively)	62,218,001	2,867,047
Shares sold in-kind (0 and 1,970,000 shares, respectively)	—	53,151,441
Shares redeemed in-kind (20,000 and 320,000 shares, respectively)	(590,859)	(8,542,684)

Net increase (decrease) in net assets from Fund share transactions	61,627,142	47,475,804

Total increase (decrease)	66,405,997	52,265,699

Net Assets:
Beginning of period	69,943,920	17,678,221

End of period	$136,349,917	$69,943,920

See Notes to Financial Statements.

PGIM Laddered S&P 500 Buffer 20 ETF

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		Year Ended October 31, 2025		June 11, 2024(a) through October 31, 2024
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.78		$26.00		$25.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	-	(c)	0.01
Net realized and unrealized gain (loss) on investment transactions	1.32		2.78		0.99
Total from investment operations	1.32		2.78		1.00
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	(-	)(c)	-
Net asset value, end of period	$30.10		$28.78		$26.00
Total Return(d):	4.58%		10.73%		3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$136,350		$69,944		$17,678
Average net assets (000)	$92,193		$44,803		$14,920
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	-%		-%		-%
Expenses before waivers and/or expense reimbursement	-%		-%		-%
Net investment income (loss)	0.03	%(f)	0.02%		0.06	%(f)
Portfolio turnover rate(g)	0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 181

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.7%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $200,310)(wb)	200,310	$200,310

OPTIONS PURCHASED*~ 105.9%
(cost $25,429,956)		26,629,279

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.7%
(cost $25,630,266)		26,829,589

OPTIONS WRITTEN*~ (6.7)%
(premiums received $1,468,037)		(1,690,026)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0%
(cost $24,162,229)		25,139,563
Liabilities in excess of other assets (0.0)%		(10,378)

NET ASSETS 100.0%		$25,129,185

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	12/31/26	$6.14	389	39	$25,644,179
Invesco QQQ Trust, Series 1	Put	12/31/26	$614.31	389	39	985,100

Total Options Purchased (cost $25,429,956)						$26,629,279

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	12/31/26	$718.13	389	39	$(1,195,210)
Invesco QQQ Trust, Series 1	Put	12/31/26	$540.59	389	39	(494,816)

Total Options Written (premiums received $1,468,037)						$(1,690,026)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$200,310	$—	$—
Options Purchased	—	26,629,279	—

Total	$200,310	$26,629,279	$—

Liabilities
Options Written	$—	$(1,690,026)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	105.9%
Affiliated Mutual Fund	0.8

106.7
Options Written	(6.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$26,629,279	Options written outstanding, at value	$1,690,026

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$568,136	$424,735

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$406,544	$(61,512)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 183

PGIM Nasdaq-100 Buffer 12 ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$17,954,750
Options Written (2)	56,133

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $25,429,956)	$26,629,279
Affiliated investments (cost $200,310)	200,310

Total Assets	26,829,589

Liabilities
Options written outstanding, at value (premiums received $1,468,037)	1,690,026
Management fee payable	10,378

Total Liabilities	1,700,404

Net Assets	$25,129,185

Net assets were comprised of:
Common stock, at par	$820
Paid-in capital in excess of par	23,215,597
Total distributable earnings (loss)	1,912,768

Net assets, April 30, 2026	$25,129,185

Net asset value, offering price and redemption price per share, ($25,129,185 ÷ 820,000 shares of common stock issued and outstanding)	$30.65

See Notes to Financial Statements.

PGIM Rock ETF Trust 185

PGIM Nasdaq-100 Buffer 12 ETF - January

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$3,019

Expenses
Management fee	44,608

Net investment income (loss)	(41,589)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(297,555)
In-kind redemptions	1,265,716
Options written transactions	24,710

992,871

Net change in unrealized appreciation (depreciation) on:
Investments	406,544
Options written	(61,512)

345,032

Net gain (loss) on investment transactions	1,337,903

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,296,314

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - January

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(41,589)	$(15,322)
Net realized gain (loss) on investment and in-kind redemptions transactions	992,871	—
Net change in unrealized appreciation (depreciation) on investments	345,032	632,302

Net increase (decrease) in net assets resulting from operations	1,296,314	616,980

Dividends and Distributions

Distributions from distributable earnings	(547)	—

Fund share transactions
Net proceeds from shares sold (1,050,000 and 220,000 shares, respectively)	30,576,449	5,628,089
Shares redeemed in-kind (440,000 and 0 shares, respectively)	(12,734,566)	—
Cost of shares purchased (0 and 10,000 shares, respectively)	—	(253,534)

Net increase (decrease) in net assets from Fund share transactions	17,841,883	5,374,555

Total increase (decrease)	19,137,650	5,991,535

Net Assets:
Beginning of period	5,991,535	—

End of period	$25,129,185	$5,991,535

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 187

PGIM Nasdaq-100 Buffer 12 ETF - January

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.53		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)
Net realized and unrealized gain (loss) on investment transactions	2.19		3.63
Total from investment operations	2.12		3.53
Less Dividends and Distributions:
Dividends from net investment income	-	(c)	-
Net asset value, end of period	$30.65		$28.53
Total Return(d):	7.42%		14.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,129		$5,992
Average net assets (000)	$17,991		$4,196
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.47	)%(f)	(0.43	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 111.2%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $217,836)(wb)	217,836	$217,836

OPTIONS PURCHASED*~ 110.2% (cost $21,927,516)		24,087,632

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 111.2% (cost $22,145,352)		24,305,468

OPTIONS WRITTEN*~ (11.2)% (premiums received $1,609,540)		(2,433,991)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $20,535,812)		21,871,477
Liabilities in excess of other assets (0.0)%		(8,208)

NET ASSETS 100.0%		$21,863,269

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	03/31/27	$5.77	353	35	$23,278,182
Invesco QQQ Trust, Series 1	Put	03/31/27	$577.18	353	35	809,450

Total Options Purchased (cost $ 21,927,516)						$24,087,632

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	03/31/27	$690.65	353	35	$(1,983,722)
Invesco QQQ Trust, Series 1	Put	03/31/27	$507.92	353	35	(450,269)

Total Options Written (premiums received $ 1,609,540)						$(2,433,991)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 189

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$217,836	$—	$—
Options Purchased	—	24,087,632	—

Total	$217,836	$24,087,632	$—

Liabilities
Options Written	$—	$(2,433,991)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	110.2%
Affiliated Mutual Fund	1.0

111.2
Options Written	(11.2)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$24,087,632	Options written outstanding, at value	$2,433,991

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$14,006	$1,095,676

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$538,709	$86,753

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$13,529,522
Options Written (2)	46,867

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 191

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $21,927,516)	$24,087,632
Affiliated investments (cost $217,836)	217,836

Total Assets	24,305,468

Liabilities
Options written outstanding, at value (premiums received $1,609,540)	2,433,991
Management fee payable	8,208

Total Liabilities	2,442,199

Net Assets	$21,863,269

Net assets were comprised of:
Common stock, at par	$700
Paid-in capital in excess of par	19,482,059
Total distributable earnings (loss)	2,380,510

Net assets, April 30, 2026	$21,863,269

Net asset value, offering price and redemption price per share, ($21,863,269 ÷ 700,000 shares of common stock issued and outstanding)	$31.23

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,970

Expenses
Management fee	32,596

Net investment income (loss)	(30,626)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(1,107,295)
In-kind redemptions	2,232,959
Options written transactions	(15,982)

1,109,682

Net change in unrealized appreciation (depreciation) on:
Investments	538,709
Options written	86,753

625,462

Net gain (loss) on investment transactions	1,735,144

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,704,518

See Notes to Financial Statements.

PGIM Rock ETF Trust 193

PGIM Nasdaq-100 Buffer 12 ETF - April

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(30,626)	$(20,060)
Net realized gain (loss) on investment and in-kind redemptions transactions	1,109,682	91,686
Net change in unrealized appreciation (depreciation) on investments	625,462	710,203

Net increase (decrease) in net assets resulting from operations	1,704,518	781,829

Dividends and Distributions
Distributions from distributable earnings	(1,968)	—

Fund share transactions
Net proceeds from shares sold (980,000 and 320,000 shares, respectively)	28,522,587	8,022,107
Shares redeemed in-kind (540,000 and 60,000 shares, respectively)	(15,693,834)	(1,471,970)

Net increase (decrease) in net assets from Fund share transactions	12,828,753	6,550,137

Total increase (decrease)	14,531,303	7,331,966

Net Assets:
Beginning of period	7,331,966	—

End of period	$21,863,269	$7,331,966

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - April

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.20		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.10)
Net realized and unrealized gain (loss) on investment transactions	3.10		3.30
Total from investment operations	3.03		3.20
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$31.23		$28.20
Total Return(d):	10.78%		12.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,863		$7,332
Average net assets (000)	$13,146		$5,305
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.47	)%(f)	(0.45	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 195

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.5%

AFFILIATED MUTUAL FUND 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $91,022)(wb)	91,022	$91,022

OPTIONS PURCHASED*~ 106.0% (cost $16,400,670)		17,781,412

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.5% (cost $16,491,692)		17,872,434

OPTIONS WRITTEN*~ (6.5)% (premiums received $818,237)		(1,086,842)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $15,673,455)		16,785,592
Liabilities in excess of other assets (0.0)%		(6,034)

NET ASSETS 100.0%		$16,779,558

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	06/30/26	$ 5.52	268	27	$17,722,776
Invesco QQQ Trust, Series 1	Put	06/30/26	$551.64	268	27	58,636

Total Options Purchased (cost $16,400,670)						$17,781,412

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	06/30/26	$643.27	268	27	$(1,064,930)
Invesco QQQ Trust, Series 1	Put	06/30/26	$485.44	268	27	(21,912)

Total Options Written (premiums received $818,237)						$(1,086,842)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$91,022	$—	$—
Options Purchased	—	17,781,412	—

Total	$91,022	$17,781,412	$—

Liabilities
Options Written	$—	$(1,086,842)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	106.0%
Affiliated Mutual Fund	0.5

106.5
Options Written	(6.5)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$17,781,412	Options written outstanding, at value	$1,086,842

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$932,940	$(112,337)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$10,319,867

See Notes to Financial Statements.

PGIM Rock ETF Trust 197

PGIM Nasdaq-100 Buffer 12 ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$34,067

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $16,400,670)	$17,781,412
Affiliated investments (cost $91,022)	91,022

Total Assets	17,872,434

Liabilities

Options written outstanding, at value (premiums received $818,237)	1,086,842
Management fee payable	6,034

Total Liabilities	1,092,876

Net Assets	$16,779,558

Net assets were comprised of:
Common stock, at par	$550
Paid-in capital in excess of par	15,719,890
Total distributable earnings (loss)	1,059,118

Net assets, April 30, 2026	$16,779,558

Net asset value, offering price and redemption price per share, ($16,779,558 ÷ 550,000 shares of common stock issued and outstanding)	$30.51

See Notes to Financial Statements.

PGIM Rock ETF Trust 199

PGIM Nasdaq-100 Buffer 12 ETF - July

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,734

Expenses
Management fee	25,184

Net investment income (loss)	(23,450)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	932,940
Options written	(112,337)

Net gain (loss) on investment transactions	820,603

Net Increase (Decrease) In Net Assets Resulting From Operations	$797,153

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - July

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(23,450)	$(11,207)
Net realized gain (loss) on investment and in-kind redemptions transactions	—	251,651
Net change in unrealized appreciation (depreciation) on investments	820,603	291,534

Net increase (decrease) in net assets resulting from operations	797,153	531,978

Dividends and Distributions
Distributions from distributable earnings	(547)	—

Fund share transactions
Net proceeds from shares sold (380,000 and 280,000 shares, respectively)	11,093,242	7,260,986
Shares redeemed in-kind (0 and 110,000 shares, respectively)	—	(2,903,254)

Net increase (decrease) in net assets from Fund share transactions	11,093,242	4,357,732

Total increase (decrease)	11,889,848	4,889,710

Net Assets:
Beginning of period	4,889,710	—

End of period	$16,779,558	$4,889,710

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 201

PGIM Nasdaq-100 Buffer 12 ETF - July

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.76		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.09)
Net realized and unrealized gain (loss) on investment transactions	1.82		3.85
Total from investment operations	1.75		3.76
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$30.51		$28.76
Total Return(d):	6.08%		15.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,780		$4,890
Average net assets (000)	$10,157		$3,159
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.47	)%(f)	(0.42	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.9%

AFFILIATED MUTUAL FUND 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $149,459)(wb)	149,459	$149,459

OPTIONS PURCHASED*~ 104.1% (cost $18,240,076)		19,164,122

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.9% (cost $18,389,535)		19,313,581

OPTIONS WRITTEN*~ (4.9)% (premiums received $877,396)		(905,614)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $17,512,139)		18,407,967
Liabilities in excess of other assets (0.0)%		(7,262)

NET ASSETS 100.0%		$18,400,705

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	09/30/26	$ 6.00	284	28	$18,748,315
Invesco QQQ Trust, Series 1	Put	09/30/26	$600.37	284	28	415,807

Total Options Purchased (cost $18,240,076)						$19,164,122

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Invesco QQQ Trust, Series 1	Call	09/30/26	$697.93	284	28	$(723,854)
Invesco QQQ Trust, Series 1	Put	09/30/26	$528.33	284	28	(181,760)

Total Options Written (premiums received $877,396)						$(905,614)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 203

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$149,459	$—	$—
Options Purchased	—	19,164,122	—

Total	$149,459	$19,164,122	$—

Liabilities
Options Written	$—	$(905,614)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	0.8

104.9
Options Written	(4.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$19,164,122	Options written outstanding, at value	$905,614

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$144,941	$122,826

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$727,527	$74,706

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$12,934,543
Options Written (2)	40,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 205

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $18,240,076)	$19,164,122
Affiliated investments (cost $149,459)	149,459

Total Assets	19,313,581

Liabilities

Options written outstanding, at value (premiums received $877,396)	905,614
Management fee payable	7,262

Total Liabilities	912,876

Net Assets	$18,400,705

Net assets were comprised of:
Common stock, at par	$610
Paid-in capital in excess of par	17,509,366
Total distributable earnings (loss)	890,729

Net assets, April 30, 2026	$18,400,705

Net asset value, offering price and redemption price per share, ($18,400,705 ÷ 610,000 shares of common stock issued and outstanding)	$30.17

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$2,285

Expenses
Management fee	32,187

Net investment income (loss)	(29,902)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on in-kind redemptions	267,767

Net change in unrealized appreciation (depreciation) on:
Investments	727,527
Options written	74,706

802,233

Net gain (loss) on investment transactions	1,070,000

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,040,098

See Notes to Financial Statements.

PGIM Rock ETF Trust 207

PGIM Nasdaq-100 Buffer 12 ETF - October

Statements of Changes in Net Assets (unaudited)

as of April 30, 2026

	Six Months Ended April 30, 2026	December 27, 2024* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(29,902)	$(10,743)
Net realized gain (loss) on investment and in-kind redemptions transactions	267,767	395,968
Net change in unrealized appreciation (depreciation) on investments	802,233	93,595

Net increase (decrease) in net assets resulting from operations	1,040,098	478,820

Dividends and Distributions
Distributions from distributable earnings	(546)	—

Fund share transactions
Net proceeds from shares sold (430,000 and 410,000 shares, respectively)	12,285,489	11,098,836
Shares redeemed in-kind (80,000 and 150,000 shares, respectively)	(2,343,285)	(4,158,707)

Net increase (decrease) in net assets from Fund share transactions	9,942,204	6,940,129

Total increase (decrease)	10,981,756	7,418,949

Net Assets:
Beginning of period	7,418,949	—

End of period	$18,400,705	$7,418,949

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Nasdaq-100 Buffer 12 ETF - October

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.53		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.09)
Net realized and unrealized gain (loss) on investment transactions	1.71		3.62
Total from investment operations	1.64		3.53
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$30.17		$28.53
Total Return(d):	5.72%		14.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,401		$7,419
Average net assets (000)	$12,981		$3,165
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.46	)%(f)	(0.40	)%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 209

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

AFFILIATED EXCHANGE-TRADED FUNDS
Alternative
PGIM Nasdaq-100 Buffer 12 ETF - January	501,039	$15,363,159
PGIM Nasdaq-100 Buffer 12 ETF - April	491,669	15,360,280
PGIM Nasdaq-100 Buffer 12 ETF - July	503,516	15,366,704
PGIM Nasdaq-100 Buffer 12 ETF - October	509,458	15,374,576

TOTAL LONG-TERM INVESTMENTS (cost $56,699,676)		61,464,719

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $318,953)	318,953	318,953

TOTAL INVESTMENTS 100.5% (cost $57,018,629)(wa)		61,783,672
Liabilities in excess of other assets (0.5)%		(296,638)

NET ASSETS 100.0%		$61,487,034

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Exchange-Traded Funds
Alternative	$61,464,719	$—	$—
Short-Term Investment
Affiliated Mutual Fund	318,953	—	—

Total	$61,783,672	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Affiliated Exchange-Traded Funds	100.0%
Affiliated Mutual Fund	0.5
100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Affiliated investments (cost $57,018,629)	$61,783,672
Other assets	127

Total Assets	61,783,799

Liabilities
Payable for investments purchased	296,765

Net Assets	$61,487,034

Net assets were comprised of:
Common stock, at par	$2,010
Paid-in capital in excess of par	56,462,783
Total distributable earnings (loss)	5,022,241

Net assets, April 30, 2026	$61,487,034

Net asset value, offering price and redemption price per share, ($61,487,034 ÷ 2,010,000 shares of common stock issued and outstanding)	$30.59

See Notes to Financial Statements.

PGIM Rock ETF Trust 211

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$9,242

Net investment income (loss)	9,242

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on in-kind redemptions	249,661

Net change in unrealized appreciation (depreciation) on investments	3,340,005

Net gain (loss) on investment transactions	3,589,666

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,598,908

See Notes to Financial Statements.

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	December 27, 2024* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,242	$2,855
Net realized gain (loss) on in-kind redemptions	249,661	(53)
Net change in unrealized appreciation (depreciation) on investments	3,340,005	1,425,038

Net increase (decrease) in net assets resulting from operations	3,598,908	1,427,840

Dividends and Distributions
Distributions from distributable earnings	(4,609)	—

Fund share transactions
Net proceeds from shares sold (1,540,000 and 320,000 shares, respectively)	44,523,912	8,126,749
Shares sold in-kind (0 and 220,000 shares, respectively)	—	5,773,453
Shares redeemed in-kind (60,000 and 10,000 shares, respectively)	(1,731,051)	(228,168)

Net increase (decrease) in net assets from Fund share transactions	42,792,861	13,672,034

Total increase (decrease)	46,387,160	15,099,874

Net Assets:
Beginning of period	15,099,874	—

End of period	$61,487,034	$15,099,874

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 213

PGIM Laddered Nasdaq-100 Buffer 12 ETF

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		December 27, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.49		$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01
Net realized and unrealized gain (loss) on investment transactions	2.09		3.48
Total from investment operations	2.10		3.49
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$30.59		$28.49
Total Return(d):	7.39%		13.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,487		$15,100
Average net assets (000)	$35,760		$9,737
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	-%		-	%(c)(f)
Expenses before waivers and/or expense reimbursement	-%		-	%(c)(f)
Net investment income (loss)	0.05	%(f)	0.03	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 106.3%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $56,378)(wb)	56,378	$56,378

OPTIONS PURCHASED*~ 105.1% (cost $4,995,117)		5,143,754

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 106.3% (cost $5,051,495)		5,200,132

OPTION WRITTEN*~ (6.3)% (premiums received $233,604)		(305,796)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $4,817,891)		4,894,336
Liabilities in excess of other assets (0.0)%		(1,889)

NET ASSETS 100.0%		$4,892,447

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$ 13.64	71	7	$4,970,148
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92	71	7	173,606

Total Options Purchased (cost $4,995,117)						$5,143,754

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$726.79	71	7	$(305,796)

(premiums received $233,604)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 215

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$56,378	$—	$—
Options Purchased	—	5,143,754	—

Total	$56,378	$5,143,754	$—

Liabilities
Option Written	$—	$(305,796)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	105.1%
Affiliated Mutual Fund	1.2

106.3
Option Written	(6.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,143,754	Options written outstanding, at value	$305,796

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$248,984	$(91,940)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(141,370)	$84,797

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,994,582
Options Written (2)	5,867

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 217

PGIM S&P 500 Max Buffer ETF - January

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $4,995,117)	$5,143,754
Affiliated investments (cost $56,378)	56,378

Total Assets	5,200,132

Liabilities
Options written outstanding, at value (premiums received $233,604)	305,796
Management fee payable	1,889

Total Liabilities	307,685

Net Assets	$4,892,447

Net assets were comprised of:
Common stock, at par	$180
Paid-in capital in excess of par	4,674,794
Total distributable earnings (loss)	217,473

Net assets, April 30, 2026	$4,892,447

Net asset value, offering price and redemption price per share,
($4,892,447 ÷ 180,001 shares of common stock issued and outstanding)	$27.18

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$985

Expenses
Management fee	9,299

Net investment income (loss)	(8,314)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(93,103)
In-kind redemptions	376,486
Options written transactions	(126,339)

157,044

Net change in unrealized appreciation (depreciation) on:
Investments	(141,370)
Options written	84,797

(56,573)

Net gain (loss) on investment transactions	100,471

Net Increase (Decrease) In Net Assets Resulting From Operations	$92,157

See Notes to Financial Statements.

PGIM Rock ETF Trust 219

PGIM S&P 500 Max Buffer ETF - January

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	December 31, 2024* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,314)	$(7,702)
Net realized gain (loss) on in-kind redemptions	157,044	8,886
Net change in unrealized appreciation (depreciation) on investments	(56,573)	133,018

Net increase (decrease) in net assets resulting from operations	92,157	134,202

Fund share transactions
Net proceeds from shares sold (180,000 and 100,001 shares, respectively)	4,819,524	2,500,905
Shares redeemed in-kind (90,000 and 10,000 shares, respectively)	(2,400,449)	(253,892)

Net increase (decrease) in net assets from Fund share transactions	2,419,075	2,247,013

Total increase (decrease)	2,511,232	2,381,215

Net Assets:
Beginning of period	2,381,215	—

End of period	$4,892,447	$2,381,215

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - January

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		December 31, 2024(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.46		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)
Net realized and unrealized gain (loss) on investment transactions	0.78		1.54
Total from investment operations	0.72		1.46
Net asset value, end of period	$27.18		$26.46
Total Return(c):	2.73%		5.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,892		$2,381
Average net assets (000)	$3,750		$2,404
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.45	)%(e)	(0.38	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 221

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.7%

AFFILIATED MUTUAL FUND 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $96,071)(wb)	96,071	$96,071

OPTIONS PURCHASED*~ 104.1% (cost $6,044,161)		6,194,855

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.7% (cost $6,140,232)		6,290,926

OPTION WRITTEN*~ (5.7)% (premiums received $252,620)		(340,294)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $5,887,612)		5,950,632
Liabilities in excess of other assets (0.0)%		(2,458)

NET ASSETS 100.0%		$5,948,174

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$13.84	85	9	$5,952,587
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97	85	9	242,268

Total Options Purchased (cost $6,044,161)						$6,194,855

Option Written:
Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$739.09	85	9	$(340,294)

 (premiums received $252,620)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$96,071	$—	$—
Options Purchased	—	6,194,855	—

Total	$96,071	$6,194,855	$—

Liabilities
Option Written	$—	$(340,294)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	104.1%
Affiliated Mutual Fund	1.6

105.7
Option Written	(5.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$6,194,855	Options written outstanding, at value	$340,294

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)

Equity contracts.	$438,414	$(165,778)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written

Equity contracts	$(226,378)	$101,244

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 223

PGIM S&P 500 Max Buffer ETF - February

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,556,363
Options Written (2)	6,667

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $6,044,161)	$6,194,855
Affiliated investments (cost $96,071)	96,071

Total Assets	6,290,926

Liabilities

Options written outstanding, at value (premiums received $252,620)	340,294
Management fee payable	2,458

Total Liabilities	342,752

Net Assets	$5,948,174

Net assets were comprised of:
Common stock, at par	$220
Paid-in capital in excess of par	5,633,373
Total distributable earnings (loss)	314,581

Net assets, April 30, 2026	$5,948,174

Net asset value, offering price and redemption price per share, ($5,948,174 ÷ 220,001 shares of common stock issued and outstanding)	$27.04

See Notes to Financial Statements.

PGIM Rock ETF Trust 225

PGIM S&P 500 Max Buffer ETF - February

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,261

Expenses
Management fee	11,541

Net investment income (loss)	(10,280)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(176,440)
In-kind redemptions	601,217
Options written transactions	(152,141)

272,636

Net change in unrealized appreciation (depreciation) on:
Investments	(226,378)
Options written	101,244

(125,134)

Net gain (loss) on investment transactions	147,502

Net Increase (Decrease) In Net Assets Resulting From Operations	$137,222

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - February

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	January 31, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(10,280)	$(10,795)
Net realized gain (loss) on investment and in-kind redemptions transactions	272,636	—
Net change in unrealized appreciation (depreciation) on investments	(125,134)	188,154

Net increase (decrease) in net assets resulting from operations	137,222	177,359

Fund share transactions
Net proceeds from shares sold (230,000 and 140,001 shares, respectively)	6,144,543	3,499,057
Shares redeemed in-kind (150,000 and 0 shares, respectively)	(4,010,007)	—

Net increase (decrease) in net assets from Fund share transactions	2,134,536	3,499,057

Total increase (decrease)	2,271,758	3,676,416

Net Assets:
Beginning of period	3,676,416	—

End of period	$5,948,174	$3,676,416

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 227

PGIM S&P 500 Max Buffer ETF - February

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		January 31, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.26		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)
Net realized and unrealized gain (loss) on investment transactions	0.84		1.34
Total from investment operations	0.78		1.26
Net asset value, end of period	$27.04		$26.26
Total Return(c):	2.96%		5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,948		$3,676
Average net assets (000)	$4,655		$3,447
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.45	)%(e)	(0.42	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.3%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $79,935)(wb)	79,935	$79,935

OPTIONS PURCHASED*~ 105.8%
(cost $5,494,467)		5,689,692

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 107.3%
(cost $5,574,402)		5,769,627

OPTION WRITTEN*~ (7.3)%
(premiums received $254,274)		(390,966)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $5,320,128)		5,378,661
Liabilities in excess of other assets (0.0)%		(2,195)

NET ASSETS 100.0%		$5,376,466

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$13.72	78	8	$5,465,987
State Street SPDR S&P 500 ETF Trust	Put	02/26/27	$685.99	78	8	223,705

Total Options Purchased (cost $5,494,467)						$5,689,692

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	02/26/27	$729.14	78	8	$(390,966)

(premiums received $254,274)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 229

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$79,935	$—	$—
Options Purchased	—	5,689,692	—

Total	$79,935	$5,689,692	$—

Liabilities
Option Written	$—	$(390,966)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	105.8%
Affiliated Mutual Fund	1.5

107.3
Option Written	(7.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$5,689,692	Options written outstanding, at value	$390,966

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts.	$345,039	$(174,174)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(114,844)	$57,014

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,532,668
Options Written (2)	5,400

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 231

PGIM S&P 500 Max Buffer ETF - March

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $5,494,467)	$5,689,692
Affiliated investments (cost $79,935)	79,935

Total Assets	5,769,627

Liabilities
Options written outstanding, at value (premiums received $254,274)	390,966
Management fee payable	2,195

Total Liabilities	393,161

Net Assets	$5,376,466

Net assets were comprised of:
Common stock, at par	$200
Paid-in capital in excess of par	5,161,273
Total distributable earnings (loss)	214,993

Net assets, April 30, 2026	$5,376,466

Net asset value, offering price and redemption price per share,
($5,376,466 ÷ 200,001 shares of common stock issued and outstanding)	$26.88

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$735

Expenses
Management fee	8,577

Net investment income (loss)	(7,842)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(107,551)
In-kind redemptions	408,884
Options written transactions	(130,468)

170,865

Net change in unrealized appreciation (depreciation) on:
Investments	(114,844)
Options written	57,014

(57,830)

Net gain (loss) on investment transactions	113,035

Net Increase (Decrease) In Net Assets Resulting From Operations	$105,193

See Notes to Financial Statements.

PGIM Rock ETF Trust 233

PGIM S&P 500 Max Buffer ETF - March

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	February 28, 2025* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,842)	$(6,563)
Net realized gain (loss) on investment and in-kind redemptions transactions	170,865	—
Net change in unrealized appreciation (depreciation) on investments	(57,830)	116,363

Net increase (decrease) in net assets resulting from operations	105,193	109,800

Fund share transactions
Net proceeds from shares sold (200,000 and 100,001 shares, respectively)	5,323,464	2,501,742
Shares redeemed in-kind (100,000 and 0 shares, respectively)	(2,663,733)	—

Net increase (decrease) in net assets from Fund share transactions	2,659,731	2,501,742

Total increase (decrease)	2,764,924	2,611,542

Net Assets:
Beginning of period	2,611,542	—

End of period	$5,376,466	$2,611,542

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - March

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		February 28, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.12		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.07)
Net realized and unrealized gain (loss) on investment transactions	0.82		1.19
Total from investment operations	0.76		1.12
Net asset value, end of period	$26.88		$26.12
Total Return(c):	2.94%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,376		$2,612
Average net assets (000)	$3,459		$2,407
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.46	)%(e)	(0.41	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 235

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 111.4%

AFFILIATED MUTUAL FUND 1.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $89,010)(wb)	89,010	$89,010

OPTIONS PURCHASED*~ 109.7%
(cost $5,334,391)		5,642,418

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 111.4%
(cost $5,423,401)		5,731,428

OPTION WRITTEN*~ (11.4)%
(premiums received $339,587)		(585,476)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $5,083,814)		5,145,952
Liabilities in excess of other assets (0.0)%		(1,819)

NET ASSETS 100.0%		$5,144,133

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$13.01	78	8	$5,459,680
State Street SPDR S&P 500 ETF Trust	Put	03/31/27	$650.34	78	8	182,738

Total Options Purchased (cost $5,334,391)						$5,642,418

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/27	$696.71	78	8	$(585,476)

(premiums received $339,587)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$89,010	$—	$—
Options Purchased	—	5,642,418	—

Total	$89,010	$5,642,418	$—

Liabilities
Option Written	$—	$(585,476)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	109.7%
Affiliated Mutual Fund	1.7

111.4
Option Written	(11.4)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$5,642,418	Options written outstanding, at value	$585,476

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$275,359	$(100,622)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(160,303)	$106,480

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 237

PGIM S&P 500 Max Buffer ETF - April

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,459,509
Options Written (2)	5,533

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $5,334,391)	$5,642,418
Affiliated investments (cost $89,010)	89,010

Total Assets	5,731,428

Liabilities
Options written outstanding, at value (premiums received $339,587)	585,476
Management fee payable	1,819

Total Liabilities	587,295

Net Assets	$5,144,133

Net assets were comprised of:
Common stock, at par	$190
Paid-in capital in excess of par	4,919,013
Total distributable earnings (loss)	224,930

Net assets, April 30, 2026	$5,144,133

Net asset value, offering price and redemption price per share,
($5,144,133 ÷ 190,001 shares of common stock issued and outstanding)	$27.07

See Notes to Financial Statements.

PGIM Rock ETF Trust 239

PGIM S&P 500 Max Buffer ETF - April

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,116

Expenses
Management fee	7,339

Net investment income (loss)	(6,223)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(138,052)
In-kind redemptions	450,534
Options written transactions	(137,745)

174,737

Net change in unrealized appreciation (depreciation) on:
Investments	(160,303)
Options written	106,480

(53,823)

Net gain (loss) on investment transactions	120,914

Net Increase (Decrease) In Net Assets Resulting From Operations	$114,691

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - April

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	March 31, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(6,223)	$(5,722)
Net realized gain (loss) on investment and in-kind redemptions transactions	174,737	—
Net change in unrealized appreciation (depreciation) on investments	(53,823)	115,961

Net increase (decrease) in net assets resulting from operations	114,691	110,239

Fund share transactions
Net proceeds from shares sold (190,000 and 100,001 shares, respectively)	5,083,638	2,501,369
Shares redeemed in-kind (100,000 and 0 shares, respectively)	(2,665,804)	—

Net increase (decrease) in net assets from Fund share transactions	2,417,834	2,501,369

Total increase (decrease)	2,532,525	2,611,608

Net Assets:
Beginning of period	2,611,608	—

End of period	$5,144,133	$2,611,608

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 241

PGIM S&P 500 Max Buffer ETF - April

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		March 31, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.12		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investment transactions	1.01		1.18
Total from investment operations	0.95		1.12
Net asset value, end of period	$27.07		$26.12
Total Return(c):	3.67%		4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,144		$2,612
Average net assets (000)	$2,960		$2,485
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50%(e)
Net investment income (loss)	(0.42	)%(e)	(0.39)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 103.7%

AFFILIATED MUTUAL FUND 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $17,874)(wb)	17,874	$17,874

OPTIONS PURCHASED*~ 103.0%
(cost $2,739,743)		2,739,591

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 103.7%
(cost $2,757,617)		2,757,465

OPTION WRITTEN*~ (4.9)%
(premiums received $129,163)		(129,241)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 98.8%
(cost $2,628,454)		2,628,224
Other assets in excess of liabilities 1.2%		31,377

NET ASSETS 100.0%		$2,659,601

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$14.37	37	4	$2,586,448
State Street SPDR S&P 500 ETF Trust	Put	04/30/27	$718.66	37	4	153,143

Total Options Purchased (cost $2,739,743)						$2,739,591

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	04/30/27	$768.68	37	4	$(129,241)

(premiums received $129,163)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 243

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$17,874	$ —	$—
Options Purchased	—	2,739,591	—

Total	$17,874	$2,739,591	$—

Liabilities
Option Written	$—	$(129,241)	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.0%
Affiliated Mutual Fund	0.7

103.7
Option Written	(4.9)
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$2,739,591	Options written outstanding, at value	$129,241

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$626,382	$(458,210)

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$(497,647)	$397,362

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,624,157
Options Written (2)	4,233

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 245

PGIM S&P 500 Max Buffer ETF - May

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $2,739,743)	$2,739,591
Affiliated investments (cost $17,874)	17,874
Receivable for investments sold	3,338,158

Total Assets	6,095,623

Liabilities
Payable for investments purchased	3,305,618
Options written outstanding, at value (premiums received $129,163)	129,241
Management fee payable	1,163

Total Liabilities	3,436,022

Net Assets	$2,659,601

Net assets were comprised of:
Common stock, at par	$100
Paid-in capital in excess of par	2,503,280
Total distributable earnings (loss)	156,221

Net assets, April 30, 2026	$2,659,601

Net asset value, offering price and redemption price per share, ($2,659,601 ÷ 100,001 shares of common stock issued and outstanding)	$26.60

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$405

Expenses
Management fee	6,585

Net investment income (loss)	(6,180)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(104,315)
In-kind redemptions	744,461
Options written transactions	(471,974)

168,172

Net change in unrealized appreciation (depreciation) on:
Investments	(497,647)
Options written	397,362

(100,285)

Net gain (loss) on investment transactions	67,887

Net Increase (Decrease) In Net Assets Resulting From Operations	$61,707

See Notes to Financial Statements.

PGIM Rock ETF Trust 247

PGIM S&P 500 Max Buffer ETF - May

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	April 30, 2025* through October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,180)	$(5,541)
Net realized gain (loss) on investment and in-kind redemptions transactions	168,172	—
Net change in unrealized appreciation (depreciation) on investments	(100,285)	100,055

Net increase (decrease) in net assets resulting from operations	61,707	94,514

Fund share transactions
Net proceeds from shares sold (100,000 and 100,001 shares, respectively)	2,661,897	2,500,925
Shares redeemed in-kind (100,000 and 0 shares, respectively)	(2,659,442)	—

Net increase (decrease) in net assets from Fund share transactions	2,455	2,500,925

Total increase (decrease)	64,162	2,595,439

Net Assets:
Beginning of period	2,595,439	—

End of period	$2,659,601	$2,595,439

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - May

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		April 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.95		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investment transactions	0.71		1.01
Total from investment operations	0.65		0.95
Net asset value, end of period	$26.60		$25.95
Total Return(c):	2.48%		3.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,660		$2,595
Average net assets (000)	$2,656		$2,525
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.44	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 249

PGIM S&P 500 Max Buffer ETF - June

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 113.9%

AFFILIATED MUTUAL FUND 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $32,374)(wb)	32,374	$32,374

OPTIONS PURCHASED*~ 112.9%
(cost $3,084,480)		3,606,968

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 113.9%
(cost $3,116,854)		3,639,342

OPTION WRITTEN*~ (13.9)%
(premiums received $122,375)		(442,953)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,994,479)		3,196,389
Liabilities in excess of other assets (0.0)%		(1,305)

NET ASSETS 100.0%		$3,195,084

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$11.79	51	5	$3,605,138
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39	51	5	1,830

Total Options Purchased (cost $3,084,480)						$3,606,968

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$634.77	51	5	$(442,953)

(premiums received $122,375)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$32,374	$—	$—
Options Purchased	—	3,606,968	—

Total	$32,374	$3,606,968	$—

Liabilities
Option Written	$—	$(442,953)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	112.9%
Affiliated Mutual Fund	1.0

113.9
Option Written	(13.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,606,968	Options written outstanding, at value	$442,953

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$140,813	$(43,923)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,084,479

See Notes to Financial Statements.

PGIM Rock ETF Trust 251

PGIM S&P 500 Max Buffer ETF - June

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 5,100

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - June

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $3,084,480)	$3,606,968
Affiliated investments (cost $32,374)	32,374

Total Assets	3,639,342

Liabilities

Options written outstanding, at value (premiums received $122,375)	442,953
Management fee payable	1,305

Total Liabilities	444,258

Net Assets	$3,195,084

Net assets were comprised of:
Common stock, at par	$120
Paid-in capital in excess of par	3,004,779
Total distributable earnings (loss)	190,185

Net assets, April 30, 2026	$3,195,084

Net asset value, offering price and redemption price per share, ($3,195,084 ÷ 120,001 shares of common stock issued and outstanding)	$26.63

See Notes to Financial Statements.

PGIM Rock ETF Trust 253

PGIM S&P 500 Max Buffer ETF - June

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$682

Expenses
Management fee	7,787

Net investment income (loss)	(7,105)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	140,813
Options written	(43,923)

Net gain (loss) on investment transactions	96,890

Net Increase (Decrease) In Net Assets Resulting From Operations	$89,785

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - June

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	May 30, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,105)	$(4,620)
Net change in unrealized appreciation (depreciation) on investments	96,890	105,020

Net increase (decrease) in net assets resulting from operations	89,785	100,400

Fund share transactions
Net proceeds from shares sold (0 and 120,001 shares, respectively)	—	3,004,899

Total increase (decrease)	89,785	3,105,299

Net Assets:

Beginning of period	3,105,299	—

End of period	$3,195,084	$3,105,299

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 255

PGIM S&P 500 Max Buffer ETF - June

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		May 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.88		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.81		0.92
Total from investment operations	0.75		0.88
Net asset value, end of period	$26.63		$25.88
Total Return(c):	2.89%		3.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,195		$3,105
Average net assets (000)	$3,141		$2,971
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.46	)%(e)	(0.37	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 109.7%

AFFILIATED MUTUAL FUND 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $71,223)(wb)	71,223	$71,223

OPTIONS PURCHASED*~ 107.2%
(cost $2,832,893)		3,110,106

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 109.7%
(cost $2,904,116)		3,181,329

OPTION WRITTEN*~ (9.7)%
(premiums received $135,125)		(279,468)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $2,768,991)		2,901,861
Liabilities in excess of other assets (0.0)%		(1,075)

NET ASSETS 100.0%		$2,900,786

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$12.36	44	4	$3,100,271
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85	44	4	9,835

Total Options Purchased (cost $2,832,893)						$3,110,106

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust (premiums received $135,125)	Call	06/30/26	$662.61	44	4	$(279,468)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 257

PGIM S&P 500 Max Buffer ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$71,223	$—	$—
Options Purchased	—	3,110,106	—

Total	$71,223	$3,110,106	$—

Liabilities
Option Written	$—	$(279,468)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	107.2%
Affiliated Mutual Fund	2.5

109.7
Option Written	(9.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,110,106	Options written outstanding, at value	$279,468

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$98,092	$(24,147)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$2,465,004

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 3,867

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 259

PGIM S&P 500 Max Buffer ETF - July

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $2,832,893)	$3,110,106
Affiliated investments (cost $71,223)	71,223

Total Assets	3,181,329

Liabilities
Options written outstanding, at value (premiums received $135,125)	279,468
Management fee payable	1,075

Total Liabilities	280,543

Net Assets	$2,900,786

Net assets were comprised of:
Common stock, at par	$110
Paid-in capital in excess of par	2,775,165
Total distributable earnings (loss)	125,511

Net assets, April 30, 2026	$2,900,786

Net asset value, offering price and redemption price per share, ($2,900,786 ÷ 110,001 shares of common stock issued and outstanding)	$26.37

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,166

Expenses
Management fee	5,885

Net investment income (loss)	(4,719)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	98,092
Options written	(24,147)

Net gain (loss) on investment transactions	73,945

Net Increase (Decrease) In Net Assets Resulting From Operations	$69,226

See Notes to Financial Statements.

PGIM Rock ETF Trust 261

PGIM S&P 500 Max Buffer ETF - July

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	June 30, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,719)	$(2,640)
Net change in unrealized appreciation (depreciation) on investments	73,945	58,925

Net increase (decrease) in net assets resulting from operations	69,226	56,285

Fund share transactions
Net proceeds from shares sold (20,000 and 90,001 shares, respectively)	525,063	2,250,212

Total increase (decrease)	594,289	2,306,497

Net Assets:
Beginning of period	2,306,497	—

End of period	$2,900,786	$2,306,497

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - July

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		June 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.63		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investment transactions	0.79		0.66
Total from investment operations	0.74		0.63
Net asset value, end of period	$26.37		$25.63
Total Return(c):	2.90%		2.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,901		$2,306
Average net assets (000)	$2,374		$2,264
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.40	)%(e)	(0.35	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 263

PGIM S&P 500 Max Buffer ETF - August

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 107.9%

AFFILIATED MUTUAL FUND 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $67,687)(wb)	67,687	$67,687

OPTIONS PURCHASED*~ 106.1% (cost $3,549,189)		3,903,291

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 107.9% (cost $3,616,876)		3,970,978

OPTION WRITTEN*~ (7.9)% (premiums received $124,254)		(289,276)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,492,622)		3,681,702
Liabilities in excess of other assets (0.0)%		(1,498)

NET ASSETS 100.0%		$3,680,204

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$12.64	55	6	$3,874,684
State Street SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08	55	6	28,607

Total Options Purchased (cost $3,549,189)						$3,903,291

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	07/31/26	$682.20	55	6	$(289,276)

(premiums received $124,254)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$67,687	$—	$—
Options Purchased	—	3,903,291	—

Total	$67,687	$3,903,291	$—

Liabilities
Option Written	$—	$(289,276)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	106.1%
Affiliated Mutual Fund	1.8

107.9
Option Written	(7.9)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,903,291	Options written outstanding, at value	$289,276

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$121,826	$(10,671)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$3,549,189

See Notes to Financial Statements.

PGIM Rock ETF Trust 265

PGIM S&P 500 Max Buffer ETF - August

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (2)	$ 5,500

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - August

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $3,549,189)	$3,903,291
Affiliated investments (cost $67,687)	67,687

Total Assets	3,970,978

Liabilities
Options written outstanding, at value (premiums received $124,254)	289,276
Management fee payable	1,498

Total Liabilities	290,774

Net Assets	$3,680,204

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,501,868
Total distributable earnings (loss)	178,196

Net assets, April 30, 2026	$3,680,204

Net asset value, offering price and redemption price per share, ($3,680,204 ÷ 140,001 shares of common stock issued and outstanding)	$26.29

See Notes to Financial Statements.

PGIM Rock ETF Trust 267

PGIM S&P 500 Max Buffer ETF - August

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$1,352

Expenses
Management fee	8,951

Net investment income (loss)	(7,599)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	121,826
Options written	(10,671)

Net gain (loss) on investment transactions	111,155

Net Increase (Decrease) In Net Assets Resulting From Operations	$103,556

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF - August

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	July 31, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,599)	$(3,285)
Net change in unrealized appreciation (depreciation) on investments	111,155	77,925

Net increase (decrease) in net assets resulting from operations	103,556	74,640

Fund share transactions
Net proceeds from shares sold (0 and 140,001 shares, respectively)	—	3,502,008

Total increase (decrease)	103,556	3,576,648

Net Assets:
Beginning of period	3,576,648	—

End of period	$3,680,204	$3,576,648

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 269

PGIM S&P 500 Max Buffer ETF - August

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		July 31, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.55		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.02)
Net realized and unrealized gain (loss) on investment transactions	0.79		0.57
Total from investment operations	0.74		0.55
Net asset value, end of period	$26.29		$25.55
Total Return(c):	2.90%		2.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,680		$3,577
Average net assets (000)	$3,610		$3,458
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.42	)%(e)	(0.38	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – September

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 106.2%

OPTIONS PURCHASED*~ (cost $4,164,592)		$4,419,689

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTION WRITTEN 106.2% (cost $4,164,592)		4,419,689

OPTION WRITTEN*~ (7.7)% (premiums received $225,739)		(317,382)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTION WRITTEN 98.5% (cost $3,938,853)		4,102,307

SHORT-TERM INVESTMENT 1.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $61,942)(wb)	61,942	61,942

TOTAL INVESTMENTS 100.0% (cost $4,000,795)		4,164,249
Liabilities in excess of other assets (0.0)%		(1,696)

NET ASSETS 100.0%		$4,162,553

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$ 12.90	62	6	$4,366,336
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05	62	6	53,353

Total Options Purchased (cost $4,164,592)						$4,419,689

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$690.53	62	6	$(317,382)

(premiums received $225,739)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 271

PGIM S&P 500 Max Buffer ETF – September

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$4,419,689	$—

Short-Term Investment
Affiliated Mutual Fund	61,942	—	—

Total	$61,942	$4,419,689	$—

Liabilities
Long-Term Investments
Option Written	$—	$(317,382)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	106.2%
Affiliated Mutual Fund	1.5

107.7
Option Written	(7.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,419,689	Options written outstanding, at value	$317,382

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$129,221	$(11,898)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,164,592

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – September

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 6,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 273

PGIM S&P 500 Max Buffer ETF – September

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $4,164,592)	$4,419,689
Affiliated investments (cost $61,942)	61,942

Total Assets	4,481,631

Liabilities

Options written outstanding, at value (premiums received $225,739)	317,382
Management fee payable	1,696

Total Liabilities	319,078

Net Assets	$4,162,553

Net assets were comprised of:
Common stock, at par	$160
Paid-in capital in excess of par	4,009,402
Total distributable earnings (loss)	152,991

Net assets, April 30, 2026	$4,162,553

Net asset value, offering price and redemption price per share, ($4,162,553 ÷ 160,001 shares of common stock issued and outstanding)	$26.02

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – September

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,258

Expenses
Management fee	10,141

Net investment income (loss)	(8,883)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	129,221
Options written	(11,898)

Net gain (loss) on investment transactions	117,323

Net Increase (Decrease) In Net Assets Resulting From Operations	$108,440

See Notes to Financial Statements.

PGIM Rock ETF Trust 275

PGIM S&P 500 Max Buffer ETF – September

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	August 29, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(8,883)	$(1,580)
Net change in unrealized appreciation (depreciation) on investments	117,323	46,131

Net increase (decrease) in net assets resulting from operations	108,440	44,551

Fund share transactions
Net proceeds from shares sold (0 and 160,001 shares, respectively)	—	4,009,562

Total increase (decrease)	108,440	4,054,113

Net Assets:

Beginning of period	4,054,113	—

End of period	$4,162,553	$4,054,113

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – September

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		August 29, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.34		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.74		0.35
Total from investment operations	0.68		0.34
Net asset value, end of period	$26.02		$25.34
Total Return(c):	2.68%		1.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,163		$4,054
Average net assets (000)	$4,090		$3,547
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.44	)%(e)	(0.26	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 277

PGIM S&P 500 Max Buffer ETF – October

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 105.8%

AFFILIATED MUTUAL FUND 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $90,987)(wb)	90,987	$90,987

OPTIONS PURCHASED*~ 103.3% (cost $3,572,095)		3,724,408

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.8% (cost $3,663,082)		3,815,395

OPTION WRITTEN*~ (5.8)% (premiums received $165,525)		(209,000)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,497,557)		3,606,395
Liabilities in excess of other assets (0.0)%		(1,468)

NET ASSETS 100.0%		$3,604,927

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$ 13.32	52	5	$3,650,967
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18	52	5	73,441

Total Options Purchased (cost $3,572,095)						$3,724,408

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$710.88	52	5	$(209,000)

(premiums received $165,525)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$90,987	$—	$—
Options Purchased	—	3,724,408	—

Total	$90,987	$3,724,408	$—

Liabilities
Option Written	$—	$(209,000)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.3%
Affiliated Mutual Fund	2.5

105.8
Option Written	(5.8)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$3,724,408	Options written outstanding, at value	$209,000

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

For the six months ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$99,399	$(2,878)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$3,572,095

See Notes to Financial Statements.

PGIM Rock ETF Trust 279

PGIM S&P 500 Max Buffer ETF – October

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$5,200

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – October

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value:
Unaffiliated investments (cost $3,572,095)	$3,724,408
Affiliated investments (cost $90,987)	90,987

Total Assets	3,815,395

Liabilities

Options written outstanding, at value (premiums received $165,525)	209,000
Management fee payable	1,468

Total Liabilities	210,468

Net Assets	$3,604,927

Net assets were comprised of:
Common stock, at par	$140
Paid-in capital in excess of par	3,503,683
Total distributable earnings (loss)	101,104

Net assets, April 30, 2026	$3,604,927

Net asset value, offering price and redemption price per share, ($3,604,927 ÷ 140,001 shares of common stock issued and outstanding)	$25.75

See Notes to Financial Statements.

PGIM Rock ETF Trust 281

PGIM S&P 500 Max Buffer ETF – October

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Affiliated dividend income	$1,784

Expenses
Management fee	8,789

Net investment income (loss)	(7,005)

Realized And Unrealized Gain (Loss) On Investments

Net change in unrealized appreciation (depreciation) on:
Investments	99,399
Options written	(2,878)

Net gain (loss) on investment transactions	96,521

Net Increase (Decrease) In Net Assets Resulting From Operations	$89,516

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – October

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	September 30, 2025* through October 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(7,005)	$(729)
Net change in unrealized appreciation (depreciation) on investments	96,521	12,317

Net increase (decrease) in net assets resulting from operations	89,516	11,588

Fund share transactions

Net proceeds from shares sold (0 and 140,001 shares, respectively)	—	3,503,823

Total increase (decrease)	89,516	3,515,411

Net Assets:
Beginning of period	3,515,411	—

End of period	$3,604,927	$3,515,411

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 283

PGIM S&P 500 Max Buffer ETF – October

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		September 30, 2025(a) through October 31, 2025
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.11		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investment transactions	0.69		0.12
Total from investment operations	0.64		0.11
Net asset value, end of period	$25.75		$25.11
Total Return(c):	2.55%		0.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,605		$3,515
Average net assets (000)	$3,544		$2,763
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)	0.50	%(e)
Net investment income (loss)	(0.40	)%(e)	(0.31	)%(e)
Portfolio turnover rate(f)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – November

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

SHORT-TERM INVESTMENTS 104.7%

AFFILIATED MUTUAL FUND 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
(cost $83,577)(wb)	83,577	$83,577

OPTIONS PURCHASED*~ 103.1%
(cost $5,399,495)		5,555,134

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.7%
(cost $5,483,072)		5,638,711

OPTION WRITTEN*~ (4.7)%
(premiums received $229,791)		(250,363)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0%
(cost $5,253,281)		5,388,348
Liabilities in excess of other assets (0.0)%		(2,302)

NET ASSETS 100.0%		$5,386,046

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$13.64	77	8	$5,404,294
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06	77	8	150,840

Total Options Purchased (cost $5,399,495)						$5,555,134

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$730.69	77	8	$(250,363)

(premiums received $229,791)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Rock ETF Trust 285

PGIM S&P 500 Max Buffer ETF – November

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Affiliated Mutual Fund	$83,577	$—	$—
Options Purchased	—	5,555,134	—

Total	$83,577	$5,555,134	$—

Liabilities
Option Written	$—	$(250,363)	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.1%
Affiliated Mutual Fund	1.6

104.7
Option Written	(4.7)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$5,555,134	Options written outstanding, at value	$250,363

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written(2)
Equity contracts	$17,189	$7,302

(1)	Included in net realized gain (loss) on investment transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.
(2)	Included in net realized gain (loss) on Options written transactions and net realized gain (loss) on in-kind redemptions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written
Equity contracts	$155,758	$(20,513)

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – November

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$4,439,001
Options Written (2)	6,333

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Rock ETF Trust 287

PGIM S&P 500 Max Buffer ETF – November

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $5,399,495)	$5,555,134
Affiliated investments (cost $83,577)	83,577

Total Assets	5,638,711

Liabilities
Options written outstanding, at value (premiums received $229,791)	250,363
Management fee payable	2,302

Total Liabilities	252,665

Net Assets	$5,386,046

Net assets were comprised of:
Common stock, at par	$210
Paid-in capital in excess of par	5,237,385
Total distributable earnings (loss)	148,451

Net assets, April 30, 2026	$5,386,046

Net asset value, offering price and redemption price per share,
($5,386,046 ÷ 210,001 shares of common stock issued and outstanding)	$25.65

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – November

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$2,610

Expenses
Management fee	13,716

Net investment income (loss)	(11,106)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on in-kind redemptions	24,491

Net change in unrealized appreciation (depreciation) on:
Investments	155,758
Options written	(20,513)

135,245

Net gain (loss) on investment transactions	159,736

Net Increase (Decrease) In Net Assets Resulting From Operations	$148,630

See Notes to Financial Statements.

PGIM Rock ETF Trust 289

PGIM S&P 500 Max Buffer ETF – November

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	As of October 31, 2025*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(11,106)	$199
Net realized gain (loss) on in-kind redemptions	24,491	—
Net change in unrealized appreciation (depreciation) on investments	135,245	(178)

Net increase (decrease) in net assets resulting from operations	148,630	21

Dividends and Distributions
Distributions from distributable earnings	(200)	—

Fund share transactions
Net proceeds from shares sold (150,000 and 80,001 shares, respectively)	3,747,626	2,000,025
Shares redeemed in-kind (20,000 and 0 shares, respectively)	(510,056)	—

Net increase (decrease) in net assets from Fund share transactions	3,237,570	2,000,025

Total increase (decrease)	3,386,000	2,000,046

Net Assets:
Beginning of period	2,000,046	—

End of period	$5,386,046	$2,000,046

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – November

Financial Highlights (unaudited)

	Six Months Ended April 30, 2026		As of October 31, 2025(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00		$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		-	(c)
Net realized and unrealized gain (loss) on investment transactions	0.70		-	(c)
Total from investment operations	0.65		-
Less Dividends and Distributions:
Dividends from net investment income	(-	)(c)	-
Net asset value, end of period	$25.65		$25.00
Total Return(d):	2.59%		0.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,386		$2,000
Average net assets (000)	$5,531		$2,000
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Expenses before waivers and/or expense reimbursement	0.50	%(f)	0.50	%(f)
Net investment income (loss)	(0.40	)%(f)	3.62	%(f)
Portfolio turnover rate(g)	0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Rock ETF Trust 291

PGIM S&P 500 Max Buffer ETF – December

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 103.3%

OPTIONS PURCHASED*~ (cost $7,176,659)		$7,387,292

TOTAL LONG-TERM INVESTMENTS, BEFORE OPTION WRITTEN 103.3% (cost $7,176,659)		7,387,292

OPTION WRITTEN*~ (5.3)% (premiums received $326,890)		(377,944)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTION WRITTEN 98.0% (cost $6,849,769)		7,009,348

SHORT-TERM INVESTMENT 2.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $146,206)(wb)	146,206	146,206

TOTAL INVESTMENTS 100.0% (cost $6,995,975)		7,155,554
Liabilities in excess of other assets (0.0)%		(2,913)

NET ASSETS 100.0%		$7,152,641

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$13.67	102	10	$7,160,919
State Street SPDR S&P 500 ETF Trust	Put	11/30/26	$683.39	102	10	226,373

Total Options Purchased (cost $7,176,659)						$7,387,292

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

State Street SPDR S&P 500 ETF Trust	Call	11/30/26	$731.09	102	10	$(377,944)

(premiums received $326,890)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – December

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Options Purchased	$—	$7,387,292	$—

Short-Term Investment
Affiliated Mutual Fund	146,206	—	—

Total	$146,206	$7,387,292	$—

Liabilities
Long-Term Investments
Option Written	$—	$(377,944)	$—

Industry Allocation:

The industry allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Options Purchased	103.3%
Affiliated Mutual Fund	2.0

105.3
Option Written	(5.3)
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unaffiliated investments	$7,387,292	Options written outstanding, at value	$377,944

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2026 are as follows:

For the period ended April 30, 2026, the Fund did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written
Equity contracts	$210,633	$(51,054)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$7,176,659

See Notes to Financial Statements.

PGIM Rock ETF Trust 293

PGIM S&P 500 Max Buffer ETF – December

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (2)	$ 10,200

*	Average volume is based on average quarter end balances for the period ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – December

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value:
Unaffiliated investments (cost $7,176,659)	$7,387,292
Affiliated investments (cost $146,206)	146,206

Total Assets	7,533,498

Liabilities
Options written outstanding, at value (premiums received $326,890)	377,944
Management fee payable	2,913

Total Liabilities	380,857

Net Assets	$7,152,641

Net assets were comprised of:
Common stock, at par	$280
Paid-in capital in excess of par	7,004,141
Total distributable earnings (loss)	148,220

Net assets, April 30, 2026	$7,152,641

Net asset value, offering price and redemption price per share,
($7,152,641 ÷ 280,001 shares of common stock issued and outstanding)	$25.55

See Notes to Financial Statements.

PGIM Rock ETF Trust 295

PGIM S&P 500 Max Buffer ETF – December

Statement of Operations (unaudited)

For the Period November 28, 2025* through April 30, 2026

Net Investment Income (Loss)
Affiliated dividend income	$2,884

Expenses
Management fee	14,243

Net investment income (loss)	(11,359)

Realized And Unrealized Gain (Loss) On Investments
Net change in unrealized appreciation (depreciation) on:
Investments	210,633
Options written	(51,054)

Net gain (loss) on investment transactions	159,579

Net Increase (Decrease) In Net Assets Resulting From Operations	$148,220

*	Commencement of operations.

See Notes to Financial Statements.

PGIM S&P 500 Max Buffer ETF – December

Statement of Changes in Net Assets (unaudited)

November 28, 2025* through April 30, 2026

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(11,359)
Net change in unrealized appreciation (depreciation) on investments	159,579

Net increase (decrease) in net assets resulting from operations	148,220

Fund share transactions
Net proceeds from shares sold (280,001 shares)	7,004,421

Total increase (decrease)	7,152,641

Net Assets:

Beginning of period	—

End of period	$7,152,641

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Rock ETF Trust 297

PGIM S&P 500 Max Buffer ETF – December

Financial Highlights (unaudited)

	November 28, 2025(a) through April 30, 2026
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	0.59
Total from investment operations	0.55
Net asset value, end of period	$25.55
Total Return(c):	2.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,153
Average net assets (000)	$6,796
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)
Expenses before waivers and/or expense reimbursement	0.50	%(e)
Net investment income (loss)	(0.40	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

PGIM Rock ETF Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the series of the RIC listed below (each a “Fund” and collectively the “Funds”). Each Fund operates as an exchange-traded fund.

PGIM S&P 500 Buffer 12 ETF - January	PGIM S&P 500 Buffer 20 ETF - January
PGIM S&P 500 Buffer 12 ETF - February	PGIM S&P 500 Buffer 20 ETF - February
PGIM S&P 500 Buffer 12 ETF - March	PGIM S&P 500 Buffer 20 ETF - March
PGIM S&P 500 Buffer 12 ETF - April	PGIM S&P 500 Buffer 20 ETF - April
PGIM S&P 500 Buffer 12 ETF - May	PGIM S&P 500 Buffer 20 ETF - May
PGIM S&P 500 Buffer 12 ETF - June	PGIM S&P 500 Buffer 20 ETF - June
PGIM S&P 500 Buffer 12 ETF - July	PGIM S&P 500 Buffer 20 ETF - July
PGIM S&P 500 Buffer 12 ETF - August	PGIM S&P 500 Buffer 20 ETF - August
PGIM S&P 500 Buffer 12 ETF - September	PGIM S&P 500 Buffer 20 ETF - September
PGIM S&P 500 Buffer 12 ETF - October	PGIM S&P 500 Buffer 20 ETF - October
PGIM S&P 500 Buffer 12 ETF - November	PGIM S&P 500 Buffer 20 ETF - November
PGIM S&P 500 Buffer 12 ETF - December	PGIM S&P 500 Buffer 20 ETF - December
(collectively, the “S&P 500 Buffer 12 ETFs”)	(collectively, the “S&P 500 Buffer 20 ETFs”)

(the S&P 500 Buffer 12 ETFs and S&P 500 Buffer 20 ETFs are collectively referred to as the “S&P 500 Buffer ETFs”)

The investment objective of each S&P 500 Buffer ETF is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust (“SPY”) up to a predetermined upside cap while providing a downside buffer against the first 12% or 20%, as applicable (before fees and expenses) of SPY’s losses over the one-year Target Outcome Period. Each S&P 500 Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of SPY. The returns sought by each S&P 500 Buffer ETF, which include limited downside protection (a “limited buffer”) against the first 12% or 20%, as applicable, (before fees and expenses) of SPY losses and an upside limit on share price return of SPY (a “cap”) (before fees and expenses), are based on the price return of SPY over an approximate one-year period (the “Target Outcome Period”).

PGIM Laddered S&P 500 Buffer 12 ETF	PGIM Laddered S&P 500 Buffer 20 ETF
(collectively, the “Laddered S&P 500 Buffer ETFs”)

The investment objective of each Laddered S&P 500 Buffer ETF is to seek to provide investors with capital appreciation. The PGIM Laddered S&P 500 Buffer 12 ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of the twelve S&P 500 Buffer 12 ETFs. The PGIM Laddered S&P 500 Buffer 20 ETF seeks to achieve its investment objective by providing investors with U.S. large-cap equity market exposure through a “laddered portfolio” of the twelve S&P 500 Buffer 20 ETFs.

PGIM Nasdaq-100 Buffer 12 ETF - January	PGIM Nasdaq-100 Buffer 12 ETF - July
PGIM Nasdaq-100 Buffer 12 ETF - April	PGIM Nasdaq-100 Buffer 12 ETF - October
(collectively, the “Nasdaq-100 Buffer ETFs”)

The investment objective of each Nasdaq-100 Buffer ETF is to provide investors with returns that match the price return of the Invesco QQQ Trust, Series 1 (“QQQ”) up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of QQQ losses over the one-year Target Outcome Period. Each Nasdaq-100 Buffer ETF seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of QQQ. The returns sought by each Nasdaq-100 Buffer ETF, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of QQQ losses and an upside limit on share price return of QQQ (a “cap”) (before fees and expenses), are based on the price return of QQQ over an approximate one-year period (the “Target Outcome Period”).

PGIM Laddered Nasdaq-100 Buffer 12 ETF
(“Laddered Nasdaq ETF”)

The investment objective of the Laddered Nasdaq ETF is to provide investors with capital appreciation. The fund seeks to achieve its investment by providing investors with exposure to the stocks included in the Nasdaq-100 Index while attempting to limit downside risk by investing in a “laddered portfolio” of the four Nasdaq-100 Buffer 12 ETFs.

PGIM Rock ETF Trust 299

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Max Buffer ETF - January	PGIM S&P 500 Max Buffer ETF - July
PGIM S&P 500 Max Buffer ETF - February	PGIM S&P 500 Max Buffer ETF - August
PGIM S&P 500 Max Buffer ETF - March	PGIM S&P 500 Max Buffer ETF – September
PGIM S&P 500 Max Buffer ETF - April	PGIM S&P 500 Max Buffer ETF – October
PGIM S&P 500 Max Buffer ETF - May	PGIM S&P 500 Max Buffer ETF – November
PGIM S&P 500 Max Buffer ETF - June	PGIM S&P 500 Max Buffer ETF – December
(collectively, the “S&P 500 Max Buffer ETFs”)

The investment objective of each S&P 500 Max Buffer ETF is to provide investors with returns that match the price return of SPY up to a predetermined upside cap while seeking to maximize the downside protection against SPY’s losses over the one-year Target Outcome Period. Each S&P 500 Max Buffer ETF seeks to provide downside protection against approximately 100% (before fees and expenses) of SPY losses (the “approximate buffer”). At the same time each S&P 500 Max Buffer ETF allows shareholders the potential to experience gains up to a predetermined upside cap on share price return of SPY (a “cap”) (before fees and expenses), in each case based on the price return of SPY (a “target outcome”) over an approximate one-year period (the “Target Outcome Period”).

Each Fund is a non-diversified fund for purposes of the 1940 Act, except for each Laddered S&P 500 Buffer ETF and PGIM Laddered Nasdaq-100 Buffer 12 ETF, which are diversified funds for purposes of the 1940 Act.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments (other than Flexible Exchange Options “FLEX Options”), if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. FLEX Options are valued at an evaluated price provided by an independent pricing agent. Such price is model-based with consideration for trade activity provided by the exchange. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: Certain Funds invest substantially all of their assets in customized equity or index option contracts known as FLexible

EXchange® Options (“FLEX Options”) on the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement.

For each Target Outcome Period, the Funds invest in a combination of purchased and written (sold) FLEX Options that reference the Underlying ETF. Because a portion of the value of the Funds is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between the Funds’ net asset value (“NAV”) and the price of the Underlying ETF. The Funds utilize European style option contracts, which are exercisable only on the expiration date of the option contract.

The Funds intend to structure the FLEX Options so that any amount owed by the Funds on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Funds will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an Outcome Period, the Fund will invest in a new set of FLEX Options and another Outcome Period will commence.

When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

To the extent that the Funds write, or sell, an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. As a result, the Funds bear the market risk of an unfavorable change in the price of the asset underlying the written option. Exchange-traded options contracts present minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

PGIM Rock ETF Trust 301

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Pursuant to management agreements with the RIC on behalf of the Funds (the Management Agreements), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the Management Agreement relating to each Fund, there is a unitary fee structure for each Fund whereby PGIM Investments is responsible for substantially all expenses of each Fund, excluding payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage fees, costs of holding shareholder meetings, litigation, indemnification and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets with the exception of the Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF. The Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF do not pay the Manager a unitary fee. For the reporting period ended April 30, 2026, the unitary fee rates for each of the Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF were 0.00% of each Fund’s average daily net assets.

The Manager has entered into subadvisory agreements (Subadvisory Agreements) with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the RIC and the Distributor. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM S&P 500 Buffer 12 ETF - January	$—	$—
PGIM S&P 500 Buffer 20 ETF - January	—	—
PGIM S&P 500 Buffer 12 ETF - February	—	—
PGIM S&P 500 Buffer 20 ETF - February	—	—
PGIM S&P 500 Buffer 12 ETF - March	—	—
PGIM S&P 500 Buffer 20 ETF - March	—	—
PGIM S&P 500 Buffer 12 ETF - April	—	—
PGIM S&P 500 Buffer 20 ETF - April	—	—
PGIM S&P 500 Buffer 12 ETF - May	—	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	—	—
PGIM S&P 500 Buffer 20 ETF - June	—	—
PGIM S&P 500 Buffer 12 ETF - July	—	—
PGIM S&P 500 Buffer 20 ETF - July	—	—
PGIM S&P 500 Buffer 12 ETF - August	—	—
PGIM S&P 500 Buffer 20 ETF - August	—	—
PGIM S&P 500 Buffer 12 ETF - September	—	—
PGIM S&P 500 Buffer 20 ETF - September	—	—
PGIM S&P 500 Buffer 12 ETF - October	—	—
PGIM S&P 500 Buffer 20 ETF - October	—	—
PGIM S&P 500 Buffer 12 ETF - November	—	—
PGIM S&P 500 Buffer 20 ETF - November	—	—
PGIM S&P 500 Buffer 12 ETF - December	11,011,524	—
PGIM S&P 500 Buffer 20 ETF - December	21,667,837	—
PGIM Laddered S&P 500 Buffer 12 ETF	78,697,616	—
PGIM Laddered S&P 500 Buffer 20 ETF	62,251,522	—
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	44,518,671	—
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—
PGIM S&P 500 Max Buffer ETF – December	2,041,197	—

In-kind transactions resulting from in-kind creations and redemptions during the reporting period ended April 30, 2026, were as follows:

Fund	Creations In-Kind	Redemptions In-Kind
PGIM S&P 500 Buffer 12 ETF - January	$—	$28,202,213
PGIM S&P 500 Buffer 20 ETF - January	—	27,793,182

PGIM Rock ETF Trust 303

Notes to Financial Statements (unaudited) (continued)

Fund	Creations In-Kind	Redemptions In-Kind
PGIM S&P 500 Buffer 12 ETF - February	$—	$14,224,915
PGIM S&P 500 Buffer 20 ETF - February	—	17,404,464
PGIM S&P 500 Buffer 12 ETF - March	—	16,583,265
PGIM S&P 500 Buffer 20 ETF - March	—	16,616,486
PGIM S&P 500 Buffer 12 ETF - April	—	17,026,673
PGIM S&P 500 Buffer 20 ETF - April	—	21,345,641
PGIM S&P 500 Buffer 12 ETF - May	—	17,031,450
PGIM S&P 500 Buffer 20 ETF - May	—	17,970,731
PGIM S&P 500 Buffer 12 ETF - June	—	5,836,638
PGIM S&P 500 Buffer 20 ETF - June	—	—
PGIM S&P 500 Buffer 12 ETF - July	—	972,503
PGIM S&P 500 Buffer 20 ETF - July	—	4,882,226
PGIM S&P 500 Buffer 12 ETF - August	—	—
PGIM S&P 500 Buffer 20 ETF - August	—	—
PGIM S&P 500 Buffer 12 ETF - September	—	—
PGIM S&P 500 Buffer 20 ETF - September	—	12,846,370
PGIM S&P 500 Buffer 12 ETF - October	—	—
PGIM S&P 500 Buffer 20 ETF - October	—	6,101,434
PGIM S&P 500 Buffer 12 ETF - November	—	—
PGIM S&P 500 Buffer 20 ETF - November	—	—
PGIM S&P 500 Buffer 12 ETF - December	—	10,238,308
PGIM S&P 500 Buffer 20 ETF - December	—	25,220,470
PGIM Laddered S&P 500 Buffer 12 ETF	—	296,681
PGIM Laddered S&P 500 Buffer 20 ETF	—	590,673
PGIM Nasdaq-100 Buffer 12 ETF - January	—	12,929,868
PGIM Nasdaq-100 Buffer 12 ETF - April	—	15,586,897
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	—	2,495,960
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	1,727,688
PGIM S&P 500 Max Buffer ETF - January	—	2,365,131
PGIM S&P 500 Max Buffer ETF - February	—	3,987,350
PGIM S&P 500 Max Buffer ETF - March	—	2,646,510
PGIM S&P 500 Max Buffer ETF - April	—	2,614,073
PGIM S&P 500 Max Buffer ETF - May	—	2,642,723
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	547,868
PGIM S&P 500 Max Buffer ETF – December	—	—

The in-kind transactions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions, inclusive of any cash component.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

PGIM S&P 500 Buffer 12 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$76,310	$823,247	$528,288	$—	$—	$371,269	371,269	$5,077	$—

PGIM S&P 500 Buffer 20 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$154,568	$777,662	$521,640	$—	$—	$410,590	410,590	$6,735	$—

PGIM S&P 500 Buffer 12 ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$77,526	$434,159	$336,327	$—	$—	$175,358	175,358	$2,193	$—

PGIM S&P 500 Buffer 20 ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$104,453	$519,486	$311,322	$—	$—	$312,617	312,617	$3,414	$—

PGIM S&P 500 Buffer 12 ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$103,919	$501,058	$407,022	$—	$—	$197,955	197,955	$1,974	$—

PGIM S&P 500 Buffer 20 ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$138,987	$498,292	$305,870	$—	$—	$331,409	331,409	$3,136	$—

PGIM Rock ETF Trust 305

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Buffer 12 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$62,385	$539,486	$380,398	$—	$—	$221,473	221,473	$2,204	$—

PGIM S&P 500 Buffer 20 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$176,712	$347,245	$286,219	$—	$—	$237,738	237,738	$2,531	$—

PGIM S&P 500 Buffer 12 ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$103,621	$101,030	$95,022	$—	$—	$109,629	109,629	$1,625	$—

PGIM S&P 500 Buffer 20 ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$105,011	$214,671	$214,724	$—	$—	$104,958	104,958	$2,427	$—

PGIM S&P 500 Buffer 12 ETF - June

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$97,388	$576,722	$558,646	$—	$—	$115,464	115,464	$2,767	$—

PGIM S&P 500 Buffer 20 ETF - June

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$146,568	$110,608	$134,290	$—	$—	$122,886	122,886	$2,625	$—

PGIM S&P 500 Buffer 12 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$158,104	$247,902	$268,696	$—	$—	$137,310	137,310	$2,416	$—

PGIM S&P 500 Buffer 20 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$235,879	$508,715	$572,123	$—	$—	$172,471	172,471	$5,044	$—

PGIM S&P 500 Buffer 12 ETF - August

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$105,955	$277,255	$238,940	$—	$—	$144,270	144,270	$2,163	$—

PGIM S&P 500 Buffer 20 ETF - August

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$150,273	$133,547	$128,316	$—	$—	$155,504	155,504	$2,857	$—

PGIM S&P 500 Buffer 12 ETF - September

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$149,184	$186,311	$231,843	$—	$—	$103,652	103,652	$2,502	$—

PGIM S&P 500 Buffer 20 ETF - September

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$357,191	$329,568	$507,328	$—	$—	$179,431	179,431	$4,244	$—

PGIM Rock ETF Trust 307

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Buffer 12 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$161,722	$269,785	$262,951	$—	$—	$168,556	168,556	$3,517	$—

PGIM S&P 500 Buffer 20 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$228,294	$1,002,649	$984,509	$—	$—	$246,434	246,434	$4,982	$—

PGIM S&P 500 Buffer 12 ETF - November

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$21,459	$483,741	$357,290	$—	$—	$147,910	147,910	$2,802	$—

PGIM S&P 500 Buffer 20 ETF - November

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$93,179	$425,107	$287,636	$—	$—	$230,650	230,650	$3,916	$—

PGIM S&P 500 Buffer 12 ETF - December

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$59,152	$468,910	$337,698	$—	$—	$190,364	190,364	$2,959	$—

PGIM S&P 500 Buffer 20 ETF - December

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$124,767	$738,528	$613,675	$—	$—	$249,620	249,620	$4,751	$—

PGIM Laddered S&P 500 Buffer 12 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 12 ETF - January*
$ 6,591,716	$ 6,558,073	$ 24,730	$ 625,945	$ 4,286	$ 13,755,290	405,273	$ —	$—

PGIM S&P 500 Buffer 12 ETF - February*
6,590,895	6,530,971	24,743	656,809	4,389	13,758,321	413,748	—	—

PGIM S&P 500 Buffer 12 ETF - March*
6,590,232	6,460,728	24,715	720,838	4,377	13,751,460	408,969	—	—

PGIM S&P 500 Buffer 12 ETF - April*
6,590,680	6,204,655	24,830	963,906	4,428	13,738,839	430,051	—	—

PGIM S&P 500 Buffer 12 ETF - May*
6,589,609	6,684,524	24,712	403,370	4,287	13,657,078	430,551	—	—

PGIM S&P 500 Buffer 12 ETF - June*
6,588,699	6,617,316	24,695	499,283	4,381	13,684,984	433,412	—	—

PGIM S&P 500 Buffer 12 ETF - July*
6,589,592	6,599,134	24,684	548,454	4,525	13,717,021	428,984	—	—

PGIM S&P 500 Buffer 12 ETF - August*
6,589,685	6,616,119	24,723	540,980	4,633	13,726,694	425,502	—	—

PGIM S&P 500 Buffer 12 ETF - September*
6,590,312	6,620,797	24,698	543,070	4,410	13,733,891	432,618	—	—

PGIM S&P 500 Buffer 12 ETF - October*
6,594,433	6,622,360	24,709	549,645	4,225	13,745,954	436,428	—	—

PGIM S&P 500 Buffer 12 ETF - November*
6,596,105	6,638,306	24,735	571,767	3,923	13,785,366	435,408	—	—

PGIM S&P 500 Buffer 12 ETF - December*

6,593,699	6,544,633	24,708	646,571	4,493	13,764,688	434,416	—	—
$79,095,657	$78,697,616	$296,682	$7,270,638	$52,357	$164,819,586		$ —	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
$ 226,952	$ 38,419,968	$37,393,880	$ —	$ —	$ 1,253,040	1,253,040	$13,154	$—
$79,322,609	$117,117,584	$37,690,562	$7,270,638	$52,357	$166,072,626		$13,154	$—

PGIM Laddered S&P 500 Buffer 20 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM S&P 500 Buffer 20 ETF - January*
$ 5,826,214	$5,183,472	$49,220	$390,239	$6,863	$11,357,568	357,757	$—	$—

PGIM S&P 500 Buffer 20 ETF - February*
5,823,077	5,166,033	49,214	414,162	6,772	11,360,830	362,097	—	—

PGIM S&P 500 Buffer 20 ETF - March*
5,821,835	5,137,854	49,184	441,393	7,638	11,359,536	359,734	—	—

PGIM S&P 500 Buffer 20 ETF - April*
5,825,268	4,992,926	49,246	579,831	6,986	11,355,765	371,402	—	—

PGIM S&P 500 Buffer 20 ETF - May
5,824,113	5,316,582	49,232	260,372	7,191	11,359,026	370,544	5,219	—

PGIM Rock ETF Trust 309

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

PGIM S&P 500 Buffer 20 ETF - June*
$ 5,818,930	$5,239,113	$49,250	$335,948	$7,973	$11,352,714	369,254	$—	$—

PGIM S&P 500 Buffer 20 ETF - July*
5,818,209	5,222,509	49,248	371,930	7,966	11,371,366	368,363	—	—

PGIM S&P 500 Buffer 20 ETF - August*
5,815,762	5,217,016	49,243	367,093	7,812	11,358,440	368,116	—	—

PGIM S&P 500 Buffer 20 ETF - September*
5,823,058	5,221,523	49,264	353,418	7,119	11,355,854	374,657	—	—

PGIM S&P 500 Buffer 20 ETF - October*
5,813,580	5,216,269	49,152	368,527	6,633	11,355,857	377,861	—	—

PGIM S&P 500 Buffer 20 ETF - November*
5,835,772	5,173,689	49,218	390,802	6,968	11,358,013	374,433	—	—

PGIM S&P 500 Buffer 20 ETF - December*
5,827,566	5,164,536	49,202	409,503	6,988	11,359,391	374,138	—	—
$69,873,384	$62,251,522	$590,673	$4,683,218	$86,909	$136,304,360		$5,219	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
$ 435,058	$25,273,931	$25,403,498	$—	$—	$305,491	305,491	$10,431	$—
$70,308,442	$87,525,453	$25,994,171	$4,683,218	$86,909	$136,609,851		$15,650	$—

PGIM Nasdaq-100 Buffer 12 ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$75,961	$383,403	$259,054	$—	$—	$200,310	200,310	$3,019	$—

PGIM Nasdaq-100 Buffer 12 ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$55,454	$378,082	$215,700	$—	$—	$217,836	217,836	$1,970	$—

PGIM Nasdaq-100 Buffer 12 ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$31,157	$148,586	$88,721	$—	$—	$91,022	91,022	$1,734	$—

PGIM Nasdaq-100 Buffer 12 ETF - October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$82,473	$285,326	$218,340	$—	$—	$149,459	149,459	$2,285	$—

 PGIM Laddered Nasdaq-100 Buffer 12 ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM Nasdaq-100 Buffer 12 ETF - January
$ 3,771,119	$11,173,842	$ 432,659	$ 779,042	$ 71,815	$15,363,159	501,039	$ 414	$—

PGIM Nasdaq-100 Buffer 12 ETF - April
3,757,145	10,833,098	431,787	1,145,327	56,497	15,360,280	491,669	1,363	—

PGIM Nasdaq-100 Buffer 12 ETF - July
3,772,494	11,279,713	431,739	679,055	67,181	15,366,704	503,516	466	—

PGIM Nasdaq-100 Buffer 12 ETF - October
3,783,313	11,232,017	431,503	736,581	54,168	15,374,576	509,458	351	—
$15,084,071	$44,518,670	$ 1,727,688	$3,340,005	$249,661	$61,464,719		$2,594	$—

Short-Term Investments - Affiliated Mutual Fund(wa):

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)
$ 15,495	$24,673,826	$24,370,368	$ —	$ —	$ 318,953	318,953	$6,648	$—
$15,099,566	$69,192,496	$26,098,056	$3,340,005	$249,661	$61,783,672		$9,242	$—

 PGIM S&P 500 Max Buffer ETF - January

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$37,679	$65,432	$46,733	$—	$—	$56,378	56,378	$985	$—

 PGIM S&P 500 Max Buffer ETF - February

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$33,559	$139,588	$77,076	$—	$—	$96,071	96,071	$1,261	$—

 PGIM S&P 500 Max Buffer ETF - March

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$22,369	$92,937	$35,371	$—	$—	$79,935	79,935	$735	$—

PGIM Rock ETF Trust 311

Notes to Financial Statements (unaudited) (continued)

PGIM S&P 500 Max Buffer ETF - April

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$57,231	$120,476	$88,697	$—	$—	$89,010	89,010	$1,116	$—

PGIM S&P 500 Max Buffer ETF - May

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$23,933	$17,182	$23,241	$—	$—	$17,874	17,874	$405	$—

PGIM S&P 500 Max Buffer ETF - June

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$39,346	$827	$7,799	$—	$—	$32,374	32,374	$682	$—

PGIM S&P 500 Max Buffer ETF - July

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$62,820	$14,190	$5,787	$—	$—	$71,223	71,223	$1,166	$—

PGIM S&P 500 Max Buffer ETF - August

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$75,031	$1,625	$8,969	$—	$—	$67,687	67,687	$1,352	$—

PGIM S&P 500 Max Buffer ETF – September

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$70,575	$1,516	$10,149	$—	$—	$61,942	61,942	$1,258	$—

PGIM S&P 500 Max Buffer ETF – October

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$97,484	$1,997	$8,494	$—	$—	$90,987	90,987	$1,784	$—

PGIM S&P 500 Max Buffer ETF – November

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$2,000,025	$163,892	$2,080,340	$—	$—	$83,577	83,577	$2,610	$—

PGIM S&P 500 Max Buffer ETF – December

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$—	$2,147,381	$2,001,175	$—	$—	$146,206	146,206	$2,884	$—

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Buffer 12 ETF - January	$40,648,486	$2,469,155	$(1,049,253)	$1,419,902
PGIM S&P 500 Buffer 20 ETF - January	55,558,352	3,225,841	(1,654,354)	1,571,487
PGIM S&P 500 Buffer 12 ETF - February	20,095,280	1,049,374	(515,692)	533,682
PGIM S&P 500 Buffer 20 ETF - February	33,101,558	1,710,453	(923,563)	786,890
PGIM S&P 500 Buffer 12 ETF - March	19,936,199	1,273,134	(695,538)	577,596
PGIM S&P 500 Buffer 20 ETF - March	33,306,106	2,037,923	(1,242,735)	795,188
PGIM S&P 500 Buffer 12 ETF - April	21,615,670	2,394,500	(1,327,630)	1,066,870
PGIM S&P 500 Buffer 20 ETF - April	28,066,318	2,953,694	(1,981,201)	972,493
PGIM S&P 500 Buffer 12 ETF - May	16,766,747	—	(1,934)	(1,934)
PGIM S&P 500 Buffer 20 ETF - May	18,328,130	—	(2,116)	(2,116)
PGIM S&P 500 Buffer 12 ETF - June	25,549,990	2,163,162	(1,483,938)	679,224
PGIM S&P 500 Buffer 20 ETF - June	21,694,415	4,604,828	(2,607,167)	1,997,661

PGIM Rock ETF Trust 313

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Buffer 12 ETF - July	$18,490,490	$2,909,658	$(1,249,904)	$1,659,754
PGIM S&P 500 Buffer 20 ETF - July	36,618,331	4,528,989	(2,590,788)	1,938,201
PGIM S&P 500 Buffer 12 ETF - August	17,760,136	2,160,784	(871,499)	1,289,285
PGIM S&P 500 Buffer 20 ETF - August	21,622,546	3,055,882	(1,531,893)	1,523,989
PGIM S&P 500 Buffer 12 ETF -September	18,774,371	2,048,042	(823,757)	1,224,285
PGIM S&P 500 Buffer 20 ETF -September	23,053,800	2,642,655	(1,442,618)	1,200,037
PGIM S&P 500 Buffer 12 ETF - October	24,744,597	2,180,159	(786,318)	1,393,841
PGIM S&P 500 Buffer 20 ETF - October	34,844,874	2,432,614	(1,204,431)	1,228,183
PGIM S&P 500 Buffer 12 ETF - November	24,739,323	1,917,219	(699,470)	1,217,749
PGIM S&P 500 Buffer 20 ETF - November	27,604,773	2,022,250	(810,035)	1,212,215
PGIM S&P 500 Buffer 12 ETF - December	28,310,670	1,836,382	(695,242)	1,141,140
PGIM S&P 500 Buffer 20 ETF - December	34,560,481	2,239,316	(975,502)	1,263,814
PGIM Laddered S&P 500 Buffer 12 ETF	152,145,915	13,926,711	—	13,926,711
PGIM Laddered S&P 500 Buffer 20 ETF	127,145,182	9,464,669	—	9,464,669
PGIM Nasdaq-100 Buffer 12 ETF - January	24,162,229	2,215,288	(1,237,954)	977,334
PGIM Nasdaq-100 Buffer 12 ETF - April	20,549,435	3,383,897	(2,061,855)	1,322,042
PGIM Nasdaq-100 Buffer 12 ETF - July	15,673,455	2,051,888	(939,751)	1,112,137
PGIM Nasdaq-100 Buffer 12 ETF - October	17,512,139	1,845,262	(949,434)	895,828
PGIM Laddered Nasdaq-100 Buffer 12 ETF	57,018,629	4,765,043	—	4,765,043
PGIM S&P 500 Max Buffer ETF - January	4,817,891	229,869	(153,424)	76,445
PGIM S&P 500 Max Buffer ETF - February	5,887,612	260,346	(197,326)	63,020
PGIM S&P 500 Max Buffer ETF - March	5,320,128	318,408	(259,875)	58,533
PGIM S&P 500 Max Buffer ETF - April	5,083,814	447,668	(385,530)	62,138
PGIM S&P 500 Max Buffer ETF - May	2,628,454	—	(230)	(230)
PGIM S&P 500 Max Buffer ETF - June	2,994,479	688,816	(486,906)	201,910
PGIM S&P 500 Max Buffer ETF - July	2,768,991	387,216	(254,346)	132,870
PGIM S&P 500 Max Buffer ETF - August	3,492,622	506,094	(317,014)	189,080
PGIM S&P 500 Max Buffer ETF – September	4,000,795	395,792	(232,338)	163,454
PGIM S&P 500 Max Buffer ETF – October	3,497,557	263,285	(154,447)	108,838
PGIM S&P 500 Max Buffer ETF – November	5,253,281	315,636	(180,569)	135,067

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM S&P 500 Max Buffer ETF – December	$ 6,995,975	$ 377,589	$ (218,010)	$ 159,579

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
PGIM S&P 500 Buffer 12 ETF - January	$531,000	$ —
PGIM S&P 500 Buffer 20 ETF - January	461,000	—
PGIM S&P 500 Buffer 12 ETF - February	378,000	—
PGIM S&P 500 Buffer 20 ETF - February	461,000	—
PGIM S&P 500 Buffer 12 ETF - March	305,000	—
PGIM S&P 500 Buffer 20 ETF - March	516,000	—
PGIM S&P 500 Buffer 12 ETF - April	427,000	—
PGIM S&P 500 Buffer 20 ETF - April	612,000	—
PGIM S&P 500 Buffer 12 ETF - May	38,000	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	30,000	—
PGIM S&P 500 Buffer 20 ETF - June	252,000	—
PGIM S&P 500 Buffer 12 ETF - July	16,000	23,000
PGIM S&P 500 Buffer 20 ETF - July	218,000	—
PGIM S&P 500 Buffer 12 ETF - August	1,000	46,000
PGIM S&P 500 Buffer 20 ETF - August	239,000	—
PGIM S&P 500 Buffer 12 ETF - September	191,000	—
PGIM S&P 500 Buffer 20 ETF - September	347,000	—
PGIM S&P 500 Buffer 12 ETF - October	49,000	43,000
PGIM S&P 500 Buffer 20 ETF - October	515,000	—
PGIM S&P 500 Buffer 12 ETF - November	592,000	—
PGIM S&P 500 Buffer 20 ETF - November	1,047,000	—
PGIM S&P 500 Buffer 12 ETF - December	—	—
PGIM S&P 500 Buffer 20 ETF - December	161,000	—
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF	—	—
PGIM Nasdaq-100 Buffer 12 ETF - January	—	—
PGIM Nasdaq-100 Buffer 12 ETF - April	—	—
PGIM Nasdaq-100 Buffer 12 ETF - July	18,000	—
PGIM Nasdaq-100 Buffer 12 ETF - October	232,000	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—
PGIM S&P 500 Max Buffer ETF - January	—	—
PGIM S&P 500 Max Buffer ETF - February	—	—
PGIM S&P 500 Max Buffer ETF - March	—	—
PGIM S&P 500 Max Buffer ETF - April	—	—
PGIM S&P 500 Max Buffer ETF - May	—	—
PGIM S&P 500 Max Buffer ETF - June	—	—
PGIM S&P 500 Max Buffer ETF - July	—	—
PGIM S&P 500 Max Buffer ETF - August	—	—
PGIM S&P 500 Max Buffer ETF – September	—	—
PGIM S&P 500 Max Buffer ETF – October	—	—
PGIM S&P 500 Max Buffer ETF – November	—	—
PGIM S&P 500 Max Buffer ETF – December	—	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM S&P 500 Buffer 12 ETF - January	$ (28,000)	$—

PGIM Rock ETF Trust 315

Notes to Financial Statements (unaudited) (continued)

Fund	Qualified Late-Year Losses	Post-October Capital Losses
PGIM S&P 500 Buffer 20 ETF - January	$(149,000)	$—
PGIM S&P 500 Buffer 12 ETF - February	(26,000)	—
PGIM S&P 500 Buffer 20 ETF - February	(47,000)	—
PGIM S&P 500 Buffer 12 ETF - March	(28,000)	—
PGIM S&P 500 Buffer 20 ETF - March	(42,000)	—
PGIM S&P 500 Buffer 12 ETF - April	(29,000)	—
PGIM S&P 500 Buffer 20 ETF - April	(60,000)	—
PGIM S&P 500 Buffer 12 ETF - May	(23,000)	—
PGIM S&P 500 Buffer 20 ETF - May	—	—
PGIM S&P 500 Buffer 12 ETF - June	(27,000)	—
PGIM S&P 500 Buffer 20 ETF - June	(46,000)	—
PGIM S&P 500 Buffer 12 ETF - July	(36,000)	—
PGIM S&P 500 Buffer 20 ETF - July	(55,000)	—
PGIM S&P 500 Buffer 12 ETF - August	(25,000)	—
PGIM S&P 500 Buffer 20 ETF - August	(32,000)	—
PGIM S&P 500 Buffer 12 ETF - September	(24,000)	—
PGIM S&P 500 Buffer 20 ETF - September	(37,000)	—
PGIM S&P 500 Buffer 12 ETF - October	(36,000)	—
PGIM S&P 500 Buffer 20 ETF - October	(31,000)	—
PGIM S&P 500 Buffer 12 ETF - November	(17,000)	—
PGIM S&P 500 Buffer 20 ETF - November	(27,000)	—
PGIM S&P 500 Buffer 12 ETF - December	(23,000)	—
PGIM S&P 500 Buffer 20 ETF - December	(79,000)	—
PGIM Laddered S&P 500 Buffer 12 ETF	—	—
PGIM Laddered S&P 500 Buffer 20 ETF	—	—
PGIM Nasdaq-100 Buffer 12 ETF - January	(16,000)	—
PGIM Nasdaq-100 Buffer 12 ETF - April	(21,000)	—
PGIM Nasdaq-100 Buffer 12 ETF - July	(12,000)	—
PGIM Nasdaq-100 Buffer 12 ETF - October	(11,000)	—
PGIM Laddered Nasdaq-100 Buffer 12 ETF	—	—
PGIM S&P 500 Max Buffer ETF - January	(8,000)	—
PGIM S&P 500 Max Buffer ETF - February	(11,000)	—
PGIM S&P 500 Max Buffer ETF - March	(7,000)	—
PGIM S&P 500 Max Buffer ETF - April	(6,000)	—
PGIM S&P 500 Max Buffer ETF - May	(6,000)	—
PGIM S&P 500 Max Buffer ETF - June	(5,000)	—
PGIM S&P 500 Max Buffer ETF - July	(3,000)	—
PGIM S&P 500 Max Buffer ETF - August	(3,000)	—
PGIM S&P 500 Max Buffer ETF – September	(2,000)	—
PGIM S&P 500 Max Buffer ETF – October	(1,000)	—
PGIM S&P 500 Max Buffer ETF – November	—	—
PGIM S&P 500 Max Buffer ETF – December	—	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc. except for Nasdaq-100 Buffer ETFs and Laddered Nasdaq ETF, which list their shares on the Nasdaq Stock Market LLC. (together with Cboe BZX Exchange, Inc., the “Exchanges”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized

Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”. A Creation Unit consists of 10,000 shares of each Fund.

Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. These fees, if charged, are paid to the Custodian to offset costs associated with processing creation and redemption transactions. Authorized Participants transacting in creation units for cash may pay an additional variable fee to compensate the Funds for transaction costs and market impact expenses relating to purchases or sales of portfolio securities. Such variable fees, if any, are included in “Net proceeds from shares sold” and/or “Cost of shares purchased”, as applicable, in the Statements of Changes in Net Assets.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM S&P 500 Buffer 12 ETF - January	412,018	33.2%
PGIM S&P 500 Buffer 20 ETF - January	355,163	19.7
PGIM S&P 500 Buffer 12 ETF - February	416,432	67.1
PGIM S&P 500 Buffer 20 ETF - February	359,606	33.3
PGIM S&P 500 Buffer 12 ETF - March	411,623	67.5
PGIM S&P 500 Buffer 20 ETF - March	363,259	33.6
PGIM S&P 500 Buffer 12 ETF - April	432,843	61.0
PGIM S&P 500 Buffer 20 ETF - April	368,515	38.8
PGIM S&P 500 Buffer 12 ETF - May	423,950	80.0
PGIM S&P 500 Buffer 20 ETF - May	364,604	60.8
PGIM S&P 500 Buffer 12 ETF - June	435,900	52.5
PGIM S&P 500 Buffer 20 ETF - June	381,974	49.6
PGIM S&P 500 Buffer 12 ETF - July	430,347	68.3
PGIM S&P 500 Buffer 20 ETF - July	413,087	33.1
PGIM S&P 500 Buffer 12 ETF - August	428,268	72.6
PGIM S&P 500 Buffer 20 ETF - August	362,764	48.4
PGIM S&P 500 Buffer 12 ETF - September	437,498	69.4
PGIM S&P 500 Buffer 20 ETF - September	389,621	48.7
PGIM S&P 500 Buffer 12 ETF - October	439,264	52.9
PGIM S&P 500 Buffer 20 ETF - October	375,154	31.3
PGIM S&P 500 Buffer 12 ETF - November	426,960	52.1
PGIM S&P 500 Buffer 20 ETF - November	376,957	39.7
PGIM S&P 500 Buffer 12 ETF - December	437,234	47.0
PGIM S&P 500 Buffer 20 ETF - December	371,580	31.5
PGIM Laddered S&P 500 Buffer 12 ETF	485,500	9.2
PGIM Laddered S&P 500 Buffer 20 ETF	471,500	10.4
PGIM Nasdaq-100 Buffer 12 ETF - January	511,039	62.3
PGIM Nasdaq-100 Buffer 12 ETF - April	488,973	69.9
PGIM Nasdaq-100 Buffer 12 ETF - July	504,516	91.7
PGIM Nasdaq-100 Buffer 12 ETF - October	511,307	83.8
PGIM Laddered Nasdaq-100 Buffer 12 ETF	280,000	13.9
PGIM S&P 500 Max Buffer ETF - January	77,001	42.8
PGIM S&P 500 Max Buffer ETF - February	73,001	33.2
PGIM S&P 500 Max Buffer ETF - March	80,001	40.0
PGIM S&P 500 Max Buffer ETF - April	69,001	36.3

PGIM Rock ETF Trust 317

Notes to Financial Statements (unaudited) (continued)

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM S&P 500 Max Buffer ETF - May	64,001	64.0%
PGIM S&P 500 Max Buffer ETF - June	80,001	66.7
PGIM S&P 500 Max Buffer ETF - July	80,001	72.7
PGIM S&P 500 Max Buffer ETF - August	77,001	55.0
PGIM S&P 500 Max Buffer ETF – September	80,001	50.0
PGIM S&P 500 Max Buffer ETF – October	80,001	57.1
PGIM S&P 500 Max Buffer ETF – November	80,001	38.1
PGIM S&P 500 Max Buffer ETF – December	80,001	28.6

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM S&P 500 Buffer 12 ETF - January	1	33.2%
PGIM S&P 500 Buffer 20 ETF - January	1	19.7
PGIM S&P 500 Buffer 12 ETF - February	1	67.1
PGIM S&P 500 Buffer 20 ETF - February	1	33.3
PGIM S&P 500 Buffer 12 ETF - March	1	67.5
PGIM S&P 500 Buffer 20 ETF - March	1	33.6
PGIM S&P 500 Buffer 12 ETF - April	1	61.0
PGIM S&P 500 Buffer 20 ETF - April	1	38.8
PGIM S&P 500 Buffer 12 ETF - May	1	80.0
PGIM S&P 500 Buffer 20 ETF - May	1	60.8
PGIM S&P 500 Buffer 12 ETF - June	1	52.5
PGIM S&P 500 Buffer 20 ETF - June	1	49.6
PGIM S&P 500 Buffer 12 ETF - July	1	68.3
PGIM S&P 500 Buffer 20 ETF - July	1	33.0
PGIM S&P 500 Buffer 12 ETF - August	1	72.6
PGIM S&P 500 Buffer 20 ETF - August	1	48.4
PGIM S&P 500 Buffer 12 ETF - September	1	69.4
PGIM S&P 500 Buffer 20 ETF - September	1	48.7
PGIM S&P 500 Buffer 12 ETF - October	1	52.9
PGIM S&P 500 Buffer 20 ETF - October	1	31.3
PGIM S&P 500 Buffer 12 ETF - November	1	52.1
PGIM S&P 500 Buffer 20 ETF - November	1	39.7
PGIM S&P 500 Buffer 12 ETF - December	1	47.0
PGIM S&P 500 Buffer 20 ETF - December	1	31.5
PGIM Laddered S&P 500 Buffer 12 ETF	1	9.2
PGIM Laddered S&P 500 Buffer 20 ETF	1	10.4
PGIM Nasdaq-100 Buffer 12 ETF - January	1	62.3
PGIM Nasdaq-100 Buffer 12 ETF - April	1	69.9
PGIM Nasdaq-100 Buffer 12 ETF - July	1	91.7
PGIM Nasdaq-100 Buffer 12 ETF - October	1	83.8
PGIM Laddered Nasdaq-100 Buffer 12 ETF	1	13.9
PGIM S&P 500 Max Buffer ETF - January	1	42.8
PGIM S&P 500 Max Buffer ETF - February	1	33.2
PGIM S&P 500 Max Buffer ETF - March	1	40.0
PGIM S&P 500 Max Buffer ETF - April	1	36.3
PGIM S&P 500 Max Buffer ETF - May	1	64.0
PGIM S&P 500 Max Buffer ETF - June	1	66.7
PGIM S&P 500 Max Buffer ETF - July	1	72.7
PGIM S&P 500 Max Buffer ETF - August	1	55.0
PGIM S&P 500 Max Buffer ETF – September	1	50.0
PGIM S&P 500 Max Buffer ETF – October	1	57.1
PGIM S&P 500 Max Buffer ETF – November	1	38.1
PGIM S&P 500 Max Buffer ETF – December	1	28.6

Fund	Number of Shareholders	Percentage of Outstanding Shares
Unaffiliated:
PGIM S&P 500 Buffer 12 ETF - January	3	62.3%
PGIM S&P 500 Buffer 20 ETF - January	2	72.3
PGIM S&P 500 Buffer 12 ETF - February	2	21.9
PGIM S&P 500 Buffer 20 ETF - February	2	51.5
PGIM S&P 500 Buffer 12 ETF - March	2	23.5
PGIM S&P 500 Buffer 20 ETF - March	3	58.3
PGIM S&P 500 Buffer 12 ETF - April	3	29.6
PGIM S&P 500 Buffer 20 ETF - April	2	47.7
PGIM S&P 500 Buffer 12 ETF - May	1	11.6
PGIM S&P 500 Buffer 20 ETF - May	2	34.9
PGIM S&P 500 Buffer 12 ETF - June	2	44.4
PGIM S&P 500 Buffer 20 ETF - June	2	46.5
PGIM S&P 500 Buffer 12 ETF - July	2	22.3
PGIM S&P 500 Buffer 20 ETF - July	2	61.5
PGIM S&P 500 Buffer 12 ETF - August	1	11.8
PGIM S&P 500 Buffer 20 ETF - August	2	47.1
PGIM S&P 500 Buffer 12 ETF - September	2	22.3
PGIM S&P 500 Buffer 20 ETF - September	2	44.4
PGIM S&P 500 Buffer 12 ETF - October	2	41.4
PGIM S&P 500 Buffer 20 ETF - October	2	59.9
PGIM S&P 500 Buffer 12 ETF - November	2	37.5
PGIM S&P 500 Buffer 20 ETF - November	2	50.4
PGIM S&P 500 Buffer 12 ETF - December	3	46.8
PGIM S&P 500 Buffer 20 ETF - December	3	61.7
PGIM Laddered S&P 500 Buffer 12 ETF	4	84.8
PGIM Laddered S&P 500 Buffer 20 ETF	3	78.7
PGIM Nasdaq-100 Buffer 12 ETF - January	2	30.2
PGIM Nasdaq-100 Buffer 12 ETF - April	1	23.5
PGIM Nasdaq-100 Buffer 12 ETF - July	—	—
PGIM Nasdaq-100 Buffer 12 ETF - October	1	9.2
PGIM Laddered Nasdaq-100 Buffer 12 ETF	2	78.3
PGIM S&P 500 Max Buffer ETF - January	3	46.9
PGIM S&P 500 Max Buffer ETF - February	3	50.8
PGIM S&P 500 Max Buffer ETF - March	3	56.0
PGIM S&P 500 Max Buffer ETF - April	4	58.1
PGIM S&P 500 Max Buffer ETF - May	1	29.1
PGIM S&P 500 Max Buffer ETF - June	3	30.5
PGIM S&P 500 Max Buffer ETF - July	2	24.7
PGIM S&P 500 Max Buffer ETF - August	3	37.7
PGIM S&P 500 Max Buffer ETF – September	3	44.6
PGIM S&P 500 Max Buffer ETF – October	2	38.4
PGIM S&P 500 Max Buffer ETF – November	3	53.4
PGIM S&P 500 Max Buffer ETF – December	3	67.0

The Funds may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the reporting period April 30, 2026, certain funds had subscriptions in-kind and/or redemptions in-kind with total proceeds in the amounts presented on the Statement of Changes in Net Assets.

8.	Risks of Investing in the Funds

S&P 500 Buffer ETFs, Nasdaq-100 Buffer ETFs and S&P 500 Max Buffer ETFs:

Each S&P 500 Buffer ETF’s, Nasdaq-100 Buffer ETF’s and S&P 500 Max Buffer ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the S&P 500 Buffer ETFs and the S&P 500 Max Buffer ETFs, the term “Underlying ETF” means SPY. With respect to the Nasdaq-100 Buffer ETFs, the term “Underlying ETF” means QQQ. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

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Notes to Financial Statements (unaudited) (continued)

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.

Cap Change Risk: A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods. In addition, the limited buffer of the S&P 500 Max Buffer ETFs may be further reduced in certain Target Outcome Periods, depending on market conditions for the FLEX Options and the establishment of the cap.

Capped Upside Risk: The Fund’s strategy seeks to provide returns subject to a pre-determined upside cap. The upside cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund’s fees and expenses and because the Fund’s returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund’s counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through

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Notes to Financial Statements (unaudited) (continued)

its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.

FLEX Options Valuation Risk: The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by a Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.

Large Capitalization Companies Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Target Outcome Period Risk: The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap, and to the extent applicable its buffer, each Target Outcome Period.

Tax Risk: The Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund’s options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a Regulated Investment Company, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal

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Notes to Financial Statements (unaudited) (continued)

Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a Regulated Investment Company for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a Regulated Investment Company, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).

The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its Regulated Investment Company qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its Regulated Investment Company qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.

In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a Regulated Investment Company.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Technology Sector Risk (Nasdaq-100 Buffer ETFs only): QQQ’s assets may be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means it will be more affected by the performance of the technology sector than a fund that is less concentrated. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying ETF Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund’s value may not directly correlate to the value of the Underlying ETF due to the Fund’s fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund’s value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

Laddered S&P 500 Buffer ETFs and Laddered Nasdaq ETF:

Each Laddered S&P 500 Buffer ETF’s and the Laddered Nasdaq ETF’s principal risks include, but are not limited to, some or all of the risks discussed below. With respect to the Laddered S&P 500 Buffer ETFs, the term “Underlying ETFs” means the S&P 500 Buffer 12 ETFs or the S&P 500 Buffer 20 ETFs, as applicable, and the term “Reference Asset” means SPY. With respect to the Laddered Nasdaq ETF, the term “Underlying ETFs” means the Nasdaq-100 Buffer ETFs and the term “Reference Asset” means QQQ. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Authorized Participant Concentration Risk: Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.

Buffered Loss Risk: There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against the Reference Asset’s losses. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund likely will not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. Each Underlying ETF’s strategy seeks to deliver returns that match the price return of the Reference Asset (up to the cap), while limiting downside losses, if shares are bought on the first day of a Target Outcome Period and held until the end of that Target Outcome Period. To the extent the Fund acquires shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalancing, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, to the extent the Fund disposes of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalancing, any such dispositions typically will not occur on the last day of a Target Outcome Period. In the event that the Fund acquires shares after the first day of a Target Outcome Period or disposes of shares prior to the end of a Target Outcome Period, the buffer that the Underlying ETF seeks to provide may not be available. If the Fund purchases Underlying ETF shares during a Target Outcome Period at a time when the Underlying ETF has decreased in value by 12% or 20%, as applicable, or more from the value of the Underlying ETF on the first day of the Target Outcome Period (the “Initial Underlying ETF Value”), the buffer protection received by the Fund from its investments in the Underlying ETF will essentially be zero (meaning the Fund can lose its entire investment). If the Fund purchases Underlying ETF shares at a time when the Underlying ETF has decreased in value by less than 12% or 20%, as applicable, from the Initial Underlying ETF Value, the Fund’s ability to benefit from the buffer will be reduced by the difference between the Initial Underlying ETF Value and the NAV of the Underlying ETF on the date the Fund purchases the shares.

Cap Change Risk: A new cap for an Underlying ETF is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

Capped Upside Risk: Each Underlying ETF’s strategy seeks to provide returns that match the price return of the Reference Asset for shares acquired on the first day of a Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event that the Fund

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Notes to Financial Statements (unaudited) (continued)

acquires Underlying ETF shares after the first day of a Target Outcome Period and the Underlying ETF has risen in value to a level near or at the cap (because the Fund’s potential gain will be limited to the difference between the Underlying ETF’s NAV on the date the Fund purchases Underlying ETF shares and the cap), there may be little or no ability for the Fund to experience an investment gain on those Underlying ETF shares; however, the Fund will remain vulnerable to downside risks. This could be true for all of the Underlying ETFs held by the Fund at a certain point in time severely limiting the Fund’s ability to participate in gains during that time. If the Reference Asset experiences gains during a Target Outcome Period, an Underlying ETF will not participate in those gains beyond the cap. If the Fund buys Underlying ETF shares when the price exceeds the cap, the Fund will not experience any gain in respect of those Underlying ETF shares regardless of the performance of the Reference Asset.

Cash Transactions Risk: Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Counterparty Risk: Underlying ETF transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Underlying ETF. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an Underlying ETF and, in turn, the Fund. An Underlying ETF may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of an Underlying ETF to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, an Underlying ETF and, in turn, the Fund could suffer significant losses.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: The Fund is exposed to the performance of the equity markets through investments in the Underlying ETFs which have exposure to FLEX Options on the Reference Asset. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Underlying ETFs invest could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.

Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.

No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

FLEX Options Risk: The Underlying ETFs invest in FLEX Options. When an Underlying ETF purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Underlying ETF were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying ETF. To the extent that the Underlying ETF writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Underlying ETF and, in turn, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.

FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options, Underlying ETF shares and, in turn, Fund shares and result in the Fund being unable to achieve its investment objective.

FLEX Options Trading Risk: Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, an Underlying ETF’s counterparty is the OCC, rather than a bank or broker. Since no Underlying ETF is a member of the OCC and only members (“clearing members”) can participate directly in the OCC, each Underlying ETF will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Underlying ETF will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by an Underlying ETF with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of such Underlying ETF’s clearing member. There is a risk that the assets of an Underlying ETF might not be fully protected in the event of a clearing member’s default and an Underlying ETF would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, an Underlying ETF could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of an Underlying ETF.

FLEX Options Valuation Risk: The FLEX Options held by the Underlying ETFs will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Reference Asset. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Reference Asset. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Reference Asset’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by an Underlying ETF typically do not increase or decrease at the same rate as the Reference Asset’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Underlying ETF’s NAV (and, in turn, the Fund’s NAV) may not increase or decrease at the same rate the Reference Asset’s share price.

Large Capitalization Companies Risk: The Reference Asset invests in the securities of large capitalization companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying ETF’s and, in turn, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

PGIM Rock ETF Trust 327

Notes to Financial Statements (unaudited) (continued)

The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.

New/Small Fund Risk: The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s portfolio turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Target Outcome Period Risk: Each Underlying ETF’s investment strategy is designed to deliver returns that match the price return of the Reference Asset if shares are bought on the day on which the Underlying ETF enters into the FLEX Options (i.e., the first day of a Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period subject to the cap. Because the Fund will acquire shares of the Underlying ETFs in connection with creations of new shares of the Fund and during each quarterly rebalance, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Likewise, the Fund will dispose of shares of the Underlying ETFs in connection with redemptions of shares of the Fund and during each quarterly rebalance, and such disposals typically will not occur on the last day of a Target Outcome Period. In the event the Fund acquires shares of an Underlying ETF after the first day of a Target Outcome Period or disposes of shares prior to the expiration of the Target Outcome Period, the value of the Fund’s investment in Underlying ETF shares may not be buffered against a decline in the value of the Reference Asset and may not participate in a gain in the value of the Reference Asset for the Fund’s investment period.

Tax Risk: The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund’s qualification as a RIC depends on the qualification of the Underlying ETFs as RICs. If one or more of the Underlying ETFs were to lose its status as a RIC, the Fund might fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares and shortly thereafter the Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Technology Sector Risk (Laddered Nasdaq ETF only): The Reference Asset’s assets may be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means it will be more affected by the performance of the technology sector than a fund that is less concentrated. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying ETFs and Reference Asset Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETFs, and, in turn, the Reference Asset. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETFs and its investments. Exposure to the Underlying ETFs will also expose the Fund to a pro rata portion of the Underlying ETFs’ fees and expenses. The fluctuating value of the FLEX Options will affect the Underlying ETFs’ value, and, in turn, the Fund’s value.

The Fund intends to generally rebalance its portfolio to equal weight quarterly, in connection with the reset of the cap of each Underlying ETF. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures.

9.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

10.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

PGIM Rock ETF Trust 329

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Because the Manager has agreed in the Management Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Manager pays the compensation to each Independent Trustee for services to the Funds from the management fee. The management fee is included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Rock ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026